UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

David Lebisky

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

registrant’s telephone number, including area code: 610-382-8667

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

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                                 ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                    DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

                               December 31, 2005
                            ----------------------
                             www.wilshirefunds.com

                          Wilshire Mutual Funds, Inc.

Shareholder Letter ..............................................    1
Large Company Growth Portfolio:
  Commentary.....................................................    2
Large Company Value Portfolio:
  Commentary ....................................................    5
Small Company Growth Portfolio:
  Commentary.....................................................    8
Small Company Value Portfolio:
  Commentary ....................................................   11
Dow Jones Wilshire 5000 Index Portfolio:
  Commentary ....................................................   14
Disclosure of Fund Expenses .....................................   19
Statements of Investments:

Financial Highlights:

                ----------------------------------------------
This report is for the general information of the shareholders of Large Company
Growth Portfolio, Large Company Value Portfolio, Small Company Growth
Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index
Portfolio. Its use in connection with any offering of a Portfolio's shares is authorized only if accompanied or preceded by the Portfolio's current prospectus.

 Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this annual report to all shareholders of the
Wilshire Mutual Funds, Inc., (the "Fund").  This report covers the twelve-month period ended December 31, 2005 (the "Period"), for all share classes of the
Large Company Growth, Large Company Value, Small Company Growth, Small Company
Value and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

The most recent GDP results showed solid economic activities for the Period.
Although growth was tepid during the 4th quarter, GDP grew 3.5% for the Period.
According to the December data released by the Conference Board, the U.S.
consumer was gaining confidence late in the year.  The strong gains in consumer confidence in November and December coincided with the drop in energy prices.
Oil prices fell 7.85% during the 4th quarter and ended the year at $61.04 per barrel.  Despite the drop, oil and natural gas prices still rose more than 40%
and 82% respectively for the year.

Inflation remained in check as the year-over-year inflation (CPI) was measured at 3.5% in November which was the same rate of change a year earlier.  Mortgage rates were higher for the Period and November's existing home sales of 6.97 million units was 1.7% lower from October's figure and 0.1% lower from a year ago.

The U.S. equity markets posted a solid 4th quarter gain of 2.21%.  The Dow
Jones Wilshire 5000 Index finished the year with a respectable 6.38% gain for the Period.  Rebounding from the difficult 2000-2002 bear markets, this Period marked the third consecutive year of positive returns for the U.S. markets.

The U.S. equity markets witnessed a significant reversal in growth versus value stocks over the Period.  Growth stocks finished the year on a strong note, posting significantly better returns over value stocks in the 4th quarter.  The
Dow Jones Wilshire Large Growth Index returned 3.12% in the quarter versus
1.61% for the Dow Jones Wilshire Large Value Index.  The surge in the 4th quarter propelled growth stocks to outperform value stocks by 1.33% for the year.  This is a typical pattern, with defensive, value stocks providing more downside protection but lagging in a strong rising market.  Energy, Utilities,
Healthcare and Financial Services were the leading sectors for the market.

FUND PERFORMANCE OVERVIEW*

Wilshire is pleased to discuss the results with our shareholders. Three of the four style funds outpaced their benchmarks for the Period.  The large cap style portfolios showed strong relative out-performance for the year.  The Wilshire
Large Company Growth Portfolio returned 8.46% versus 5.26% for the Russell 1000
Growth Index.  The Large Company Value Portfolio with a return of 8.90%
outperformed its benchmark return for the Russell 1000 Value Index, 7.05%.  The
Small Company Value Portfolio gained 5.41% versus a return of 4.71% for the
Russell 2000 Value Index.  Only the Small Company Growth Portfolio trailed its benchmark with a return of 3.48% versus 4.15% for the Russell 2000 Growth
Index.  For the Period, the Dow Jones Wilshire 5000 Index Portfolio gained
5.63% versus 6.38% for the Dow Jones Wilshire 5000 Index.

Sincerely,
Wilshire Associates Incorporated

* The performance stated is for Investment Class Shares. The performance data quoted represents past performance and does not guarantee future results.
Current performance may be lower or higher. Performance quoted to the most recent month end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost.

[GRAPHIC OMITTED]

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY

                INVESTMENT CLASS SHARES
             Average Annual Total Return*
     One Year Ended 12/31/05 ...........        8.46%
     Five Years Ended 12/31/05 .........       (0.92)%
     Ten Years Ended 12/31/05 ..........        9.71%

        Comparison of Change in Value of $10,000 Investment in Shares of
       Large Company Growth Portfolio, the Russell 1000 Growth Index and
            the Target Large Company Growth Index through 12/31/05.
[GRAPHIC OMITTED]

            Large Growth - Investment  Russell 1000 Growth  Target Large Growth
12/31/1995  $                  10,000  $            10,000  $             10,000
12/31/1996  $                  12,574  $            12,312  $             12,693
12/31/1997  $                  16,625  $            16,066  $             16,969
12/31/1998  $                  23,395  $            22,285  $             24,132
12/31/1999  $                  31,338  $            29,675  $             32,706
12/31/2000  $                  26,452  $            23,022  $             27,077
12/31/2001  $                  22,064  $            18,321  $             22,639
12/31/2002  $                  17,261  $            13,213  $             17,679
12/31/2003  $                  21,826  $            17,144  $             22,143
12/31/2004  $                  23,288  $            18,224  $             23,864
12/31/2005  $                  25,258  $            19,182  $             24,358

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher.  Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. The Target Large Company Growth Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the large growth sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

                    INSTITUTIONAL CLASS SHARES
                   Average Annual Total Return*
     One Year Ended 12/31/05 ......................        8.84%
     Five Years Ended 12/31/05 ....................       (0.60)%
     Inception (7/15/96) through 12/31/05 .........       10.06%

        Comparison of Change in Value of $10,000 Investment in Shares of
       Large Company Growth Portfolio, the Russell 1000 Growth Index and
            the Target Large Company Growth Index through 12/31/05.

[GRAPHIC OMITTED]

            Large Growth - Institutional Russell 1000 Growth Target Large Growth
 7/15/1996  $                     10,000 $            10,000 $            10,000
12/31/1996  $                     12,029 $            11,592 $            11,164
12/31/1997  $                     15,932 $            15,126 $            14,925
12/31/1998  $                     22,438 $            20,982 $            21,225
12/31/1999  $                     30,136 $            27,939 $            28,766
12/31/2000  $                     25,525 $            21,675 $            23,816
12/31/2001  $                     21,357 $            17,249 $            19,912
12/31/2002  $                     16,752 $            12,440 $            15,549
12/31/2003  $                     21,250 $            16,141 $            19,476
12/31/2004  $                     22,759 $            17,158 $            20,989
12/31/2005  $                     24,771 $            18,061 $            21,423

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher.  Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. The Target Large Company Growth Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the large growth sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Growth Portfolio (the "Portfolio")
returned 8.46% while the Institutional Share Class returned 8.84% for the year ended December 31, 2005 (the "Period"). The Period marked the third consecutive year of positive returns for the Portfolio with both classes strongly outperforming the benchmark, the Russell 1000 Growth Index, which returned
5.26% for the same Period.

Despite outperforming the large value category by 1.72% during the fourth quarter, the large growth category finished behind its value counterpart for the sixth consecutive year. For the Period, the Russell 1000 Growth Index returned 5.26% while the Russell 1000 Value Index gained 7.05%. The large growth segment experienced broad based strength across most sectors. Except for the Consumer Discretionary sector, all sectors recorded positive gains for the
Period. Energy, Utilities, and Telecommunication Services were the top three performing sectors.

The large growth category outperformed the small growth category for the
Period, reversing a two-year trend of underperformance. The small growth category as measured by the Russell 2000 Growth index returned 4.15% for the
Period.

In aggregate, the Fund outperformed its benchmark due primarily to strong security selection, particularly within the Information Technology, Health
Care, and Financials sectors. Holdings in Sandisk Corp. (2.0% of the
Portfolio), Genentech, Inc. (2.7% of the Portfolio), and Chicago Mercantile
Holdings (1.6% of the Portfolio) were among the largest contributors to the
Portfolio's performance.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost.
Portfolio holdings subject to change.

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2005)
[GRAPHIC OMITTED]

Large Growth                        % of Market Value
Consumer Discretionary                    15.8%
Consumer Staples                          10.0%
Energy                                     3.1%
Financials                                 8.3%
Health Care                               20.7%
Industrials                               10.7%
Information Technology                    26.8%
Materials                                  1.9%
Telecommunications Services                1.7%
Utilities                                  1.0%

* Based on percent of Portfolio's total market value.

[GRAPHIC OMITTED]

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY

               INVESTMENT CLASS SHARES
            Average Annual Total Return*
     One Year Ended 12/31/05 ...........       8.90%
     Five Years Ended 12/31/05 .........       5.32%
     Ten Years Ended 12/31/05 ..........       9.13%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
        Large Company Value Portfolio, the Russell 1000 Value Index and
             the Target Large Company Value Index through 12/31/05.
[GRAPHIC OMITTED]

            Large Value - Investment  Russell 1000 Value  Target Large Value
12/31/1995  $                 10,000  $           10,000  $           10,000
12/31/1996  $                 11,808  $           12,164  $           11,908
12/31/1997  $                 15,372  $           16,443  $           15,645
12/31/1998  $                 16,956  $           19,013  $           17,405
12/31/1999  $                 15,802  $           20,411  $           16,167
12/31/2000  $                 18,482  $           21,842  $           17,792
12/31/2001  $                 18,258  $           20,621  $           17,536
12/31/2002  $                 15,112  $           17,420  $           14,481
12/31/2003  $                 19,421  $           22,652  $           19,169
12/31/2004  $                 22,000  $           26,387  $           22,264
12/31/2005  $                 23,958  $           28,247  $           25,039

The performance data quoted represents past performance does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Target Large Company Value Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the large value sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot directly invest in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     One Year Ended 12/31/05 ......................       9.18%
     Five Years Ended 12/31/05 ....................       5.60%
     Inception (7/15/96) through 12/31/05 .........       9.81%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
        Large Company Value Portfolio, the Russell 1000 Value Index and
             the Target Large Company Value Index through 12/31/05.
[GRAPHIC OMITTED]

            Large Value - Institutional  Russell 1000 Value  Target Large Value
 7/15/1996  $                    10,000  $           10,000  $           10,000
12/31/1996  $                    11,709  $           11,620  $           11,272
12/31/1997  $                    15,249  $           15,708  $           14,809
12/31/1998  $                    16,842  $           18,163  $           16,475
12/31/1999  $                    15,737  $           19,498  $           15,304
12/31/2000  $                    18,457  $           20,865  $           16,842
12/31/2001  $                    18,281  $           19,699  $           16,599
12/31/2002  $                    15,166  $           16,641  $           13,708
12/31/2003  $                    19,539  $           21,639  $           18,145
12/31/2004  $                    22,200  $           25,207  $           21,075
12/31/2005  $                    24,238  $           26,984  $           23,701

The performance data quoted represents past performance does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Target Large Company Value Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the large value sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Value Portfolio (the "Portfolio")
rose 8.90% while Institutional Class shares gained 9.18% for the year ended
December 31, 2005 (the "Period"). The Period marked the third consecutive year of positive returns for the Portfolio with both classes of the Portfolio outperforming the benchmark, the Russell 1000 Value Index, which returned 7.05%
over the Period.

Entering into 2005, the large value category had outperformed the large growth category for five consecutive years. Although large value lost strength during the year, it still outperformed large growth for the Period, thus extending the outperformance trend. The Russell 1000 Value Index gained 7.05% for the Period while the Russell 1000 Growth Index returned 5.26% over the same span. The large value category experienced strength across multiple sectors with Energy,
Utilities, and Health Care in the lead. Consumer Discretionary and
Telecommunication Services were the only sectors posting negative returns for the Period.

After underperforming its smaller counterparts for the previous five years, large value companies provided better returns in the Period. The Russell 1000
Value Index outperformed the Russell 2000 Value Index by 2.34% for the Period.

The Portfolio outperformed the benchmark due primary to its strong stock selection, particularly within the Health Care, Energy, and Consumer
Discretionary sectors. Holdings in Valero Energy Corp. (0.9% of the Portfolio),
McKesson Corp. (1.6% of the Portfolio), and Hewlett Packard Co. (2.0% of the
the Portfolio) were the three largest contributors to the Portfolio's performance.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost.
Portfolio holdings subject to change.

                          PORTFOLIO SECTOR WEIGHTING*

                           (As of December 31, 2005)
[GRAPHIC OMITTED]

Large Value                         % of Market Value
Consumer Discretionary                     8.0%
Consumer Staples                           3.6%
Energy                                    12.3%
Financials                                38.8%
Health Care                               10.1%
Industrials                                9.1%
Information Technology                     8.8%
Materials                                  1.2%
Telecommunications Services                3.6%
Utilities                                  4.5%

* Based on percent of Portfolio's total market value.

[GRAPHIC OMITTED]

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY

               INVESTMENT CLASS SHARES
            Average Annual Total Return*
     One Year Ended 12/31/05 ...........       3.48%
     Five Years Ended 12/31/05 .........       6.76%
     Ten Years Ended 12/31/05 ..........       7.00%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
       Small Company Growth Portfolio, the Russell 2000 Growth Index and
            the Target Small Company Growth Index through 12/31/05.
[GRAPHIC OMITTED]

            Small Growth - Investment  Russell 2000 Growth  Target Small Growth
12/31/1995  $                  10,000  $            10,000  $            10,000
12/31/1996  $                  11,401  $            11,126  $            11,388
12/31/1997  $                  12,731  $            12,567  $            13,193
12/31/1998  $                  12,278  $            12,721  $            12,868
12/31/1999  $                  14,050  $            18,203  $            14,999
12/31/2000  $                  14,189  $            14,120  $            14,800
12/31/2001  $                  13,756  $            12,817  $            14,476
12/31/2002  $                  11,839  $             8,938  $            12,635
12/31/2003  $                  16,221  $            13,277  $            17,509
12/31/2004  $                  19,015  $            15,177  $            20,657
12/31/2005  $                  19,676  $            15,807  $            22,597

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher.  Performance data current to the most recent month end can be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values.  The Target Small Company Growth
Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the small growth sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, fees totaling 0.84% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     One Year Ended 12/31/05 ......................       3.81%
     Five Years Ended 12/31/05 ....................       7.01%
     Inception (7/15/96) through 12/31/05 .........       7.50%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
       Small Company Growth Portfolio, the Russell 2000 Growth Index and
            the Target Small Company Growth Index through 12/31/05.
[GRAPHIC OMITTED]

            Small Growth - Institutional Russell 2000 Growth Target Small Growth
 7/15/1996  $                     10,000 $            10,000 $            10,000
12/31/1996  $                     11,290 $            10,974 $            10,305
12/31/1997  $                     12,600 $            12,395 $            11,938
12/31/1998  $                     12,167 $            12,548 $            11,645
12/31/1999  $                     13,955 $            17,954 $            13,573
12/31/2000  $                     14,133 $            13,927 $            13,392
12/31/2001  $                     13,736 $            12,642 $            13,099
12/31/2002  $                     11,831 $             8,816 $            11,433
12/31/2003  $                     16,244 $            13,096 $            15,844
12/31/2004  $                     19,097 $            14,970 $            18,693
12/31/2005  $                     19,836 $            15,591 $            20,448

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end can be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values.  The Target Small Company Growth
Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the small growth sector of the market.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, fees totaling 0.84% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[GRAPHIC OMITTED]

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Growth Portfolio's Investment Class Shares (the "Portfolio")
returned 3.48%, while Institutional Class Shares returned 3.81% for the year ended December 31, 2005 (the "Period") with both classes underperforming the benchmark, the Russell 2000 Growth Index, which returned 4.15% over the Period.

The small growth category underperformed both the small value segment and the large growth segment for the Period. The Russell 2000 Value Index gained 4.71%
while the Russell 1000 Growth Index returned 5.26% for the Period. Energy,
Utilities, and Telecommunication Services were the three leading sectors within the small growth benchmark. The worse performing sectors were Information
Technology and Consumer Discretionary.

The Portfolio's performance was hampered by its stock selection within the
Information Technology sector, the largest sector within the Portfolio and its benchmark. A loss position within the sector was Tessera Technologies, Inc.
(0.5% of the Portfolio). On the positive side, the Portfolio's performance was enhanced by its overweight position in Energy, the best performing sector in the benchmark, and good stock selection in the Consumer Discretionary and
Health Care sectors.

Southwestern Energy Co. (1.0% of the Portfolio), Intuitive Surgical, Inc. (1.3%
of the Portfolio), and Vintage Petroleum, Inc. (0.6% of the Portfolio) were major contributors to the Portfolio's performance for the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.  Portfolio holdings subject to change.

                          PORTFOLIO SECTOR WEIGHTING*

                           (As of December 31, 2005)
[GRAPHIC OMITTED]

Small Growth                        % of Market Value
Consumer Discretionary                    14.1%
Consumer Staples                           2.0%
Energy                                    13.2%
Financials                                 6.5%
Health Care                               19.4%
Industrials                               14.2%
Information Technology                    26.1%
Materials                                  2.3%
Telecommunications Services                2.2%
Utilities                                  0.0%

* Based on percent of Portfolio's total market value.

                                       10

[GRAPHIC OMITTED]

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY

               INVESTMENT CLASS SHARES
            Average Annual Total Return*
     One Year Ended 12/31/05 ...........       5.41%
     Five Years Ended 12/31/05 .........      13.75%
     Ten Years Ended 12/31/05 ..........      10.32%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
        Small Company Value Portfolio, the Russell 2000 Value Index and
             the Target Small Company Value Index through 12/31/05.
[GRAPHIC OMITTED]

            Small Value - Investment  Russell 2000 Value  Target Small Value
12/31/1995  $                 10,000  $           10,000  $           10,000
12/31/1996  $                 11,394  $           12,137  $           11,543
12/31/1997  $                 14,949  $           15,994  $           15,288
12/31/1998  $                 14,116  $           14,963  $           14,543
12/31/1999  $                 12,394  $           14,740  $           12,753
12/31/2000  $                 14,025  $           18,105  $           14,170
12/31/2001  $                 16,442  $           20,643  $           17,023
12/31/2002  $                 15,128  $           18,283  $           15,725
12/31/2003  $                 20,636  $           26,699  $           22,153
12/31/2004  $                 25,337  $           32,640  $           28,759
12/31/2005  $                 26,708  $           34,177  $           31,965

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of any investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted values. The Target Small Company Value Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the small capitalization value sector of the market.
Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       11

[GRAPHIC OMITTED]

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     One Year Ended 12/31/05 ......................       5.73%
     Five Years Ended 12/31/05 ....................      14.07%
     Inception (7/15/96) through 12/31/05 .........      11.20%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
        Small Company Value Portfolio, the Russell 2000 Value Index and
             the Target Small Company Value Index through 12/31/05.
[GRAPHIC OMITTED]

            Small Value - Institutional  Russell 2000 Value  Target Small Value
 7/15/1996  $                    10,000  $           10,000  $           10,000
12/31/1996  $                    11,429  $           11,606  $           11,020
12/31/1997  $                    14,993  $           15,294  $           14,595
12/31/1998  $                    14,175  $           14,308  $           13,884
12/31/1999  $                    12,473  $           14,095  $           12,175
12/31/2000  $                    14,143  $           17,313  $           13,528
12/31/2001  $                    16,625  $           19,740  $           16,252
12/31/2002  $                    15,333  $           17,483  $           15,012
12/31/2003  $                    20,985  $           25,531  $           21,149
12/31/2004  $                    25,835  $           31,212  $           27,456
12/31/2005  $                    27,315  $           32,682  $           30,517

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of any investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted values. The Target Small Company Value Index is an unmanaged index compiled by Wilshire Associates Incorporated, which is a focused measurement of the small capitalization value sector of the market.
Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       12

[GRAPHIC OMITTED]

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Value Portfolio's Investment Class Shares (the "Portfolio")
gained 5.41% while Institutional Class Shares gained 5.73% during the year ended December 31, 2005 (the "Period"). Both classes of the Portfolio outperformed the benchmark, the Russell 2000 Value Index. For the Period, the
Russell 2000 Value Index returned 4.71%.

For the second year in a row, the small value category outperformed the small growth category. The small growth category as measured by the Russell 2000
Growth Index returned 4.15% for the same period. Double-digit returns from
Energy and Industrial sectors significantly contributed to the small value category's performance for the Period.

Small value companies provided lower returns than their larger counterparts for the Period, ending a five-year trend of better performance. The Russell 2000
Value Index underperformed the Russell 1000 Value Index by 2.34% for the
Period.

The Portfolio outperformed the benchmark due primary to its security selection, particularly within the Consumer Discretionary, Consumer Staples, and Utilities
sectors. In addition, the Portfolio's overweight to the Energy sector, the top performing sector within the benchmark, also contributed to its better performance. Southwestern Energy Co. (0.9% of the Portfolio), Gymboree Corp.
(0.5% of the Portfolio), and Range Resources Corp. (0.6% of the Portfolio) were the largest contributors to the Portfolio's performance.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.  Portfolio holdings subject to change.

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2005)
[GRAPHIC OMITTED]

Small Value                         % of Market Value
Consumer Discretionary                     8.9%
Consumer Staples                           3.7%
Energy                                    12.4%
Financials                                27.0%
Health Care                                5.6%
Industrials                               17.8%
Information Technology                    11.0%
Materials                                  9.1%
Telecommunications Services                2.0%
Utilities                                  2.5%

* Based on percent of Portfolio's total market value.

                                       13

[GRAPHIC OMITTED]

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY

                    INVESTMENT CLASS SHARES
                 Average Annual Total Return*
     One Year Ended 12/31/05 .....................       5.63%
     Five Years Ended 12/31/05 ...................       1.17%
     Inception (2/1/99) through 12/31/05 .........       1.61%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
 Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index
                               through 12/31/05.
[GRAPHIC OMITTED]

                5000 - Investment           DJ Wilshire 5000
  2/1/1999      $          10,000           $         10,000
12/31/1999      $          11,853           $         11,953
12/31/2000      $          10,541           $         10,651
12/31/2001      $           9,330           $          9,483
12/31/2002      $           7,341           $          7,505
12/31/2003      $           9,515           $          9,879
12/31/2004      $          10,578           $         11,112
12/31/2005      $          11,173           $         11,821

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Dow Jones Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       14

[GRAPHIC OMITTED]

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)

                  INSTITUTIONAL CLASS SHARES
                 Average Annual Total Return*
     One Year Ended 12/31/05 .....................       5.83%
     Five Years Ended 12/31/05 ...................       1.47%
     Inception (2/1/99) through 12/31/05 .........       1.90%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
 Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index
                               through 12/31/05.
[GRAPHIC OMITTED]

                5000 - Institutional        DJ Wilshire 5000
  2/1/1999      $             10,000        $         10,000
12/31/1999      $             11,876        $         11,953
12/31/2000      $             10,591        $         10,651
12/31/2001      $              9,400        $          9,483
12/31/2002      $              7,419        $          7,505
12/31/2003      $              9,648        $          9,879
12/31/2004      $             10,764        $         11,112
12/31/2005      $             11,391        $         11,821

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Dow Jones Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       15

[GRAPHIC OMITTED]

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)

                     QUALIFIED CLASS SHARES
                  Average Annual Total Return*
     One Year Ended 12/31/05 ......................       5.46%
     Five Years Ended 12/31/05 ....................       1.07%
     Inception (5/10/00) through 12/31/05 .........       0.18%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
 Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index
                               through 12/31/05.
[GRAPHIC OMITTED]

                5000 - Qualified            DJ Wilshire 5000
 5/10/2000      $         10,000            $          10,000
12/31/2000      $          9,578            $           9,584
12/31/2001      $          8,471            $           8,533
12/31/2002      $          6,660            $           6,753
12/31/2003      $          8,621            $           8,889
12/31/2004      $          9,581            $           9,999
12/31/2005      $         10,104            $          10,637

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Dow Jones Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       16

[GRAPHIC OMITTED]

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)

                    HORACE MANN CLASS SHARES
                  Average Annual Total Return*
     One Year Ended 12/31/05 .......................       5.49%
     Five Years Ended 12/31/05 .....................       1.13%
     Inception (12/10/99) through 12/31/05 .........       1.82%

                            COMPARATIVE PERFORMANCE
        Comparison of Change in Value of $10,000 Investment in Shares of
 Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index
                               through 12/31/05.
[GRAPHIC OMITTED]

                5000 - Horace Mann          DJ Wilshire 5000
12/10/1999      $           10,000          $         10,000
12/31/2000      $           10,549          $          9,292
12/31/2001      $            9,334          $          8,273
12/31/2002      $            7,346          $          6,547
12/31/2003      $            9,508          $          8,618
12/31/2004      $           10,576          $          9,694
12/31/2005      $           11,157          $         10,313

The performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher.  Performance current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
The Dow Jones Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed.
For the year ended 12/31/05, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.  The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                       17

[GRAPHIC OMITTED]

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Dow Jones Wilshire 5000 Portfolio (the
"Portfolio") returned 5.63% while Institutional Class Shares gained 5.83% for the year ended December 31, 2005 (the "Period"). The Period marked the third consecutive year of positive returns for the Portfolio. The Portfolio's benchmark, the Dow Jones Wilshire 5000 Index was up 6.38% for the Period. All
classes of the Portfolio underperformed the benchmark.

The Fed continued its interest rate tightening campaign in 2005. During the
Period, the Fed raised rates eight times, bringing the key Fed Funds rate from
2.25% to 4.25%. Although energy prices dropped significantly in the fourth quarter, oil prices still increased more than 40% for the Period. On the inflation front, despite spiking to 4.7% in September, year-over-year inflation
(CPI) was 3.5% in November, the same as its rate of change a year earlier.
Existing home sales for November cooled to 6.97 million units - a decline of
1.7% from October and 0.1% since November 2004. The decline was fueled in part by rising mortgage rates, with 30- year fixed rate mortgages up to 6.25% (0.5%
higher than November 2004).

The Portfolio's performance was positively impacted by its sector allocations.
In particular, the Portfolio's performance was enhanced by its underweight positions in the Consumer Discretionary and Consumer Staples sectors (two of the worse performing sectors in the benchmark) and by its overweight positions in Energy, Utilities, and Health Care sectors where returns were far more attractive.

The Portfolio's performance was hampered by a select group of Telecommunication
Services and Information Technology positions, including Dell, Inc. (0.4% of the Portfolio), IBM (0.9% of the Portfolio), and Verizon Communications, Inc.
(0.6% of the Portfolio).

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilshirefunds.com.
The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost.
Portfolio holdings subject to change.

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2005)
[GRAPHIC OMITTED]

5000                                % of Market Value
Consumer Discretionary                    11.6%
Consumer Staples                           8.0%
Energy                                     8.8%
Financials                                21.8%
Health Care                               12.9%
Industrials                               11.3%
Information Technology                    15.6%
Materials                                  3.5%
Telecommunications Services                3.1%
Utilities                                  3.4%

* Based on percent of Portfolio's total market value.

                                       18

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
                                For the Six Month Period Ended December 31, 2005

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending
Account Value" shown is derived from the Portfolio's actual return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the
Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return.  It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the
Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the
Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       19

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (Continued)
                                For the Six Month Period Ended December 31, 2005

                                             Beginning          Ending
                                              Account          Account                          Expenses Paid
                                               Value            Value         Expense           During Period
                                              07/01/05         12/31/05      Ratio (1)     07/01/05 - 12/31/05 (2)
                                          ---------------   -------------   -----------   ------------------------
Large Company Growth Portfolio
---------------------------------------            -              --           -               -
Actual Fund Return
Investment Class ......................   $  1,000.00       1,101.90        1.31%         $  6.93
Institutional Class ...................   $  1,000.00       1,103.90        0.95%         $  5.05
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,018.61        1.31%         $  6.66
Institutional Class ...................   $  1,000.00       1,020.40        0.95%         $  4.85
Large Company Value Portfolio
----------------------------------------  -----------       --------        ----          -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,069.90        1.34%         $  6.97
Institutional Class ...................   $  1,000.00       1,070.80        1.06%         $  5.56
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,018.47        1.34%         $  6.80
Institutional Class ...................   $  1,000.00       1,019.84        1.06%         $  5.42
Small Company Growth Portfolio
----------------------------------------  -----------       --------        ----          -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,050.80        1.50%         $  7.73
Institutional Class ...................   $  1,000.00       1,052.70        1.22%         $  6.29
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,017.67        1.50%         $  7.61
Institutional Class ...................   $  1,000.00       1,019.08        1.22%         $  6.18
Small Company Value Portfolio
----------------------------------------  -----------       --------        ----          -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,050.20        1.58%         $  8.15
Institutional Class ...................   $  1,000.00       1,051.40        1.26%         $  6.53
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,017.25        1.58%         $  8.02
Institutional Class ...................   $  1,000.00       1,018.84        1.26%         $  6.43
Dow Jones Wilshire 5000 Index Portfolio
----------------------------------------  -----------       --------        ----          -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,059.40        0.78%         $  4.05
Institutional Class ...................   $  1,000.00       1,060.40        0.52%         $  2.68
Qualified Class .......................   $  1,000.00       1,058.80        0.90%         $  4.67
Horace Mann Class .....................   $  1,000.00       1,059.10        0.86%         $  4.49
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,021.28        0.78%         $  3.97
Institutional Class ...................   $  1,000.00       1,022.61        0.52%         $  2.63
Qualified Class .......................   $  1,000.00       1,020.67        0.90%         $  4.59
Horace Mann Class .....................   $  1,000.00       1,020.85        0.86%         $  4.41

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.

(2) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                       20

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
COMMON STOCK - 99.2%
Consumer Discretionary - 15.6%
     64,069     Amazon.Com, Inc.* ................ $ 3,020,853
    146,056     Apollo Group, Inc., Class A*......   8,830,546
     20,200     Autoliv, Inc. ....................     917,484
     80,500     Autonation, Inc.* ................   1,749,265
      8,800     Best Buy Co., Inc. ...............     382,624
     28,000     Brinker International, Inc. ......   1,082,480
     25,200     Choice Hotels International,
                Inc. .............................   1,052,352
     95,666     Circuit City Stores, Inc. ........   2,161,095
      4,175     CKX, Inc.* .......................      54,275
     14,700     Clear Channel Communi-
                cations, Inc. ....................     462,315
     64,300     Coach, Inc.* .....................   2,143,762
     27,400     Comcast Corp., Class A* ..........     711,304
     56,500     Darden Restaurants, Inc. .........   2,196,720
      5,008     Eastman Kodak Co. ................     117,187
    217,063     eBay, Inc.* ......................   9,387,975
      3,439     Getty Images, Inc.* ..............     307,000
     18,600     Home Depot, Inc. .................     752,928
    280,000     International Game
                Technology .......................   8,618,400
        200     ITT Educational Services,
                Inc.* ............................      11,822
      6,800     Johnson Controls, Inc. ...........     495,788
    206,343     Liberty Global, Inc., Class
                A* ...............................   4,642,718
    190,001     Liberty Global, Inc., Series
                C* ...............................   4,028,021
    200,100     Liberty Media Corp., Class
                A* ...............................   1,574,787
     13,200     Marriott International, Inc.,
                Class A ..........................     884,004
      6,500     McGraw-Hill Cos., Inc.
                (The) ............................     335,595
     13,900     Men's Wearhouse, Inc.
                (The)* ...........................     409,216
    204,200     MGM Mirage* ......................   7,488,014
     26,000     Nordstrom, Inc. ..................     972,400
     84,907     Office Depot, Inc.* ..............   2,666,080

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
     12,600     Polaris Industries, Inc. .........  $    632,520
     12,171     RadioShack Corp. .................       255,956
      9,400     Saks, Inc.* ......................       158,484
    425,000     Staples, Inc. ....................     9,651,750
      6,800     Starbucks Corp.* .................       204,068
    112,300     Time Warner, Inc. ................     1,958,512
     13,600     TJX Cos., Inc. ...................       315,928
     61,099     Viacom, Inc., Class B* ...........     1,991,827
    120,400     Weight Watchers
                International, Inc.* .............     5,951,372
    268,700     XM Satellite Radio Holdings,
                Inc., Class A* ...................     7,330,136
     34,800     Yum! Brands, Inc. ................     1,631,424

                                                    ------------
                                                      97,538,987
                                                    ------------
Consumer Staples - 9.9%
      7,500     Albertson's, Inc. ................       160,125
     49,700     Altria Group, Inc. ...............     3,713,584
      6,183     Anheuser-Busch Cos., Inc. ........       265,621
     69,100     Archer-Daniels-Midland Co.........     1,704,006
     72,100     Coca-Cola Co. (The) ..............     2,906,351
     14,300     Colgate-Palmolive Co. ............       784,355
     19,000     Costco Wholesale Corp. ...........       939,930
     32,866     CVS Corp. ........................       868,320
     29,000     Dean Foods Co.* ..................     1,092,140
     42,172     Energizer Holdings, Inc.* ........     2,099,744
      2,300     Estee Lauder Cos., Inc., Class
                A (The) ..........................        77,004
     24,500     Kroger Co. (The)* ................       462,560
      8,000     PepsiAmericas, Inc. ..............       186,080
     63,100     PepsiCo, Inc. ....................     3,727,948
     10,100     Pilgrim's Pride Corp. ............       334,916
    291,585     Procter & Gamble Co. .............    16,876,940
        700     Supervalu, Inc. ..................        22,736
     35,011     Tyson Foods, Inc., Class A .......       598,688
     22,400     UST, Inc. ........................       914,592
    258,150     Walgreen Co. .....................    11,425,719

                       See Notes to Financial Statements.
                                       21

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                             Value
---------------                                   ----------------
Consumer Staples (continued)
    271,449     Wal-Mart Stores, Inc. ........... $ 12,703,813

                                                  ------------
                                                    61,865,172
                                                  ------------
Energy - 3.1%
     16,843     Amerada Hess Corp. ..............    2,136,029
      7,400     Anadarko Petroleum Corp. ........      701,150
      1,400     Apache Corp. ....................       95,928
      8,300     Burlington Resources, Inc. ......      715,460
     19,438     ConocoPhillips ..................    1,130,903
     21,708     Denbury Resources, Inc.* ........      494,508
     15,200     Devon Energy Corp. ..............      950,608
      9,065     Diamond Offshore Drilling,
                Inc. ............................      630,561
     53,000     EOG Resources, Inc. .............    3,888,610
     23,358     Forest Oil Corp.* ...............    1,064,424
     12,100     Helmerich & Payne, Inc. .........      749,111
     10,977     Marathon Oil Corp. ..............      669,268
     34,040     Range Resources Corp. ...........      896,614
      1,900     Schlumberger, Ltd. ..............      184,585
     30,504     Sunoco, Inc. ....................    2,390,904
     49,114     Valero Energy Corp. .............    2,534,282
      2,600     XTO Energy, Inc. ................      114,244

                                                  ------------
                                                    19,347,189
                                                  ------------
Financials - 8.3%
      6,098     Affiliated Managers Group*.......      489,364
     13,400     American Express Co. ............      689,564
     87,821     AmeriCredit Corp.* ..............    2,250,852
      4,600     Ameriprise Financial, Inc. ......      188,600
    133,661     Ameritrade Holding Corp.* .......    3,207,864
     40,400     Bank of America Corp. ...........    1,864,460
      4,600     Bank of Hawaii Corp. ............      237,084
      6,532     CB Richard Ellis Group, Inc.,
                Class A* ........................      384,408
     10,053     CBL & Associates Properties,
                Inc. ............................      397,194
     27,200     Chicago Mercantile
                Exchange Holdings, Inc. .........    9,995,728
     25,979     Fannie Mae ......................    1,268,035

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
     40,270     Fidelity National Financial,
                Inc. ............................ $  1,481,533
      6,937     Fidelity National Title
                Group, Inc., Class A ............      168,916
      9,700     Freddie Mac .....................      633,895
        700     General Growth Properties,
                Inc. ............................       32,893
     16,100     Genworth Financial, Inc.,
                Class A .........................      556,738
        983     Goldman Sachs Group, Inc.........      125,539
     12,679     Hartford Financial Services
                Group, Inc. .....................    1,088,999
     16,004     HCC Insurance Holdings,
                Inc. ............................      474,999
      2,862     Hudson City Bancorp, Inc. .......       34,687
      9,960     iStar Financial, Inc. ...........      355,074
      5,900     Kimco Realty Corp. ..............      189,272
     10,972     Legg Mason, Inc. ................    1,313,239
     19,400     Loews Corp. .....................    1,840,090
     30,300     MBIA, Inc. ......................    1,822,848
     18,860     MBNA Corp. ......................      512,049
      5,900     Merrill Lynch & Co., Inc. .......      399,607
    226,706     Moody's Corp. ...................   13,924,283
      1,559     Nationwide Financial
                Services, Class A ...............       68,596
      6,900     New Century Financial Corp.......      248,883
      4,300     Nuveen Investments, Inc.,
                Class A .........................      183,266
      4,000     Prologis ........................      186,880
      4,029     T. Rowe Price Group, Inc. .......      290,209
     17,780     Thornburg Mortgage, Inc. ........      465,836
      7,100     UnionBanCal Corp. ...............      487,912
     58,258     UnumProvident Corp. .............    1,325,370
     27,600     Washington Mutual, Inc. .........    1,200,600
     24,100     WR Berkley Corp. ................    1,147,642

                                                  ------------
                                                    51,533,008
                                                  ------------
Health Care - 20.5%
     85,786     Abbott Laboratories .............    3,382,542
     52,106     Aetna, Inc. .....................    4,914,117

                       See Notes to Financial Statements.
                                       22

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
    132,330     Allergan, Inc. ...................  $ 14,286,347
     45,800     AmerisourceBergen Corp. ..........     1,896,120
     91,255     Amgen, Inc.* .....................     7,196,369
      4,500     Barr Pharmaceuticals, Inc.* ......       280,305
     19,500     Becton Dickinson & Co. ...........     1,171,560
      7,100     Biogen Idec, Inc.* ...............       321,843
      8,613     Biomet, Inc. .....................       314,977
     15,391     Cardinal Health, Inc. ............     1,058,131
     41,099     Caremark Rx, Inc.* ...............     2,128,517
      6,800     Celgene Corp.* ...................       440,640
      2,260     Chiron Corp.* ....................       100,480
     13,357     Cigna Corp. ......................     1,491,977
     17,100     Coventry Health Care, Inc.*.......       974,016
     18,650     DaVita, Inc.* ....................       944,436
      5,200     Edwards Lifesciences Corp.*.......       216,372
     31,700     Eli Lilly & Co. ..................     1,793,903
      6,800     Endo Pharmaceuticals
                Holdings, Inc.* ..................       205,768
      5,400     Express Scripts, Inc.* ...........       452,520
     24,128     Fisher Scientific
                International, Inc.* .............     1,492,558
      5,341     Forest Laboratories, Inc.* .......       217,272
    181,502     Genentech, Inc.* .................    16,788,935
      9,356     Gen-Probe, Inc.* .................       456,479
     37,200     Genzyme Corp.* ...................     2,633,016
     22,642     Gilead Sciences, Inc.* ...........     1,191,648
     18,000     Guidant Corp. ....................     1,165,500
      1,527     Health Management
                Associates, Inc., Class A ........        33,533
     14,895     Health Net, Inc.* ................       767,837
     13,078     Hospira, Inc.* ...................       559,477
     67,372     Humana, Inc.* ....................     3,660,321
      5,573     Idexx Laboratories, Inc.* ........       401,144
      6,003     ImClone Systems, Inc.* ...........       205,543
     42,700     IMS Health, Inc. .................     1,064,084
    200,028     Johnson & Johnson ................    12,021,683
     23,787     Kos Pharmaceuticals, Inc.* .......     1,230,501
     12,405     Lincare Holdings, Inc.* ..........       519,894

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
     19,500     McKesson Corp. ...................  $  1,006,005
     17,999     Medco Health Solutions,
                Inc.* ............................     1,004,344
     63,440     Medtronic, Inc. ..................     3,652,241
     64,300     Merck & Co., Inc. ................     2,045,383
      1,000     Mylan Laboratories, Inc. .........        19,960
     74,927     Pfizer, Inc. .....................     1,747,298
     11,085     Pharmaceutical Product
                Development, Inc. ................       686,716
      3,100     Quest Diagnostics, Inc. ..........       159,588
      4,400     Respironics, Inc.* ...............       163,108
     50,400     St. Jude Medical, Inc.* ..........     2,530,080
      8,200     Stryker Corp. ....................       364,326
     25,369     Techne Corp.* ....................     1,424,469
    238,741     UnitedHealth Group, Inc. .........    14,835,366
     15,773     VCA Antech, Inc.* ................       444,799
     49,500     Wyeth ............................     2,280,465
    115,000     Zimmer Holdings, Inc.* ...........     7,755,600

                                                    ------------
                                                     128,100,113
                                                    ------------
Industrials - 10.7%
     41,650     3M Co. ...........................     3,227,875
     10,800     Alliant Techsystems, Inc.* .......       822,636
     28,849     Allied Waste Industries,
                Inc.* ............................       252,140
      4,572     Avery Dennison Corp. .............       252,695
     50,300     Boeing Co. .......................     3,533,072
     23,152     Burlington Northern Santa
                Fe Corp. .........................     1,639,625
     62,573     Cendant Corp. ....................     1,079,384
     22,786     CH Robinson Worldwide,
                Inc. .............................       843,766
     26,181     CNF, Inc. ........................     1,463,256
     21,400     Emerson Electric Co. .............     1,598,580
      4,800     Equifax, Inc. ....................       182,496
    153,942     Expeditors International
                Washington, Inc. .................    10,392,624
     20,480     FedEx Corp. ......................     2,117,427
    241,193     General Electric Co. .............     8,453,815

                       See Notes to Financial Statements.
                                       23

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
     79,100     Hunt (JB) Transport Services,
                Inc. ............................... $ 1,790,824
      3,800     Illinois Tool Works, Inc. ..........     334,362
      6,000     ITT Industries, Inc. ...............     616,920
     35,013     Laidlaw International, Inc. ........     813,352
      1,837     Live Nation* .......................      24,065
     22,900     Lockheed Martin Corp. ..............   1,457,127
     44,002     Navistar International Corp.*.......   1,259,337
     35,800     Norfolk Southern Corp. .............   1,604,914
     31,400     Northrop Grumman Corp. .............   1,887,454
      8,100     Pitney Bowes, Inc. .................     342,225
      9,900     Republic Services, Inc. ............     371,745
      7,200     Rockwell Collins, Inc. .............     334,584
     19,900     Ryder System, Inc. .................     816,298
     75,482     Southwest Airlines Co. .............   1,240,169
      9,000     Swift Transportation Co.,
                Inc.* ..............................     182,700
      7,140     Terex Corp.* .......................     424,116
     42,954     Timken Co. .........................   1,375,387
      8,500     Toro Co. ...........................     372,045
    170,035     United Parcel Service, Inc.,
                Class B ............................  12,778,130
      8,800     United Rentals, Inc.* ..............     205,832
     17,814     Waste Management, Inc. .............     540,655
      7,110     WW Grainger, Inc. ..................     505,521
     27,925     YRC Worldwide, Inc.* ...............   1,245,734

                                                     -----------
                                                      66,382,887
                                                     -----------
Information Technology - 26.6%
      7,176     Adobe Systems, Inc. ................     265,225
     11,800     Agilent Technologies, Inc.* ........     392,822
      8,869     Alliance Data Systems
                Corp.* .............................     315,736
      7,500     Altera Corp.* ......................     138,975
      9,169     Analog Devices, Inc. ...............     328,892
     81,497     Apple Computer, Inc.* ..............   5,858,819
      4,750     Applied Materials, Inc. ............      85,215
      1,200     Arrow Electronics, Inc.* ...........      38,436
     65,038     Autodesk, Inc. .....................   2,793,382

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
     14,728     Automatic Data Processing,
                Inc. ............................... $   675,868
     34,700     Avnet, Inc.* .......................     830,718
     22,269     BEA Systems, Inc.* .................     209,329
      5,500     Broadcom Corp., Class A* ...........     259,325
     54,100     Cadence Design Systems,
                Inc.* ..............................     915,372
     38,144     Checkfree Corp.* ...................   1,750,810
    416,840     Cisco Systems, Inc.* ...............   7,136,301
     20,302     Citrix Systems, Inc.* ..............     584,292
     33,472     Cognizant Technology
                Solutions Corp., Class A* ..........   1,685,315
         44     Computer Associates
                International, Inc.* ...............       1,240
     23,400     Computer Sciences Corp.* ...........   1,184,976
      6,900     Comverse Technology, Inc.*..........     183,471
    123,953     Corning, Inc.* .....................   2,436,916
     59,970     Dell, Inc.* ........................   1,798,500
      3,458     Diebold, Inc. ......................     131,404
     31,690     EMC Corp.* .........................     431,618
    279,800     First Data Corp. ...................  12,034,198
     59,003     Freescale Semiconductor,
                Inc., Class B* .....................   1,485,105
     32,500     Global Payments, Inc. ..............   1,514,825
     22,359     Google, Inc., Class A* .............   9,275,855
     62,200     Hewlett-Packard Co. ................   1,780,786
    439,220     Intel Corp. ........................  10,962,931
     46,817     International Business
                Machines Corp. .....................   3,848,357
        731     International Rectifier
                Corp.* .............................      23,319
    170,295     Intuit, Inc.* ......................   9,076,723
     45,364     Jabil Circuit, Inc.* ...............   1,682,551
      3,200     KLa-Tencor Corp. ...................     157,856
     21,700     Linear Technology Corp. ............     782,719
      4,558     Maxim Integrated Products,
                Inc. ...............................     165,182
     43,392     McAfee, Inc.* ......................   1,177,225
     22,700     MEMC Electronic Materials,
                Inc.* ..............................     503,259

                       See Notes to Financial Statements.
                                       24

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                            Value
---------------                                  ----------------
Information Technology (continued)
      5,077     Microchip Technology, Inc....... $     163,226
    144,800     Micron Technology, Inc.* .......     1,927,288
    808,066     Microsoft Corp. ................    21,130,926
    160,000     NAVTEQ Corp.* ..................     7,019,200
      6,468     Network Appliance, Inc.* .......       174,636
     24,813     Novell, Inc.* ..................       219,099
    225,224     Paychex, Inc. ..................     8,585,539
      7,383     Pixar* .........................       389,232
    430,590     Qualcomm, Inc. .................    18,549,817
      1,900     Sabre Holdings Corp., Class
                A ..............................        45,809
    203,941     SanDisk Corp.* .................    12,811,574
     30,800     Symantec Corp.* ................       539,000
         25     Symbol Technologies, Inc. ......           320
      9,100     Synopsys, Inc.* ................       182,546
    135,818     Texas Instruments, Inc. ........     4,355,683
     37,540     VeriSign, Inc.* ................       822,877
    112,953     Western Digital Corp.* .........     2,102,055
     53,160     Yahoo!, Inc.* ..................     2,082,809

                                                  ------------
                                                   166,005,484
                                                  ------------
Materials - 1.9%
     30,300     Monsanto Co. ...................     2,349,159
     12,329     Nucor Corp. ....................       822,591
    160,000     Praxair, Inc. ..................     8,473,600
      4,600     USG Corp.* .....................       299,000

                                                  ------------
                                                    11,944,350
                                                  ------------
Telecommunication Services - 1.6%
      5,900     Alltel Corp. ...................       372,290
          1     American Tower Corp., Class
                A* .............................            27
     24,500     CenturyTel, Inc. ...............       812,420
     20,385     Juniper Networks, Inc.* ........       454,585
    159,704     Qwest Communications
                International, Inc.* ...........       902,328
    323,800     Sprint Nextel Corp. ............     7,563,968

                                                  ------------
                                                    10,105,618
                                                  ------------

     Shares                                            Value
---------------                                  ----------------
Utilities - 1.0%
     44,800     PG&E Corp. .................... $   1,662,976
     87,992     TXU Corp. .....................     4,416,319

                                                -------------
                                                    6,079,295
                                                -------------

Total Investments - 99.2%
(Cost $501,919,476)  $618,902,103
Other Assets &          5,258,234
                     ------------
Liabilities, Net - 0.8%
NET ASSETS - 100.0%  $624,160,337
                     ============

-------------------------------
     FUTURES CONTRACTS - LONG POSITIONS

 Number of                                         Unrealized
 Contracts                                        Depreciation
-----------                                      -------------
              CME E-Mini S&P 500, Expires March
  51          2006                               $(47,925)
                                                 ========

-------------------------------
     * Non-income producing security.

                       See Notes to Financial Statements.
                                       25

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
COMMON STOCK - 98.5%
Consumer Discretionary - 7.9%
      2,600     Amazon.Com, Inc.* ................  $  122,590
        700     Apollo Group, Inc., Class A*......      42,322
      3,375     Autozone, Inc.* ..................     309,656
      1,300     BorgWarner, Inc. .................      78,819
      1,100     Brinker International, Inc. ......      42,526
      2,000     Clear Channel Communi-
                cations, Inc. ....................      62,900
      6,700     Comcast Corp., Class A* ..........     173,932
      1,900     Cooper Tire & Rubber Co. .........      29,108
      4,400     Dana Corp. .......................      31,592
      5,004     Ford Motor Co. ...................      38,631
        800     Fortune Brands, Inc. .............      62,416
      1,800     Gap, Inc. (The) ..................      31,752
     10,700     Interpublic Group of Cos.,
                Inc.* ............................     103,255
     10,425     Johnson Controls, Inc. ...........     760,087
      1,200     Jones Apparel Group, Inc. ........      36,864
      1,400     Lear Corp. .......................      39,844
        338     Liberty Global, Inc., Class
                A* ...............................       7,605
      5,200     Limited Brands, Inc. .............     116,220
      3,100     Mattel, Inc. .....................      49,042
      7,105     McDonald's Corp. .................     239,581
      4,700     Newell Rubbermaid, Inc. ..........     111,766
      1,500     Nordstrom, Inc. ..................      56,100
      6,100     Office Depot, Inc.* ..............     191,540
      1,800     Target Corp. .....................      98,946
     36,307     Time Warner, Inc. ................     633,194
     21,350     TJX Cos., Inc. ...................     495,960
        600     V.F. Corp. .......................      33,204
      8,254     Viacom, Inc., Class B* ...........     269,080
      2,500     Walt Disney Co. (The) ............      59,925
      8,900     Whirlpool Corp. ..................     745,464

                                                    ----------
                                                     5,073,921
                                                    ----------
Consumer Staples - 3.6%
         88     ACCO Brands Corp.* ...............       2,156
      9,699     Altria Group, Inc. ...............     724,709

     Shares                                               Value
---------------                                     ----------------
Consumer Staples (continued)
      2,100     Clorox Co. .......................  $   119,469
      4,700     Coca-Cola Co. (The) ..............      189,457
      5,800     ConAgra Foods, Inc. ..............      117,624
      2,600     General Mills, Inc. ..............      128,232
      4,208     HJ Heinz Co ......................      141,894
      2,200     Kimberly-Clark Corp. .............      131,230
      7,400     Kroger Co. (The)* ................      139,712
      1,100     PepsiCo, Inc. ....................       64,988
        408     Reynolds American, Inc. ..........       38,895
      3,900     Safeway, Inc. ....................       92,274
      6,725     Sara Lee Corp. ...................      127,102
      2,300     Supervalu, Inc. ..................       74,704
      1,200     Tyson Foods, Inc., Class A .......       20,520
      1,400     Unilever NV ......................       96,110
      2,100     UST, Inc. ........................       85,743

                                                    -----------
                                                      2,294,819
                                                    -----------
Energy - 12.1%
      4,100     Amerada Hess Corp. ...............      519,962
        400     Apache Corp. .....................       27,408
      7,700     BP PLC ADR .......................      494,494
      1,200     Burlington Resources, Inc. .......      103,440
     19,778     Chevron Corp. ....................    1,122,797
     15,850     ConocoPhillips ...................      922,153
      4,178     Devon Energy Corp. ...............      261,292
      2,100     Diamond Offshore Drilling,
                Inc. .............................      146,076
      5,278     EOG Resources, Inc. ..............      387,247
     37,249     Exxon Mobil Corp. ................    2,092,276
      4,023     Forest Oil Corp.* ................      183,328
      2,500     GlobalSantaFe Corp. ..............      120,375
      5,906     Marathon Oil Corp. ...............      360,089
      2,700     Occidental Petroleum Corp.........      215,676
      2,700     Rowan Cos., Inc. .................       96,228
        800     Total SA ADR .....................      101,120
     11,436     Valero Energy Corp. ..............      590,098

                                                    -----------
                                                      7,744,059
                                                    -----------

                       See Notes to Financial Statements.
                                       26

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                             Value
---------------                                   ----------------
Financials - 38.2%
      1,800     ACE, Ltd. ....................... $    96,192
        200     Affiliated Managers Group*.......      16,050
      9,000     Allstate Corp. (The) ............     486,630
      9,174     American Financial Group,
                Inc. ............................     351,456
      5,270     American International
                Group, Inc. .....................     359,572
      3,318     AmeriCredit Corp.* ..............      85,040
      8,530     Ameritrade Holding Corp.* .......     204,720
     16,362     Annaly Mortgage
                Management, Inc. ................     179,000
     19,025     AON Corp. .......................     683,949
     33,946     Bank of America Corp. ...........   1,566,608
      1,400     BB&T Corp. ......................      58,674
      1,100     Bear Stearns Cos., Inc.
                (The) ...........................     127,083
        100     Boston Properties, Inc. .........       7,413
        600     Chicago Mercantile
                Exchange Holdings, Inc. .........     220,494
      1,700     Chubb Corp. .....................     166,005
      8,000     CIT Group, Inc. .................     414,240
     54,525     Citigroup, Inc. .................   2,646,098
        700     City National Corp. .............      50,708
      7,825     Comerica, Inc. ..................     444,147
      9,300     Commerce Bancorp, Inc. ..........     320,013
      3,000     Conseco, Inc.* ..................      69,510
        962     E*Trade Financial Corp.* ........      20,067
      1,100     Equity Office Properties
                Trust ...........................      33,363
     19,150     Fannie Mae ......................     934,711
      5,864     Fidelity National Financial,
                Inc. ............................     215,737
        926     Fidelity National Title
                Group, Inc., Class A ............      22,548
      5,901     Fifth Third Bancorp .............     222,586
      1,400     Franklin Resources, Inc. ........     131,614
     15,000     Freddie Mac .....................     980,250
      5,000     Genworth Financial, Inc.,
                Class A .........................     172,900

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
        900     Golden West Financial
                Corp. ........................... $    59,400
      6,700     Goldman Sachs Group, Inc.........     855,657
      2,500     Hartford Financial Services
                Group, Inc. .....................     214,725
        550     HCC Insurance Holdings,
                Inc. ............................      16,324
        650     HRPT Properties Trust ...........       6,728
      4,400     Huntington Bancshares, Inc.......     104,500
        981     Investors Financial Services
                Corp. ...........................      36,130
        900     iStar Financial, Inc. ...........      32,085
     18,996     JPMorgan Chase & Co. ............     753,951
      4,100     Keycorp .........................     135,013
      6,393     Lehman Brothers Holdings,
                Inc. ............................     819,391
      5,100     Loews Corp. .....................     483,735
      1,400     MBIA, Inc. ......................      84,224
      3,800     Mellon Financial Corp. ..........     130,150
      7,200     Merrill Lynch & Co., Inc. .......     487,656
     27,050     Metlife, Inc. ...................   1,325,450
        100     Moody's Corp. ...................       6,142
     20,825     Morgan Stanley ..................   1,181,610
     15,506     National City Corp. .............     520,536
      1,100     Nationwide Financial
                Services, Class A ...............      48,400
      5,552     North Fork Bancorporation,
                Inc. ............................     151,903
        400     Northern Trust Corp. ............      20,728
      1,000     PMI Group, Inc. (The) ...........      41,070
      1,100     PNC Financial Services
                Group, Inc. .....................      68,013
      6,100     Prologis ........................     284,992
      2,900     Prudential Financial, Inc. ......     212,251
      1,800     RenaissanceRe Holdings
                Ltd. ............................      79,398
      4,200     St. Paul Travelers Cos., Inc.
                (The) ...........................     187,614
      3,400     Stancorp Financial Group,
                Inc. ............................     169,830

                       See Notes to Financial Statements.
                                       27

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      4,100     State Street Corp. ............... $    227,304
      2,100     SunTrust Banks, Inc. .............      152,796
      1,600     Synovus Financial Corp. ..........       43,216
      1,900     TCF Financial Corp. ..............       51,566
     11,757     TD Banknorth, Inc. ...............      341,541
      3,934     Thornburg Mortgage, Inc. .........      103,071
     13,325     Torchmark Corp. ..................      740,870
      4,200     U.S. Bancorp .....................      125,538
      2,900     UnionBanCal Corp. ................      199,288
     19,658     UnumProvident Corp. ..............      447,220
        600     Vornado Realty Trust .............       50,082
      6,801     Wachovia Corp. ...................      359,501
     14,950     Washington Mutual, Inc. ..........      650,325
      4,300     Wells Fargo & Co. ................      270,169
      3,000     WR Berkley Corp. .................      142,860
     10,875     XL Capital, Ltd., Class A ........      732,758
        400     Zions Bancorporation .............       30,224

                                                   ------------
                                                     24,473,313
                                                   ------------
Health Care - 9.9%
      5,014     Abbott Laboratories ..............      197,702
      5,596     Aetna, Inc. ......................      527,759
        700     American Pharmaceutical
                Partners, Inc.* ..................       27,153
        300     Biogen Idec, Inc.* ...............       13,599
     15,800     Bristol-Myers Squibb Co. .........      363,084
      6,121     Cardinal Health, Inc. ............      420,819
        900     Caremark Rx, Inc.* ...............       46,611
      4,050     Cigna Corp. ......................      452,385
        900     Community Health Systems,
                Inc.* ............................       34,506
         72     Edwards Lifesciences Corp.*.......        2,996
      1,800     Eli Lilly & Co. ..................      101,862
        100     Express Scripts, Inc.* ...........        8,380
      6,150     HCA, Inc. ........................      310,575
      2,900     Health Net, Inc.* ................      149,495
      4,382     Humana, Inc.* ....................      238,074
      1,100     Idexx Laboratories, Inc.* ........       79,178

     Shares                                              Value
---------------                                    ----------------
Health Care (continued)
      1,900     Lincare Holdings, Inc.* .......... $    79,629
     20,207     McKesson Corp. ...................   1,042,479
      1,100     Medco Health Solutions,
                Inc.* ............................      61,380
      8,400     Merck & Co., Inc. ................     267,204
     57,652     Pfizer, Inc. .....................   1,344,445
        600     Pharmaceutical Product
                Development, Inc. ................      37,170
      2,072     Techne Corp.* ....................     116,343
      5,400     Tenet Healthcare Corp.* ..........      41,364
      3,239     UnitedHealth Group, Inc. .........     201,271
        480     Watson Pharmaceuticals,
                Inc.* ............................      15,605
      3,846     Wyeth ............................     177,185

                                                   -----------
                                                     6,358,253
                                                   -----------
Industrials - 9.0%
        919     Alliant Techsystems, Inc.* .......      70,000
        717     Allied Waste Industries,
                Inc.* ............................       6,267
      1,300     American Axle &
                Manufacturing Holdings,
                Inc. .............................      23,829
     12,600     Boeing Co. .......................     885,024
      6,189     Burlington Northern Santa
                Fe Corp. .........................     438,305
      2,400     Caterpillar, Inc. ................     138,648
     12,216     Cendant Corp. ....................     210,726
        880     CH Robinson Worldwide,
                Inc. .............................      32,586
      1,200     Cooper Industries, Ltd., Class
                A ................................      87,600
      1,500     Crane Co. ........................      52,905
      4,386     CSX Corp. ........................     222,677
      1,700     Eaton Corp. ......................     114,053
        400     Expeditors International
                Washington, Inc. .................      27,004
      1,430     FedEx Corp. ......................     147,848
     10,000     Flextronics International,
                Ltd.* ............................     104,400

                       See Notes to Financial Statements.
                                       28

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
     10,256     General Electric Co. ............... $   359,473
      2,600     Goodrich Corp. .....................     106,860
      3,321     Graco, Inc. ........................     121,150
        700     Jacobs Engineering Group,
                Inc.* ..............................      47,509
      5,102     Laidlaw International, Inc. ........     118,519
        250     Live Nation* .......................       3,275
      5,575     Magna International, Inc.,
                Class A ............................     401,289
      1,454     Navistar International Corp.*.......      41,613
      2,400     Norfolk Southern Corp. .............     107,592
      2,700     Northrop Grumman Corp. .............     162,297
        786     PHH Corp.* .........................      22,024
      5,366     Southwest Airlines Co. .............      88,163
      1,900     SPX Corp. ..........................      86,963
      1,400     Textron, Inc. ......................     107,772
      5,038     Timken Co. .........................     161,317
        225     Toyota Motor Corp. ADR .............      23,540
      8,075     Union Pacific Corp. ................     650,118
      5,859     United Parcel Service, Inc.,
                Class B ............................     440,304
      1,661     Waste Management, Inc. .............      50,411
      2,009     YRC Worldwide, Inc.* ...............      89,622

                                                     -----------
                                                       5,751,683
                                                     -----------
Information Technology - 8.6%
      4,000     ADC Telecommunications,
                Inc.* ..............................      89,360
      4,100     Agere Systems, Inc.* ...............      52,890
        284     Alliance Data Systems
                Corp.* .............................      10,110
      4,050     Apple Computer, Inc.* ..............     291,155
      1,500     Arrow Electronics, Inc.* ...........      48,045
      5,000     Celestica, Inc.* ...................      52,800
        600     Checkfree Corp.* ...................      27,540
      1,200     Cisco Systems, Inc.* ...............      20,544
      1,100     Cognizant Technology
                Solutions Corp., Class A* ..........      55,385
     23,750     Computer Associates
                International, Inc.* ...............     669,513

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
      6,300     Corning, Inc.* ..................... $  123,858
      5,600     Electronic Data Systems
                Corp. ..............................    134,624
        160     First Data Corp. ...................      6,882
      1,304     Google, Inc., Class A* .............    540,977
     45,475     Hewlett-Packard Co. ................  1,301,949
      3,500     Intel Corp. ........................     87,360
        400     International Business
                Machines Corp. .....................     32,880
    170,950     Lucent Technologies, Inc.* .........    454,727
      2,400     McAfee, Inc.* ......................     65,112
     26,650     Microsoft Corp. ....................    696,898
      5,700     Nokia Oyj ADR ......................    104,310
     14,469     Novell, Inc.* ......................    127,761
      4,160     SanDisk Corp.* .....................    261,331
     13,300     Sanmina-SCI Corp.* .................     56,658
     19,400     Solectron Corp.* ...................     71,004
        600     Tech Data Corp.* ...................     23,808
      4,400     Tellabs, Inc.* .....................     47,960
         72     VeriSign, Inc.* ....................      1,578
      6,100     Vishay Intertechnology,
                Inc.* ..............................     83,936

                                                     ----------
                                                      5,540,955
                                                     ----------
Materials - 1.2%
        223     Ashland, Inc. ......................     12,911
      3,000     Crown Holdings, Inc.* ..............     58,590
        500     du Pont (E.I.) de Nemours &
                Co. ................................     21,250
      1,700     Lubrizol Corp. .....................     73,831
        600     Martin Marietta Materials,
                Inc. ...............................     46,032
        650     Nucor Corp. ........................     43,368
      3,800     Owens-Illinois, Inc.* ..............     79,952
        340     Phelps Dodge Corp. .................     48,916
      1,700     PPG Industries, Inc. ...............     98,430
      3,900     Smurfit-Stone Container
                Corp.* .............................     55,263
      1,500     United States Steel Corp. ..........     72,105

                       See Notes to Financial Statements.
                                       29

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

 Shares                                          Value
--------                                     ------------
Materials (continued)
   700   Vulcan Materials Co. .............. $    47,425
 1,400   Weyerhaeuser Co. ..................      92,876

                                               ---------
                                                 750,949
                                               ---------
Telecommunication Services - 3.6%
 2,884   Alltel Corp. ......................     181,980
 1,200   American Tower Corp., Class
         A* ................................      32,520
 9,967   AT&T, Inc. ........................     244,092
 6,660   BellSouth Corp. ...................     180,486
 1,519   CenturyTel, Inc. ..................      50,370
 3,900   Crown Castle International
         Corp.* ............................     104,949
 2,480   Juniper Networks, Inc.* ...........      55,304
51,300   Qwest Communications
         International, Inc.* ..............     289,845
22,359   Sprint Nextel Corp. ...............     522,306
21,455   Verizon Communications,
         Inc. ..............................     646,225

                                             -----------
                                               2,308,077
                                             -----------
Utilities - 4.4%
 3,900   American Electric Power Co.,
         Inc. ..............................     144,651
   600   Duke Energy Corp. .................      16,470
 2,409   Edison International ..............     105,056
 2,700   Entergy Corp. .....................     185,355
   400   Exelon Corp. ......................      21,256
 5,277   FPL Group, Inc. ...................     219,312
 3,200   Northeast Utilities ...............      63,008
 1,911   Public Service Enterprise
         Group, Inc. .......................     124,158
17,300   Sempra Energy .....................     775,732
 8,944   TXU Corp. .........................     448,899
15,950   Wisconsin Energy Corp. ............     623,007
 4,423   Xcel Energy, Inc. .................      81,649

                                             -----------
                                               2,808,553
                                             -----------

                         Value
                    --------------
Total Investments - 98.5%
(Cost $50,882,118)    $ 63,104,582
Other Assets &             951,264
                      ------------
Liabilities, Net - 1.5%
NET ASSETS - 100.0%   $ 64,055,846
                      ============

-------------------------------
       ADR - American Depository Receipt.
     * Non-income producing security.

                       See Notes to Financial Statements.
                                       30

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 98.5%
Consumer Discretionary - 13.9%
      1,800     1-800-FLOWERS.COM, Inc.,
                Class A* ..........................   $   11,556
        400     Advisory Board Co. (The)* .........       19,068
        600     Advo, Inc. ........................       16,908
        400     Ambassadors Group, Inc. ...........        9,156
        238     Ameristar Casinos, Inc. ...........        5,403
        460     Bebe Stores, Inc. .................        6,454
      1,550     BJ's Restaurants, Inc.* ...........       35,433
      1,200     Bluegreen Corp.* ..................       18,960
      1,000     Building Material Holding
                Corp. .............................       68,210
      1,150     Carter's, Inc.* ...................       67,677
      1,365     Catalina Marketing Corp. ..........       34,603
        568     Chattem, Inc.* ....................       20,670
        300     Cherokee, Inc. ....................       10,317
        600     Childrens Place Retail Stores,
                Inc. (The)* .......................       29,652
      3,375     Coldwater Creek, Inc.* ............      103,039
      1,317     Cost Plus, Inc.* ..................       22,587
      1,325     CoStar Group, Inc.* ...............       57,200
        500     CRA International, Inc.* ..........       23,845
        300     Cumulus Media, Inc., Class
                A* ................................        3,723
        522     dELiA's, Inc.* ....................        4,333
      4,675     DeVry, Inc.* ......................       93,500
      2,925     Elizabeth Arden, Inc.* ............       58,675
      1,875     Fred's, Inc. ......................       30,506
      1,925     GameStop Corp., Class A* ..........       61,253
        900     Genesco, Inc.* ....................       34,911
        735     Greenfield Online, Inc.* ..........        4,307
        880     Hollinger International, Inc.,
                Class A ...........................        7,885
      6,925     Insight Enterprises, Inc.* ........      135,799
        300     Jos. A. Bank Clothiers, Inc.*......       13,023
      1,075     Laureate Education, Inc.* .........       56,448
        450     Linens 'n Things, Inc.* ...........       11,970
      2,400     MarineMax, Inc.* ..................       75,768
        654     Midas, Inc.* ......................       12,007

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        600     Mikohn Gaming Corp.* ..............  $     5,922
        300     Nutri/System, Inc.* ...............       10,806
      3,700     Opnet Technologies, Inc.* .........       34,003
      1,300     O'Reilly Automotive, Inc.* ........       41,613
      2,100     Payless Shoesource, Inc.* .........       52,710
        147     Penn National Gaming,
                Inc.* .............................        4,844
        500     Pre-Paid Legal Services, Inc.......       19,105
      1,075     Providence Service Corp.
                (The)* ............................       30,949
      2,425     Rare Hospitality
                International, Inc.* ..............       73,696
      1,975     Red Robin Gourmet Burgers,
                Inc.* .............................      100,646
         86     Retail Ventures, Inc.* ............        1,070
      4,175     Ruby Tuesday, Inc. ................      108,091
        600     Scientific Games Corp., Class
                A* ................................       16,368
         75     SCP Pool Corp. ....................        2,791
        536     Select Comfort Corp.* .............       14,660
      1,875     Shuffle Master, Inc.* .............       47,137
        200     Sotheby's Holdings, Class
                A* ................................        3,672
      1,300     Strayer Education, Inc. ...........      121,810
        339     Sunterra Corp.* ...................        4,821
      6,825     Tekelec* ..........................       94,868
        100     Titan International, Inc. .........        1,725
      1,600     Tractor Supply Co.* ...............       84,704
        450     Trans World Entertainment
                Corp.* ............................        2,565
      1,000     Ventiv Health, Inc.* ..............       23,620
      1,527     Warnaco Group, Inc. (The)*.........       40,801

                                                     -----------
                                                       2,107,843
                                                     -----------
Consumer Staples - 1.9%
      1,100     ACCO Brands Corp.* ................       26,950
        400     Great Atlantic & Pacific Tea
                Co.* ..............................       12,712
      1,200     Hansen Natural Corp.* .............       94,572
        650     Nash Finch Co. ....................       16,562

                       See Notes to Financial Statements.
                                       31

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Consumer Staples (continued)
      3,300     Performance Food Group
                Co.* ..............................  $     93,621
        792     Spectrum Brands, Inc.* ............        16,086
        690     USANA Health Sciences,
                Inc.* .............................        26,468
        190     Yankee Candle Co., Inc. ...........         4,864

                                                     ------------
                                                          291,835
                                                     ------------
Energy - 13.0%
      2,100     ATP Oil & Gas Corp.* ..............        77,721
      1,050     Cabot Oil & Gas Corp. .............        47,355
      1,894     Cal Dive International, Inc.*......        67,976
      3,143     Callon Petroleum Co.* .............        55,474
      1,450     CARBO Ceramics, Inc. ..............        81,954
      1,400     Carrizo Oil & Gas, Inc.* ..........        34,594
      2,606     Cheniere Energy, Inc.* ............        96,995
        700     Cimarex Energy Co.* ...............        30,107
      1,300     Comstock Resources, Inc.* .........        39,663
      1,550     Core Laboratories N.V.* ...........        57,908
      3,050     Delta Petroleum Corp.* ............        66,398
      1,150     Duvernay Oil Corp.* ...............        43,758
     17,696     Endeavour International
                Corp.* ............................        58,397
        802     Frontier Oil Corp. ................        30,099
      6,802     Gasco Energy, Inc.* ...............        44,417
      1,000     Giant Industries, Inc.* ...........        51,960
      2,704     Goodrich Petroleum Corp.*..........        68,006
      1,102     Grey Wolf, Inc.* ..................         8,518
      3,950     Harvest Natural Resources,
                Inc.* .............................        35,076
        100     Holly Corp. .......................         5,887
        200     Input/Output, Inc.* ...............         1,406
      1,300     KCS Energy, Inc.* .................        31,486
      1,735     Lone Star Technologies,
                Inc.* .............................        89,630
      1,475     Niko Resources, Ltd. ..............        70,062
        800     Oceaneering International,
                Inc.* .............................        39,824
      3,375     Parallel Petroleum Corp.* .........        57,409

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      4,000     Southwestern Energy Co.* ..........  $    143,760
        600     St. Mary Land & Exploration
                Co. ...............................        22,086
        567     Tesoro Corp. ......................        34,899
      1,343     Tetra Technologies, Inc.* .........        40,988
      1,400     Tidewater, Inc. ...................        62,244
        200     Todco, Class A* ...................         7,612
      5,715     Toreador Resources Corp.* .........       120,415
      5,638     Transmontaigne, Inc.* .............        37,211
      1,075     Union Drilling, Inc.* .............        15,620
        570     Unit Corp.* .......................        31,367
      1,800     Vintage Petroleum, Inc. ...........        95,994
      1,475     Whiting Petroleum Corp.* ..........        59,000

                                                     ------------
                                                        1,963,276
                                                     ------------
Financials - 6.4%
      1,845     Affiliated Managers Group*.........       148,061
        950     Alexandria Real Estate
                Equities, Inc. ....................        76,475
      1,000     American Home Mortgage
                Investment Corp. ..................        32,570
      1,226     Anworth Mortgage Asset
                Corp. .............................         8,950
      1,100     BankAtlantic Bancorp, Inc.,
                Class A ...........................        15,400
        900     Bankrate, Inc.* ...................        26,568
        950     Boston Private Financial
                Holdings, Inc. ....................        28,899
      1,237     Commercial Capital
                Bancorp, Inc. .....................        21,177
        300     CompuCredit Corp.* ................        11,544
      2,835     CVB Financial Corp. ...............        57,579
        100     Delphi Financial Group,
                Class A ...........................         4,601
        600     Direct General Corp. ..............        10,140
        761     FelCor Lodging Trust, Inc. ........        13,097
        963     Glacier Bancorp, Inc. .............        28,938
        320     Harbor Florida Bancshares,
                Inc. ..............................        11,856

                       See Notes to Financial Statements.
                                       32

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        566     Independent Bank
                Corp./MA ......................... $   16,148
        141     Integra Bank Corp. ...............      3,009
      1,300     Investment Technology
                Group, Inc.* .....................     46,072
      1,192     Luminent Mortgage Capital,
                Inc. .............................      8,952
        300     Maguire Properties, Inc. .........      9,270
        900     MBT Financial Corp. ..............     14,580
      1,600     MCG Capital Corp. ................     23,344
        300     Mid-State Bancshares .............      8,025
      1,100     Nasdaq Stock Market, Inc.
                (The)* ...........................     38,698
        649     Ohio Casualty Corp. ..............     18,380
        500     Old Second Bancorp, Inc. .........     15,285
        169     Omega Healthcare Investors,
                Inc. .............................      2,128
        626     PrivateBancorp, Inc. .............     22,267
        100     Safety Insurance Group, Inc.......      4,037
        900     Senior Housing Properties
                Trust ............................     15,219
      1,335     Sterling Financial Corp./WA.......     33,348
        560     Texas Capital Bancshares,
                Inc.* ............................     12,549
      1,225     United Community Banks,
                Inc. .............................     32,658
      1,656     Wilshire Bancorp, Inc. ...........     28,467
      1,068     World Acceptance Corp.* ..........     30,438
        400     WSFS Financial Corp. .............     24,500
      1,500     Zenith National Insurance
                Corp. ............................     69,180

                                                   ----------
                                                      972,409
                                                   ----------
Health Care - 19.1%
      9,900     Aastrom Biosciences, Inc.* .......     20,889
        800     Abaxis, Inc.* ....................     13,184
      1,140     Align Technology, Inc.* ..........      7,376
        600     Alpharma, Inc., Class A ..........     17,106
        700     American Healthways, Inc.*........     31,675

     Shares                                              Value
---------------                                    ----------------
Health Care (continued)
      1,700     American Medical Systems
                Holdings, Inc.* .................. $  30,311
        900     American Retirement Corp.*........    22,617
        960     AMERIGROUP Corp.* ................    18,682
      1,050     Amsurg Corp.* ....................    24,003
        600     Angiodynamics, Inc.* .............    15,318
         40     Apria Healthcare Group,
                Inc.* ............................       964
        300     Arena Pharmaceuticals,
                Inc.* ............................     4,266
      3,100     Arqule, Inc.* ....................    18,972
        900     Arthrocare Corp.* ................    37,926
        400     Aspect Medical Systems,
                Inc.* ............................    13,740
      1,135     Beverly Enterprises, Inc.* .......    13,246
        500     Bio-Reference Labs, Inc.* ........     9,405
        700     Biosite, Inc.* ...................    39,403
        800     Bradley Pharmaceuticals,
                Inc.* ............................     7,600
        400     Cantel Medical Corp.* ............     7,176
        613     Caraco Pharmaceutical
                Laboratories, Ltd.* ..............     5,505
        700     Centene Corp.* ...................    18,403
      1,400     Cerner Corp.* ....................   127,274
      1,600     Chemed Corp. .....................    79,488
        400     CNS, Inc. ........................     8,764
      3,429     Connetics Corp.* .................    49,549
        900     Cooper Cos., Inc. (The) ..........    46,170
        950     Covance, Inc.* ...................    46,123
      4,002     Curis, Inc.* .....................    14,247
        600     Diagnostic Products Corp. ........    29,130
        400     Dionex Corp.* ....................    19,632
      1,200     DJ Orthopedics, Inc.* ............    33,096
      9,791     Durect Corp.* ....................    49,640
        500     Haemonetics Corp.* ...............    24,430
      1,200     Hologic, Inc.* ...................    45,504
        500     Immucor, Inc.* ...................    11,680
      1,511     Immunogen, Inc.* .................     7,751

                       See Notes to Financial Statements.
                                       33

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        700     Integra LifeSciences
                Holdings Corp.* ...................  $   24,822
      2,728     Intermagnetics General
                Corp.* ............................      87,023
      1,610     Intuitive Surgical, Inc.* .........     188,805
      1,800     IRIS International, Inc.* .........      39,348
      1,200     Kos Pharmaceuticals, Inc.* ........      62,076
        300     Laserscope* .......................       6,738
        900     LCA-Vision, Inc. ..................      42,759
      2,400     Lifecell Corp.* ...................      45,768
        750     Martek Biosciences Corp.* .........      18,458
      1,050     Matria Healthcare, Inc.* ..........      40,698
        440     Medicines Co.* ....................       7,678
        708     Mentor Corp. ......................      32,625
      2,396     Meridian Bioscience, Inc. .........      48,255
        300     Neurocrine Biosciences,
                Inc.* .............................      18,819
      1,100     Nuvelo, Inc.* .....................       8,921
        100     Oakley, Inc. ......................       1,469
      1,100     Odyssey HealthCare, Inc.* .........      20,504
        800     Onyx Pharmaceuticals, Inc.*........      23,008
      1,337     Orchid Cellmark, Inc.* ............      10,161
        840     Palomar Medical
                Technologies, Inc.* ...............      29,434
      1,200     Pediatrix Medical Group,
                Inc.* .............................     106,284
        700     Penwest Pharmaceuticals
                Co.* ..............................      13,664
      1,100     Per-Se Technologies, Inc.* ........      25,696
        800     PolyMedica Corp. ..................      26,776
        300     Progenics Pharmaceuticals,
                Inc.* .............................       7,503
      6,350     PSS World Medical, Inc.* ..........      94,234
      2,400     Resmed, Inc.* .....................      91,944
      2,600     Respironics, Inc.* ................      96,382
        300     Rigel Pharmaceuticals, Inc.*.......       2,508
      4,988     Salix Pharmaceuticals, Ltd.*.......      87,689
      9,741     Savient Pharmaceuticals,
                Inc.* .............................      36,431
        500     Serologicals Corp.* ...............       9,870

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        700     Sierra Health Services, Inc.*......  $     55,972
        700     Somanetics Corp.* .................        22,400
      3,900     SonoSite, Inc.* ...................       136,539
      4,500     StemCells, Inc.* ..................        15,525
      1,000     SurModics, Inc.* ..................        36,990
      1,140     Sybron Dental Specialties,
                Inc.* .............................        45,383
        468     Symbion, Inc.* ....................        10,764
        168     Techne Corp.* .....................         9,433
      4,262     United Surgical Partners
                International, Inc.* ..............       137,023
        300     United Therapeutics Corp.*.........        20,736
      1,100     Ventana Medical Systems,
                Inc.* .............................        46,585
        300     West Pharmaceutical
                Services, Inc. ....................         7,509
        600     Wright Medical Group, Inc.*........        12,240

                                                     ------------
                                                        2,883,694
                                                     ------------
Industrials - 14.0%
        200     A.S.V., Inc.* .....................         4,996
      1,150     Actuant Corp., Class A ............        64,170
      1,400     Administaff, Inc. .................        58,870
      4,057     Albany Molecular Research,
                Inc.* .............................        49,293
        889     Arkansas Best Corp. ...............        38,832
        850     Artesyn Technologies, Inc.*........         8,755
        500     Astec Industries, Inc.* ...........        16,330
      2,000     BE Aerospace, Inc.* ...............        44,000
        600     Blount International, Inc.* .......         9,558
      1,200     Brady Corp., Class A ..............        43,416
        500     Bucyrus International, Inc.,
                Class A ...........................        26,350
        400     Cascade Corp. .....................        18,764
      2,625     Central European
                Distribution Corp.* ...............       105,368
        900     Ceradyne, Inc.* ...................        39,420
      1,175     ChoicePoint, Inc.* ................        52,299
      1,000     Clean Harbors, Inc.* ..............        28,810
      1,370     Coinstar, Inc.* ...................        31,277

                       See Notes to Financial Statements.
                                       34

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      2,370     Continental Airlines, Inc.,
                Class B* ..........................  $   50,481
      1,220     Corrections Corp. of
                America* ..........................      54,863
        500     Corvel Corp.* .....................       9,495
      1,400     DiamondCluster
                International, Inc.* ..............      11,116
        300     EGL, Inc.* ........................      11,271
      1,675     ElkCorp. ..........................      56,381
        308     EnerSys* ..........................       4,016
      1,808     ESCO Technologies, Inc.* ..........      80,438
        300     Forward Air Corp. .................      10,995
        400     Frozen Food Express
                Industries* .......................       4,412
      1,275     FTI Consulting, Inc.* .............      34,986
        537     General Cable Corp.* ..............      10,579
      1,000     Genlyte Group, Inc.* ..............      53,570
      1,221     HUB Group, Inc., Class A* .........      43,162
        560     Innovative Solutions &
                Support, Inc.* ....................       7,157
        440     JLG Industries, Inc. ..............      20,090
      1,389     Kaman Corp. .......................      27,349
        900     Knight Transportation, Inc. .......      18,657
      2,130     Labor Ready, Inc.* ................      44,347
        200     Laidlaw International, Inc. .......       4,646
        100     Landauer, Inc. ....................       4,609
        700     Lennox International, Inc. ........      19,740
        400     Manitowoc Co. .....................      20,088
      2,137     Metal Management, Inc. ............      49,707
        500     Middleby Corp.* ...................      43,250
        200     Mine Safety Appliances Co..........       7,242
      1,100     Mobile Mini, Inc.* ................      52,140
      2,575     Navigant Consulting, Inc.* ........      56,599
      1,700     NCI Building Systems, Inc.*........      72,216
      1,010     Portfolio Recovery
                Associates, Inc.* .................      46,904
        840     Power-One, Inc.* ..................       5,057
        729     Presstek, Inc.* ...................       6,590
      1,588     Rent-Way, Inc.* ...................      10,147

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        600     Resources Connection, Inc.*........  $     15,636
        800     Silgan Holdings, Inc. .............        28,896
      1,300     Source Interlink Cos., Inc.* ......        14,456
      3,400     TeleTech Holdings, Inc.* ..........        40,970
        593     Tetra Tech, Inc.* .................         9,292
         24     TRM Corp.* ........................           179
        544     United Rentals, Inc.* .............        12,724
        510     United Stationers, Inc.* ..........        24,735
        100     Universal Technical Institute,
                Inc.* .............................         3,094
      3,925     UNOVA, Inc. .......................       132,665
      1,263     URS Corp.* ........................        47,501
        660     US Airways Group, Inc.* ...........        24,512
      1,273     USA Truck, Inc.* ..................        37,082
        350     UTI Worldwide, Inc. ...............        32,494
        823     Wabtec Corp. ......................        22,139
      1,300     Watson Wyatt Worldwide,
                Inc., Class A .....................        36,270
        200     WESCO International, Inc.* ........         8,546
      3,527     World Air Holdings, Inc.* .........        33,930

                                                     ------------
                                                        2,117,929
                                                     ------------
Information Technology - 25.7%
      1,900     Acxiom Corp. ......................        43,700
        825     Advent Software, Inc.* ............        23,851
      8,700     Aeroflex, Inc.* ...................        93,525
      1,627     Agilysys, Inc. ....................        29,644
        725     Alliance Data Systems
                Corp.* ............................        25,810
      1,044     Alloy, Inc.* ......................         3,017
        600     Altiris, Inc.* ....................        10,134
        200     American Reprographics
                Co.* ..............................         5,082
      1,000     AMIS Holdings, Inc.* ..............        10,650
        400     Anixter International, Inc. .......        15,648
        900     Anteon International Corp.*........        48,915
      1,510     aQuantive, Inc.* ..................        38,112
      1,944     AsiaInfo Holdings, Inc.* ..........         7,737
      3,650     ATMI, Inc.* .......................       102,091

                       See Notes to Financial Statements.
                                       35

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
      1,600     Avid Technology, Inc.* ............  $  87,616
      3,450     Avocent Corp.* ....................     93,806
      2,000     Axcelis Technologies, Inc.* .......      9,540
      1,500     Bell Microproducts, Inc.* .........     11,475
      3,925     Benchmark Electronics,
                Inc.* .............................    131,998
        850     Blue Coat Systems, Inc.* ..........     38,862
        221     Brocade Communications
                Systems, Inc.* ....................        899
      1,800     Brooks Automation, Inc.* ..........     22,554
        520     Cabot Microelectronics
                Corp.* ............................     15,252
      1,000     CACI International, Inc.,
                Class A* ..........................     57,380
      2,600     Ceridian Corp.* ...................     64,610
        800     Checkpoint Systems, Inc.* .........     19,720
      1,600     Cirrus Logic, Inc.* ...............     10,688
      1,000     Click Commerce, Inc.* .............     21,020
      1,016     CMGI, Inc.* .......................      1,544
      2,557     CNET Networks, Inc.* ..............     37,562
        600     Comtech Telecommuni-
                cations Corp.* ....................     18,324
        883     Covansys Corp.* ...................     12,018
      1,781     CSG Systems International,
                Inc.* .............................     39,752
      1,400     Cymer, Inc.* ......................     49,714
        900     Digital Insight Corp.* ............     28,818
      1,240     Digital River, Inc.* ..............     36,878
      5,485     Digitas, Inc.* ....................     68,672
      2,587     Diodes, Inc.* .....................     80,326
        700     DSP Group, Inc.* ..................     17,542
        350     eCollege.com, Inc.* ...............      6,311
          0     eCost.com, Inc.*(a) ...............          0
      1,600     Emulex Corp.* .....................     31,664
        600     Epicor Software Corp.* ............      8,478
      1,380     eResearch Technology, Inc.*........     20,838
        480     F5 Networks, Inc.* ................     27,451
        610     Factset Research Systems,
                Inc. ..............................     25,108

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        525     Fair Isaac Corp. ..................  $     23,189
        975     FARO Technologies, Inc.* ..........        19,500
      3,475     FEI Co.* ..........................        66,616
        800     Global Imaging Systems,
                Inc.* .............................        27,704
      4,459     Homestore, Inc.* ..................        22,741
      1,800     Hyperion Solutions Corp.* .........        64,476
        620     II-VI, Inc.* ......................        11,079
        700     Informatica Corp.* ................         8,400
        200     Infospace, Inc.* ..................         5,164
        500     Intergraph Corp.* .................        24,905
      1,375     International Rectifier
                Corp.* ............................        43,863
        828     Internet Capital Group, Inc.*......         6,806
      1,500     InterVoice, Inc.* .................        11,940
        792     Intrado, Inc.* ....................        18,232
        200     iPayment, Inc.* ...................         8,304
      1,300     Itron, Inc.* ......................        52,052
        837     iVillage, Inc.* ...................         6,713
        500     j2 Global Communications,
                Inc.* .............................        21,370
        300     Komag, Inc.* ......................        10,398
        750     Kronos, Inc.* .....................        31,395
        210     Kulicke & Soffa Industries,
                Inc.* .............................         1,856
        644     Lexar Media, Inc.* ................         5,287
        900     Macrovision Corp.* ................        15,057
      2,700     Mantech International Corp.,
                Class A* ..........................        75,222
      1,300     Mattson Technology, Inc.* .........        13,078
      2,575     MAXIMUS, Inc. .....................        94,477
      4,358     Microtune, Inc.* ..................        18,173
      4,000     MIPS Technologies, Inc.* ..........        22,720
      4,425     MPS Group, Inc.* ..................        60,490
      2,213     Multi-Fineline Electronix,
                Inc.* .............................       106,600
      4,800     Napster, Inc.* ....................        16,896
      1,625     NCI, Inc., Class A* ...............        22,311
      1,137     NetFlix, Inc.* ....................        30,767

                       See Notes to Financial Statements.
                                       36

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,228     Netgear, Inc.* ...................  $     23,639
        400     Netlogic Microsystems, Inc.*......        10,896
        928     NIC, Inc.* .......................         5,716
        910     Nuance Communications,
                Inc.* ............................         6,943
      1,837     Omnivision Technologies,
                Inc.* ............................        36,667
      3,627     ON Semiconductor Corp.* ..........        20,057
        700     Packeteer, Inc.* .................         5,439
        500     Palm, Inc.* ......................        15,900
        200     PAR Technology Corp.* ............         5,552
      1,400     Paxar Corp.* .....................        27,482
      1,813     Perot Systems Corp., Class
                A* ...............................        25,636
      1,650     Photon Dynamics, Inc.* ...........        30,162
        900     Plexus Corp.* ....................        20,466
      3,500     PMC - Sierra, Inc.* ..............        26,985
      3,600     Polycom, Inc.* ...................        55,080
        910     Power Integrations, Inc.* ........        21,667
      5,361     Powerwave Technologies,
                Inc.* ............................        67,388
      3,950     Progress Software Corp.* .........       112,101
        290     ProQuest Co.* ....................         8,094
        440     Quality Systems, Inc.* ...........        33,774
      3,450     Radisys Corp.* ...................        59,823
      1,874     Redback Networks, Inc.* ..........        26,348
        400     Renaissance Learning, Inc. .......         7,564
        641     RF Micro Devices, Inc.* ..........         3,468
      1,375     RightNow Technologies,
                Inc.* ............................        25,382
      2,200     Rogers Corp.* ....................        86,196
      1,110     Sapient Corp.* ...................         6,316
        100     Secure Computing Corp.* ..........         1,226
      1,800     Serena Software, Inc.* ...........        42,192
      1,450     SI International, Inc.* ..........        44,326
        690     Sigmatel, Inc.* ..................         9,039
        892     Silicon Image, Inc.* .............         8,073
      2,100     Silicon Storage Technology,
                Inc.* ............................        10,605

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,580     Sohu.com, Inc.* ..................  $     28,977
      1,737     Stamps.com, Inc* .................        39,882
        100     Stratasys, Inc.* .................         2,501
      2,925     Symmetricom, Inc.* ...............        24,775
      1,256     Synaptics, Inc.* .................        31,048
        200     Talx Corp. .......................         9,142
      2,056     Taser International, Inc.* .......        14,351
      2,900     Tessera Technologies, Inc.*.......        74,965
        100     Travelzoo, Inc.* .................         2,200
        970     Trizetto Group, Inc.* ............        16,480
        200     Ulticom, Inc.* ...................         1,962
      5,103     Valueclick, Inc.* ................        92,415
        900     Varian Semiconductor
                Equipment Associates, Inc.*.......        39,537
      1,910     Vasco Data Security
                International, Inc.* .............        18,833
        531     Verint Systems, Inc.* ............        18,304
        700     Vignette Corp.* ..................        11,417
        622     Vishay Intertechnology,
                Inc.* ............................         8,559
        328     Websense, Inc.* ..................        21,530
        800     Wind River Systems, Inc.* ........        11,816

                                                      ----------
                                                       3,881,013
                                                      ----------
Materials - 2.3%
      1,350     Albemarle Corp. ..................        51,773
        200     Aleris International, Inc.* ......         6,448
      4,933     Covanta Holding Corp.* ...........        74,291
      1,400     Dynamic Materials Corp. ..........        42,028
        900     RTI International Metals,
                Inc.* ............................        34,155
        200     Symyx Technologies, Inc.* ........         5,458
      2,100     Titanium Metals Corp.* ...........       132,846

                                                      ----------
                                                         346,999
                                                      ----------
Telecommunication Services - 2.2%
        852     Alamosa Holdings, Inc.* ..........        15,856
        800     Arris Group, Inc.* ...............         7,576
      3,044     Cincinnati Bell, Inc.* ...........        10,684

                       See Notes to Financial Statements.
                                       37

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

 Shares                                             Value
--------                                        -------------
Telecommunication Services
(continued)
   590   Commonwealth Telephone
         Enterprises, Inc. ...................  $   19,924
 8,607   Dobson Communications
         Corp., Class A* .....................      64,553
   500   Essex Corp.* ........................       8,525
   316   Expedia, Inc.* ......................       7,571
   250   Golden Telecom, Inc. ................       6,490
   316   IAC/InterActive Corp.* ..............       8,946
   847   Interdigital Communications
         Corp.* ..............................      15,517
   800   Ixia* ...............................      11,824
   775   NICE Systems, Ltd. ADR * ............      37,324
   694   SafeNet, Inc.* ......................      22,361
   900   SBA Communications Corp.,
         Class A* ............................      16,110
 2,576   Sonus Networks, Inc.* ...............       9,583
 2,990   Talk America Holdings,
         Inc.* ...............................      25,804
 1,543   Ubiquitel, Inc.* ....................      15,260
   500   USA Mobility, Inc.* .................      13,860
 2,300   Wireless Facilities, Inc.* ..........      11,730

                                                ----------
                                                   329,498
                                                ----------
Utilities - 0.0%#
   100   PICO Holdings, Inc.* ................       3,226
                                                ----------
Total Common Stock
(Cost $12,874,343)                              14,897,722
                                                ----------
RIGHTS - 0.0%#
    60   dELiA's, Inc.
         (Cost $0)*...........................          60
                                                ----------

Total Investments - 98.5%
(Cost $12,874,343)   $14,897,782
Other Assets &           221,717
                     -----------
Liabilities, Net - 1.5%
NET ASSETS - 100.0%  $15,119,499
                     ===========

-------------------------------
     ADR - American Depository Receipt.
     (a) Amount represents less than $1.00.
     * Non-income producing security.
     # Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       38

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
COMMON STOCK - 98.9%
Consumer Discretionary - 8.8%
        646     American Greetings Corp.,
                Class A .........................  $      14,193
        800     Ameristar Casinos, Inc. .........         18,160
        700     Asbury Automotive Group,
                Inc.* ...........................         11,522
      1,000     Audiovox Corp., Class A* ........         13,860
        300     Blair Corp. .....................         11,682
      1,900     Bluegreen Corp.* ................         30,020
         42     Bon-Ton Stores, Inc. (The) ......            804
        700     Building Material Holding
                Corp. ...........................         47,747
     12,445     CBIZ, Inc.* .....................         74,919
         64     Charming Shoppes, Inc.* .........            845
      3,500     Commercial Vehicle Group,
                Inc.* ...........................         65,730
      3,700     Cox Radio, Inc., Class A* .......         52,096
      1,800     Cumulus Media, Inc., Class
                A* ..............................         22,338
      2,697     Entravision Communications
                Corp., Class A* .................         19,203
      1,525     First Cash Financial Services,
                Inc.* ...........................         44,469
      6,500     Fossil, Inc.* ...................        139,815
        900     Furniture Brands
                International, Inc. .............         20,097
        200     Genesco, Inc.* ..................          7,758
      2,400     Group 1 Automotive, Inc.* .......         75,432
      3,900     Gymboree Corp.* .................         91,260
      1,200     Jo-Ann Stores, Inc.* ............         14,160
        110     K2, Inc.* .......................          1,112
        670     La Quinta Corp.* ................          7,464
      7,113     Lin TV Corp., Class A* ..........         79,239
      1,994     Linens 'n Things, Inc.* .........         53,040
         76     Men's Wearhouse, Inc.
                (The)* ..........................          2,237
      1,400     Modine Manufacturing Co. ........         45,626
      5,841     Payless Shoesource, Inc.* .......        146,609
      1,082     Perry Ellis International,
                Inc.* ...........................         20,558

     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
      2,831     Phillips-Van Heusen .............  $      91,724
      7,400     Radio One, Inc., Class D* .......         76,590
      1,030     Scholastic Corp.* ...............         29,365
        200     Smart & Final, Inc.* ............          2,576
      1,311     Speedway Motorsports, Inc........         45,452
      1,050     Stage Stores, Inc. ..............         31,269
      2,932     Trans World Entertainment
                Corp.* ..........................         16,712
        300     United Auto Group, Inc. .........         11,460
      2,247     Vail Resorts, Inc.* .............         74,218
      2,665     Warnaco Group, Inc. (The)*.......         71,209
        700     West Marine, Inc.* ..............          9,786
      1,060     Wolverine World Wide, Inc........         23,808

                                                   -------------
                                                       1,616,164
                                                   -------------
Consumer Staples - 3.7%
      5,201     Alliance One International,
                Inc. ............................         20,284
      5,800     Casey's General Stores, Inc......        143,840
      1,600     Chiquita Brands
                International, Inc. .............         32,016
     11,600     Del Monte Foods Co.* ............        120,988
      1,400     Hansen Natural Corp.* ...........        110,334
      1,600     Nash Finch Co. ..................         40,768
      9,100     Premium Standard Farms,
                Inc. ............................        136,136
      1,400     Spartan Stores, Inc.* ...........         14,588
        120     Spectrum Brands, Inc.* ..........          2,437
        372     Universal Corp. .................         16,130
      1,128     WCI Communities, Inc.* ..........         30,287

                                                   -------------
                                                         667,808
                                                   -------------
Energy - 12.2%
      1,200     ATP Oil & Gas Corp.* ............         44,412
      1,600     Cabot Oil & Gas Corp. ...........         72,160
      3,491     Callon Petroleum Co.* ...........         61,616
        200     Carrizo Oil & Gas, Inc.* ........          4,942
      1,200     Cimarex Energy Co.* .............         51,612
      7,600     Denbury Resources, Inc.* ........        173,128

                       See Notes to Financial Statements.
                                       39

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                             Value
---------------                                   ----------------
Energy (continued)
      6,027     Forest Oil Corp.* .............. $ 274,650
      2,301     Gasco Energy, Inc.* ............    15,025
      1,835     Giant Industries, Inc.* ........    95,347
      1,600     Goodrich Petroleum Corp.*.......    40,240
      7,851     Harvest Natural Resources,
                Inc.* ..........................    69,717
        200     Input/Output, Inc.* ............     1,406
      1,800     Lone Star Technologies,
                Inc.* ..........................    92,988
      8,849     Meridian Resource Corp.* .......    37,166
      1,400     Oceaneering International,
                Inc.* ..........................    69,692
      1,205     Offshore Logistics, Inc.* ......    35,186
      3,500     PetroHawk Energy Corp.* ........    46,270
      4,050     Range Resources Corp. ..........   106,677
      4,700     Southwestern Energy Co.* .......   168,918
      1,300     St. Mary Land & Exploration
                Co. ............................    47,853
     12,400     Stolt Offshore SA ADR * ........   144,584
      2,700     Swift Energy Co.* ..............   121,689
        586     Tesoro Corp. ...................    36,068
        350     Tetra Technologies, Inc.* ......    10,682
        400     Todco, Class A* ................    15,224
      6,654     Toreador Resources Corp.* ......   140,200
     17,978     Transmontaigne, Inc.* ..........   118,655
        100     Universal Compression
                Holdings, Inc.* ................     4,112
      1,600     Veritas DGC, Inc.* .............    56,784
      4,900     Warren Resources, Inc.* ........    77,518

                                                 ---------
                                                 2,234,521
                                                 ---------
Financials - 26.7%
        809     21st Century Insurance
                Group ..........................    13,090
      1,350     Affiliated Managers Group*......   108,338
        993     Alexandria Real Estate
                Equities, Inc. .................    79,937
        100     Amcore Financial, Inc. .........     3,041
      4,092     American Equity Investment
                Life Holding Co. ...............    53,401

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      3,203     American Home Mortgage
                Investment Corp. ................ $  104,322
        932     American Physicians Capital,
                Inc.* ...........................     42,676
     12,000     Anthracite Capital, Inc. ........    126,360
      9,414     Anworth Mortgage Asset
                Corp. ...........................     68,722
        200     Ashford Hospitality Trust,
                Inc. ............................      2,098
        100     Asta Funding, Inc. ..............      2,734
      4,055     Bancorp, Inc.* ..................     68,935
      3,900     BankAtlantic Bancorp, Inc.,
                Class A .........................     54,600
        300     Bankrate, Inc.* .................      8,856
        628     Bimini Mortgage
                Management, Inc. ................      5,683
        300     California Coastal
                Communities, Inc.* ..............     11,769
        300     Chittenden Corp. ................      8,343
        300     Citizens Banking Corp. ..........      8,325
         23     Clifton Savings Bancorp,
                Inc. ............................        231
        375     Colonial Properties Trust .......     15,742
        702     Commercial Capital
                Bancorp, Inc. ...................     12,018
        738     Criimi MAE, Inc.* ...............     14,612
         90     CVB Financial Corp. .............      1,828
      2,000     Delphi Financial Group,
                Class A .........................     92,020
        266     Donegal Group, Inc., Class
                A ...............................      6,182
        100     EMC Insurance Group, Inc.........      1,994
         57     Equity One, Inc. ................      1,318
         22     eSpeed, Inc., Class A* ..........        170
      2,211     FelCor Lodging Trust, Inc. ......     38,051
        430     Financial Federal Corp. .........     19,114
        600     First Citizens BancShares,
                Inc., Class A ...................    104,652
      1,260     First Community Bancshares,
                Inc. ............................     39,262

                       See Notes to Financial Statements.
                                       40

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        737     First Financial Bankshares,
                Inc. .............................. $       25,839
      3,100     First Industrial Realty Trust,
                Inc. ..............................        119,350
      6,200     First Niagara Financial
                Group, Inc. .......................         89,714
      2,950     First Republic Bank ...............        109,180
        734     FirstFed Financial Corp.* .........         40,018
      3,900     Franklin Bank Corp.* ..............         70,161
        185     Gabelli Asset Management,
                Inc., Class A .....................          8,053
      1,101     Glacier Bancorp, Inc. .............         33,085
        474     Harleysville Group, Inc. ..........         12,561
        127     Harleysville National Corp. .......          2,426
        642     Heritage Property
                Investment Trust ..................         21,443
      1,964     Highwoods Properties, Inc..........         55,876
        800     Home Properties, Inc. .............         32,640
      9,700     HomeBanc Corp. ....................         72,556
      1,051     IBERIABANK Corp. ..................         53,612
        261     Independent Bank
                Corp./MA ..........................          7,446
      1,200     IndyMac Bancorp, Inc. .............         46,824
      3,759     Investment Technology
                Group, Inc.* ......................        133,219
        728     Investors Real Estate Trust .......          6,719
        300     Irwin Financial Corp. .............          6,426
        310     ITLA Capital Corp.* ...............         15,144
      1,966     Jones Lang LaSalle, Inc. ..........         98,988
      2,500     Knight Capital Group, Inc.,
                Class A* ..........................         24,725
        300     LaBranche & Co., Inc.* ............          3,033
        500     Lakeland Financial Corp. ..........         20,190
        253     LandAmerica Financial
                Group, Inc. .......................         15,787
         65     LTC Properties, Inc. ..............          1,367
     11,567     Luminent Mortgage Capital,
                Inc. ..............................         86,868
      1,606     MAF Bancorp, Inc. .................         66,456
      9,166     MCG Capital Corp. .................        133,732

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      4,993     MeriStar Hospitality Corp.* ....... $    46,934
        500     Midland Co. (The) .................      18,020
        100     Mid-State Bancshares ..............       2,675
      1,701     Nasdaq Stock Market, Inc.
                (The)* ............................      59,841
        100     National Health Investors,
                Inc. ..............................       2,596
        190     Navigators Group, Inc.* ...........       8,286
      1,016     NBT Bancorp, Inc. .................      21,935
      6,500     New York Mortgage Trust,
                Inc. ..............................      43,030
      2,406     Newcastle Investment Corp..........      59,789
      1,100     Odyssey Re Holdings Corp...........      27,588
      6,300     Ohio Casualty Corp. ...............     178,416
        555     Old National Bancorp ..............      12,010
        617     Omega Healthcare Investors,
                Inc. ..............................       7,768
        420     Pennsylvania Real Estate
                Investment Trust ..................      15,691
      2,321     PFF Bancorp, Inc. .................      70,837
        600     Philadelphia Consolidated
                Holding Corp.* ....................      58,014
     15,104     Phoenix Cos., Inc. (The) ..........     206,019
        900     Piper Jaffray Cos.* ...............      36,360
      7,300     PMA Capital Corp., Class A*........      66,649
      4,520     Prentiss Properties Trust .........     183,874
        420     ProAssurance Corp.* ...............      20,429
      1,072     Prosperity Bancshares, Inc. .......      30,809
      2,830     Provident Bankshares Corp..........      95,569
     14,500     Quanta Capital Holdings,
                Ltd.* .............................      73,950
      1,600     RAIT Investment Trust .............      41,472
        900     Ramco-Gershenson
                Properties Trust ..................      23,985
      1,491     Republic Bancorp, Inc. ............      17,743
        500     RLI Corp. .........................      24,935
        300     Safety Insurance Group, Inc........      12,111
      1,203     Santander BanCorp .................      30,219
      1,400     Saxon Capital, Inc. ...............      15,862
        700     Selective Insurance Group .........      37,170

                       See Notes to Financial Statements.
                                       41

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      4,140     Senior Housing Properties
                Trust ............................. $  70,007
      1,715     Sterling Financial Corp./WA........    42,841
      1,190     Sun Bancorp, Inc.* ................    23,502
      7,400     Sunset Financial Resources,
                Inc. ..............................    62,752
        134     Susquehanna Bancshares,
                Inc. ..............................     3,173
      1,500     SVB Financial Group* ..............    70,260
        500     Texas Capital Bancshares,
                Inc.* .............................    11,205
      5,005     Trammell Crow Co.* ................   128,378
        400     United Community Banks,
                Inc. ..............................    10,664
      1,300     United Fire & Casualty Co. ........    52,559
        132     Universal Health Realty
                Income Trust ......................     4,137
         31     USB Holding Co., Inc. .............       671
        700     Western Sierra Bancorp* ...........    25,473
      3,168     World Acceptance Corp.* ...........    90,288
      1,200     WSFS Financial Corp. ..............    73,500
      2,700     Zenith National Insurance
                Corp. .............................   124,524

                                                    ---------
                                                    4,876,382
                                                    ---------
Health Care - 5.5%
      9,755     Aastrom Biosciences, Inc.* ........    20,583
      5,256     Alpharma, Inc., Class A ...........   149,849
        900     American Retirement Corp.*.........    22,617
      2,016     Arena Pharmaceuticals,
                Inc.* .............................    28,668
      2,362     Arqule, Inc.* .....................    14,455
        600     Bio-Rad Laboratories, Inc.,
                Class A* ..........................    39,264
      1,600     Cantel Medical Corp.* .............    28,704
      2,107     Chemed Corp. ......................   104,676
      1,800     Conmed Corp.* .....................    42,588
      2,922     Durect Corp.* .....................    14,815
      1,904     Gentiva Health Services,
                Inc.* .............................    28,065

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      1,855     IRIS International, Inc.* ......... $   40,550
      1,500     Kindred Healthcare, Inc.* .........     38,640
      1,000     Kos Pharmaceuticals, Inc.* ........     51,730
      1,200     Lifecell Corp.* ...................     22,884
        200     Matria Healthcare, Inc.* ..........      7,752
      2,531     Meridian Bioscience, Inc. .........     50,974
      1,400     Momenta Pharmaceuticals,
                Inc.* .............................     30,856
      1,419     Orchid Cellmark, Inc.* ............     10,784
        900     Pediatrix Medical Group,
                Inc.* .............................     79,713
      1,180     Per-Se Technologies, Inc.* ........     27,565
        600     Res-Care, Inc.* ...................     10,422
     12,412     Savient Pharmaceuticals,
                Inc.* .............................     46,421
      1,600     Serologicals Corp.* ...............     31,584
      1,100     Sybron Dental Specialties,
                Inc.* .............................     43,791
        800     Threshold Pharmaceuticals,
                Inc.* .............................     11,560
        342     West Pharmaceutical
                Services, Inc. ....................      8,560

                                                    ----------
                                                     1,008,070
                                                    ----------
Industrials - 17.6%
        555     ABM Industries, Inc. ..............     10,850
        100     AGCO Corp.* .......................      1,657
      1,100     Alaska Air Group, Inc.* ...........     39,292
      9,569     Albany Molecular Research,
                Inc.* .............................    116,263
        300     Alderwoods Group, Inc.* ...........      4,761
         72     Applied Industrial
                Technologies, Inc. ................      2,426
        780     Arkansas Best Corp. ...............     34,071
        410     Astec Industries, Inc.* ...........     13,391
      2,744     Blount International, Inc.* .......     43,712
      1,373     C&D Technologies, Inc. ............     10,462
      1,744     Cascade Corp. .....................     81,811
        790     Casella Waste Systems, Inc.,
                Class A* ..........................     10,104

                       See Notes to Financial Statements.
                                       42

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
      2,167     Continental Airlines, Inc.,
                Class B* .......................... $     46,157
      2,533     Corrections Corp. of
                America* ..........................      113,909
        800     Curtiss-Wright Corp. ..............       43,680
        100     DiamondCluster
                International, Inc.* ..............          794
      1,500     Dollar Thrifty Automotive
                Group* ............................       54,105
        900     EGL, Inc.* ........................       33,813
        200     EMCOR Group, Inc.* ................       13,506
      1,400     EnPro Industries, Inc.* ...........       37,730
        100     Federal Signal Corp. ..............        1,501
        122     Flowserve Corp.* ..................        4,826
      4,040     FTI Consulting, Inc.* .............      110,858
        180     G&K Services, Inc., Class A .......        7,065
      1,200     Gardner Denver, Inc.* .............       59,160
         81     GATX Corp. ........................        2,923
      8,100     General Cable Corp.* ..............      159,570
        947     Genesee & Wyoming, Inc.,
                Class A* ..........................       35,560
        800     Genlyte Group, Inc.* ..............       42,856
      7,300     Griffon Corp.* ....................      173,813
      1,650     Innovative Solutions &
                Support, Inc.* ....................       21,087
      7,800     Jorgensen (Earle M.) Co.* .........       71,994
      5,078     Kaman Corp. .......................       99,986
        600     Kelly Services, Inc., Class A......       15,732
      4,100     Kennametal, Inc. ..................      209,264
      3,810     Laidlaw International, Inc. .......       88,506
      3,750     Lincoln Electric Holdings,
                Inc. ..............................      148,725
      5,250     Marten Transport, Ltd.* ...........       95,655
      6,051     Metal Management, Inc. ............      140,746
         19     Moog, Inc., Class A* ..............          539
      1,000     Mueller Industries, Inc. ..........       27,420
        300     NCO Group, Inc.* ..................        5,076
      3,386     Orbital Sciences Corp.* ...........       43,476
         88     Pacer International, Inc. .........        2,293

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        821     Portfolio Recovery
                Associates, Inc.* ................. $     38,127
      9,000     Quaker Fabric Corp.* ..............       19,350
      8,500     Sauer-Danfoss, Inc. ...............      159,885
      1,045     Shaw Group, Inc. (The)* ...........       30,399
      1,000     Silgan Holdings, Inc. .............       36,120
        810     SIRVA, Inc.* ......................        6,480
        240     SkyWest, Inc. .....................        6,446
      2,715     Smith (A.O) Corp. .................       95,297
      2,444     Stewart Enterprises, Inc.,
                Class A ...........................       13,222
      2,000     TeleTech Holdings, Inc.* ..........       24,100
      2,958     Thomas & Betts Corp.* .............      124,118
          8     TRM Corp.* ........................           60
        803     United Rentals, Inc.* .............       18,782
      1,637     United Stationers, Inc.* ..........       79,395
        500     Universal Forest Products,
                Inc. ..............................       27,625
      1,608     UNOVA, Inc. .......................       54,350
      2,641     URS Corp.* ........................       99,328
        400     Viad Corp. ........................       11,732
        520     Washington Group
                International, Inc. ...............       27,544
        400     Waste Connections, Inc.* ..........       13,784
      5,500     World Air Holdings, Inc.* .........       52,910

                                                    ------------
                                                       3,220,179
                                                    ------------
Information Technology - 10.9%
      1,748     Adaptec, Inc.* ....................       10,173
      6,538     Agilysys, Inc. ....................      119,122
      1,300     Anixter International, Inc. .......       50,856
      1,600     Applied Micro Circuits
                Corp.* ............................        4,112
      1,300     aQuantive, Inc.* ..................       32,812
      2,644     AsiaInfo Holdings, Inc.* ..........       10,523
         62     Atmel Corp.* ......................          192
      2,599     Axcelis Technologies, Inc.* .......       12,397
      5,846     Bell Microproducts, Inc.* .........       44,722

                       See Notes to Financial Statements.
                                       43

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        750     Benchmark Electronics,
                Inc.* .............................  $     25,222
        684     BISYS Group, Inc. (The)* ..........         9,583
      1,700     Blue Coat Systems, Inc.* ..........        77,724
      1,292     Checkpoint Systems, Inc.* .........        31,848
      3,462     Ciber, Inc.* ......................        22,849
      1,000     Click Commerce, Inc.* .............        21,020
        200     Coherent, Inc.* ...................         5,936
      2,300     CommScope, Inc.* ..................        46,299
      1,300     Conexant Systems, Inc.* ...........         2,938
      2,700     Digital Insight Corp.* ............        86,454
        600     eCollege.com, Inc.* ...............        10,818
      1,300     Electronics for Imaging* ..........        34,593
      4,200     Excel Technology, Inc.* ...........        99,876
        210     Imation Corp. .....................         9,675
        700     Infocrossing, Inc.* ...............         6,027
        400     Infospace, Inc.* ..................        10,328
        600     Intergraph Corp.* .................        29,886
      1,977     Internet Capital Group, Inc.*......        16,251
        600     Itron, Inc.* ......................        24,024
        600     j2 Global Communications,
                Inc.* .............................        25,644
      5,000     Keithley Instruments, Inc. ........        69,900
        200     Komag, Inc.* ......................         6,932
      9,700     Mattson Technology, Inc.* .........        97,582
      2,300     McData Corp., Class A* ............         8,740
        500     Metrologic Instruments,
                Inc.* .............................         9,630
      3,800     Microtune, Inc.* ..................        15,846
        900     MIPS Technologies, Inc.* ..........         5,112
        100     MPS Group, Inc.* ..................         1,367
      2,893     Multi-Fineline Electronix,
                Inc.* .............................       139,356
        600     NetFlix, Inc.* ....................        16,236
        800     Palm, Inc.* .......................        25,440
        200     Paxar Corp.* ......................         3,926
        300     Perot Systems Corp., Class
                A* ................................         4,242
        100     Photronics, Inc.* .................         1,506

     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        628     Plexus Corp.* .....................  $     14,281
      3,400     Powerwave Technologies,
                Inc.* .............................        42,738
     47,300     Quantum Corp.* ....................       144,265
        700     Radisys Corp.* ....................        12,138
      4,794     Redback Networks, Inc.* ...........        67,404
      1,331     Rofin-Sinar Technologies,
                Inc.* .............................        57,859
      6,323     Silicon Storage Technology,
                Inc.* .............................        31,931
      1,918     SonicWALL, Inc.* ..................        15,190
      1,700     Stamps.com, Inc* ..................        39,032
      4,300     SYKES Enterprises, Inc.* ..........        57,491
        400     Synaptics, Inc.* ..................         9,888
        490     SYNNEX Corp.* .....................         7,404
      1,700     Talx Corp. ........................        77,707
        500     Technitrol, Inc. ..................         8,550
      2,200     Trizetto Group, Inc.* .............        37,378
      1,700     Ulticom, Inc.* ....................        16,677
      3,200     Vasco Data Security
                International, Inc.* ..............        31,552
      1,493     Vignette Corp.* ...................        24,351

                                                     ------------
                                                        1,983,555
                                                     ------------
Materials - 9.0%
      4,700     Aleris International, Inc.* .......       151,528
        600     Aptargroup, Inc. ..................        31,320
      4,000     Bowater, Inc. .....................       122,880
      9,208     Buckeye Technologies, Inc.*........        74,125
      6,074     Century Aluminum Co.* .............       159,200
      1,700     Dynamic Materials Corp. ...........        51,034
      7,650     Gibraltar Industries, Inc. ........       175,491
      4,700     Glatfelter ........................        66,693
         22     NewMarket Corp.* ..................           538
      2,100     Pope & Talbot, Inc. ...............        17,493
      4,600     RBC Bearings, Inc.* ...............        74,750
      3,275     RTI International Metals,
                Inc.* .............................       124,286
     12,800     Sappi, Ltd. ADR ...................       145,024

                       See Notes to Financial Statements.
                                       44

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                 Value
---------------                                       ----------------
Materials (continued)
        300     Schnitzer Steel Industries,
                Inc., Class A ......................  $     9,177
      3,200     Smurfit-Stone Container
                Corp.* .............................       45,344
        400     Sun Hydraulics, Inc. ...............        7,732
        332     Terra Industries, Inc.* ............        1,859
      3,700     Titanium Metals Corp.* .............      234,062
     12,300     Wausau Paper Corp. .................      145,755
      1,900     Wellman, Inc. ......................       12,882

                                                      -----------
                                                        1,651,173
                                                      -----------
Telecommunication Services - 2.0%
        389     Alamosa Holdings, Inc.* ............        7,239
        400     Anaren, Inc.* ......................        6,252
     15,920     Cincinnati Bell, Inc.* .............       55,879
        300     Commonwealth Telephone
                Enterprises, Inc. ..................       10,131
      7,474     Dobson Communications
                Corp., Class A* ....................       56,055
        900     Essex Corp.* .......................       15,345
      2,600     IDT Corp., Class B* ................       30,420
          1     Oplink Communications,
                Inc.* ..............................           15
     17,573     Talk America Holdings,
                Inc.* ..............................      151,655
      1,000     USA Mobility, Inc.* ................       27,720

                                                      -----------
                                                          360,711
                                                      -----------
Utilities - 2.5%
      1,599     Avista Corp. .......................       28,318
      3,056     Black Hills Corp. ..................      105,768
        169     California Water Service
                Group ..............................        6,461
        330     CMS Energy Corp.* ..................        4,788
        960     Energen Corp. ......................       34,867
      2,285     Peoples Energy Corp. ...............       80,135
      9,171     Sierra Pacific Resources* ..........      119,590
        730     Southern Union Co.* ................       17,250
      1,008     UIL Holdings Corp. .................       46,358

     Shares                                                 Value
---------------                                       ----------------
Utilities (continued)
        379     Unisource Energy Corp. .............  $  11,825

                                                      ---------
                                                        455,360
                                                      ---------

Total Investments - 98.9%
(Cost $15,277,091)   $18,073,923
Other Assets &           205,263
                     -----------
Liabilities, Net - 1.1%
NET ASSETS - 100.0%  $18,279,186
                     ===========

-------------------------------
     ADR - American Depository Receipt.
     * Non-income producing security.

                       See Notes to Financial Statements.
                                       45

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
COMMON STOCK - 99.8%
Consumer Discretionary - 11.6%
        100     1-800-FLOWERS.COM, Inc.,
                Class A* .......................... $       642
        200     4Kids Entertainment, Inc.* ........       3,138
        500     99 Cents Only Stores* .............       5,230
        200     A.C. Moore Arts & Crafts,
                Inc.* .............................       2,910
        450     Aaron Rents, Inc. .................       9,486
      1,200     Abercrombie & Fitch Co.,
                Class A ...........................      78,216
      1,000     Accuride Corp.* ...................      12,900
      1,350     Advance Auto Parts* ...............      58,671
      1,450     Aeropostale, Inc.* ................      38,135
        200     AFC Enterprises* ..................       3,024
        200     Aldila, Inc. ......................       5,086
        750     Alliance Gaming Corp.* ............       9,765
      3,600     Amazon.Com, Inc.* .................     169,740
      1,400     American Eagle Outfitters .........      32,172
        550     American Greetings Corp.,
                Class A ...........................      12,084
        200     American Technology
                Corp.* ............................         662
        200     American Woodmark Corp.............       4,958
        300     America's Car-Mart, Inc.* .........       4,956
        400     Ameristar Casinos, Inc. ...........       9,080
        750     AnnTaylor Stores Corp.* ...........      25,890
      1,925     Apollo Group, Inc., Class A*.......     116,386
        950     Applebees International,
                Inc. ..............................      21,461
        100     Applica, Inc.* ....................         158
        850     ArvinMeritor, Inc. ................      12,232
      1,000     Asbury Automotive Group,
                Inc.* .............................      16,460
        200     Ashworth, Inc.* ...................       1,690
      2,300     Autonation, Inc.* .................      49,979
        700     Autozone, Inc.* ...................      64,225
        250     Aztar Corp.* ......................       7,598
        200     Bandag, Inc. ......................       8,534
        700     Barnes & Noble, Inc. ..............      29,869
        800     Beazer Homes USA, Inc. ............      58,272

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        450     Bebe Stores, Inc. ................. $     6,314
      3,600     Bed Bath & Beyond, Inc.* ..........     130,140
      1,200     Belo Corp. ........................      25,692
      4,650     Best Buy Co., Inc. ................     202,182
        200     Big 5 Sporting Goods Corp..........       4,378
      1,650     Big Lots, Inc.* ...................      19,817
        800     BJ's Wholesale Club, Inc.* ........      23,648
      1,000     Black & Decker Corp. ..............      86,960
      1,500     Blockbuster, Inc., Class A ........       5,625
        400     Bluegreen Corp.* ..................       6,320
        750     Blyth Inc .........................      15,713
        400     Bon-Ton Stores, Inc. (The) ........       7,652
      1,700     Borders Group, Inc. ...............      36,839
        740     BorgWarner, Inc. ..................      44,866
        500     Boyd Gaming Corp. .................      23,830
      1,000     Brinker International, Inc. .......      38,660
        800     Brookfield Homes Corp. ............      39,784
        200     Brown Shoe Co., Inc. ..............       8,486
      1,200     Brunswick Corp. ...................      48,792
        200     Build-A-Bear Workshop,
                Inc.* .............................       5,928
        400     Cabela's, Inc., Class A* ..........       6,640
      2,800     Cablevision Systems Corp.,
                Class A* ..........................      65,716
        200     Cache, Inc.* ......................       3,464
         50     California Pizza Kitchen,
                Inc.* .............................       1,598
        600     Callaway Golf Co. .................       8,304
        750     Caribou Coffee Co., Inc.* .........       7,530
      1,190     Carmax, Inc.* .....................      32,939
      5,100     Carnival Corp. ....................     272,697
        100     Carter's, Inc.* ...................       5,885
        396     Catalina Marketing Corp. ..........      10,039
        300     Cato Corp., Class A (The) .........       6,435
        200     CBRL Group, Inc. ..................       7,030
         50     CEC Entertainment, Inc.* ..........       1,702
      1,500     Centex Corp. ......................     107,235
        100     Central Garden & Pet Co.* .........       4,594

                       See Notes to Financial Statements.
                                       46

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        800     Century Casinos, Inc.* ..........   $     6,880
        750     Champion Enterprises, Inc.*......        10,215
        800     Charlotte Russe Holding,
                Inc.* ...........................        16,664
      2,550     Charming Shoppes, Inc.* .........        33,660
         50     Chattem, Inc.* ..................         1,820
        950     Cheesecake Factory (The)* .......        35,520
      2,200     Chico's FAS, Inc.* ..............        96,646
        200     Childrens Place Retail Stores,
                Inc. (The)* .....................         9,884
      1,000     Christopher & Banks Corp. .......        18,780
      2,200     Circuit City Stores, Inc. .......        49,698
        450     Citadel Broadcasting Corp. ......         6,048
        600     CKE Restaurants, Inc. ...........         8,106
      1,000     CKX, Inc.* ......................        13,000
        900     Claire's Stores, Inc. ...........        26,298
      5,587     Clear Channel Communi-
                cations, Inc. ...................       175,711
        800     Clear Channel Outdoor
                Holdings, Inc., Class A* ........        16,040
      4,600     Coach, Inc.* ....................       153,364
         50     Coldwater Creek, Inc.* ..........         1,526
     26,322     Comcast Corp., Class A* .........       683,319
        600     Commercial Vehicle Group,
                Inc.* ...........................        11,268
        200     Comstock Homebuilding
                Cos., Inc., Class A* ............         2,822
        200     Conn's, Inc.* ...................         7,374
        450     Cooper Tire & Rubber Co. ........         6,894
        700     Copart, Inc.* ...................        16,142
      1,850     Corinthian Colleges, Inc.* ......        21,793
        300     Cost Plus, Inc.* ................         5,145
        200     Cost-U-Less, Inc.* ..............         1,520
        500     Cox Radio, Inc., Class A* .......         7,040
        157     CRA International, Inc.* ........         7,487
        850     CSK Auto Corp.* .................        12,818
        400     Cumulus Media, Inc., Class
                A* ..............................         4,964
        350     Dana Corp. ......................         2,513

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      1,800     Darden Restaurants, Inc. ........   $    69,984
        200     Deckers Outdoor Corp.* ..........         5,524
      5,476     Delphi Corp. ....................         1,594
        200     Design Within Reach, Inc.* ......         1,060
      2,000     Dex Media, Inc. .................        54,180
      1,600     Dillard's, Inc., Class A ........        39,712
     10,902     DIRECTV Group, Inc.
                (The)* ..........................       153,936
      3,531     Dollar General Corp. ............        67,336
      1,250     Dollar Tree Stores, Inc.* .......        29,925
         50     Domino's Pizza, Inc. ............         1,210
        900     Donaldson Co., Inc. .............        28,620
        400     Dow Jones & Co., Inc. ...........        14,196
      3,523     DR Horton, Inc. .................       125,877
        200     Dreamworks Animation* ...........         4,912
        200     Dts, Inc.* ......................         2,960
        200     Dura Automotive Systems,
                Inc., Class A* ..................           448
      3,400     Eastman Kodak Co. ...............        79,560
     11,400     eBay, Inc.* .....................       493,050
      2,500     EchoStar Communications
                Corp., Class A* .................        67,925
        800     Elizabeth Arden, Inc.* ..........        16,048
        419     Emmis Communications
                Corp., Class A* .................         8,342
        200     Empire Resorts, Inc.* ...........         1,480
        450     Entercom Communications
                Corp.* ..........................        13,352
        800     Entravision Communications
                Corp., Class A* .................         5,696
        750     Ethan Allen Interiors, Inc. .....        27,398
        950     EW Scripps Co., Class A .........        45,619
        200     Exide Technologies* .............           740
        900     EzCorp., Inc., Class A* .........        13,752
      1,900     Family Dollar Stores, Inc. ......        47,101
        400     Famous Dave's Of America,
                Inc.* ...........................         4,508
      3,074     Federated Department
                Stores, Inc. ....................       203,898
        300     Finish Line, Inc., Class A ......         5,226

                       See Notes to Financial Statements.
                                       47

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        200     First Cash Financial Services,
                Inc.* .............................  $     5,832
      1,800     Foot Locker, Inc. .................       42,462
     20,735     Ford Motor Co. ....................      160,074
      1,800     Fortune Brands, Inc. ..............      140,436
      1,000     Fred's, Inc. ......................       16,270
        400     FTD Group, Inc.* ..................        4,156
        700     Furniture Brands
                International, Inc. ...............       15,631
      1,400     GameStop Corp., Class A* ..........       44,548
        400     Gander Mountain Co.* ..............        2,368
      3,100     Gannett Co, Inc. ..................      187,767
      7,650     Gap, Inc. (The) ...................      134,946
        200     Gaylord Entertainment Co.*.........        8,718
      1,600     Gemstar-TV Guide
                International, Inc.* ..............        4,176
      4,620     General Motors Corp. ..............       89,720
      2,560     Gentex Corp. ......................       49,920
      2,100     Genuine Parts Co. .................       92,232
        800     Getty Images, Inc.* ...............       71,416
        750     Global Cash Access, Inc.* .........       10,942
        500     Gold Kist, Inc.* ..................        7,475
        800     Golf Galaxy, Inc.* ................       15,320
      3,050     Goodyear Tire & Rubber Co.
                (The)* ............................       53,009
        500     Gray Television, Inc. .............        4,910
        600     Great Wolf Resorts, Inc.* .........        6,186
        300     Group 1 Automotive, Inc.* .........        9,429
      1,400     GTECH Holdings Corp. ..............       44,436
        200     Guess?, Inc.* .....................        7,120
        200     Guitar Center, Inc.* ..............       10,002
        150     Gymboree Corp.* ...................        3,510
        200     Hancock Fabrics, Inc. .............          814
      3,600     Harley-Davidson, Inc. .............      185,364
        700     Harman International
                Industries, Inc. ..................       68,495
      2,108     Harrah's Entertainment, Inc........      150,245
      1,500     Harte-Hanks, Inc. .................       39,585
      1,750     Hasbro, Inc. ......................       35,315

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        950     Hearst-Argyle Television,
                Inc. ..............................  $    22,658
        400     Helen of Troy, Ltd.* ..............        6,444
         70     Hewitt Associates, Inc., Class
                A* ................................        1,961
      1,100     Hibbett Sporting Goods,
                Inc.* .............................       31,328
      4,515     Hilton Hotels Corp. ...............      108,857
      1,200     Hollinger International, Inc.,
                Class A ...........................       10,752
     25,250     Home Depot, Inc. ..................    1,022,120
        400     HOT Topic, Inc.* ..................        5,700
        400     Housevalues, Inc.* ................        5,212
        300     Hovnanian Enterprises, Inc.,
                Class A* ..........................       14,892
        750     Inergy Holdings LP ................       27,015
        200     Insight Enterprises, Inc.* ........        3,922
        300     Interface, Inc., Class A* .........        2,466
      3,900     International Game
                Technology ........................      120,042
        312     International Speedway
                Corp., Class A ....................       14,945
      4,842     Interpublic Group of Cos.,
                Inc.* .............................       46,725
        200     Isle of Capri Casinos, Inc.* ......        4,872
        500     ITT Educational Services,
                Inc.* .............................       29,555
        750     Jack in the Box, Inc.* ............       26,198
        400     Jakks Pacific, Inc.* ..............        8,376
        250     Jarden Corp.* .....................        7,538
      2,467     JC Penney Co, Inc. (Holding
                Co.) ..............................      137,165
        200     Jo-Ann Stores, Inc.* ..............        2,360
      2,300     Johnson Controls, Inc. ............      167,693
      1,578     Jones Apparel Group, Inc. .........       48,476
        600     Journal Communications,
                Inc., Class A .....................        8,370
        500     Journal Register Co. ..............        7,475
        917     K2, Inc.* .........................        9,271
        800     KB Home ...........................       58,128

                       See Notes to Financial Statements.
                                       48

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        800     Kellwood Co. ...................... $    19,104
        200     Kenneth Cole Productions,
                Inc., Class A .....................       5,100
      1,100     Kimball International, Inc.,
                Class B ...........................      11,693
        870     Knight-Ridder, Inc. ...............      55,071
      3,900     Kohl's Corp.* .....................     189,540
        300     Krispy Kreme Doughnuts,
                Inc.* .............................       1,722
        200     K-Swiss, Inc., Class A ............       6,488
      2,550     La Quinta Corp.* ..................      28,407
      1,200     Lamar Advertising Co., Class
                A* ................................      55,368
        200     Landry's Restaurants, Inc. ........       5,342
      1,400     Las Vegas Sands Corp.* ............      55,258
        800     Laureate Education, Inc.* .........      42,008
      1,200     La-Z-Boy, Inc. ....................      16,272
        600     Leapfrog Enterprises, Inc.* .......       6,990
        450     Lear Corp. ........................      12,807
        350     Lee Enterprises, Inc. .............      12,918
      2,360     Leggett & Platt, Inc. .............      54,186
      1,500     Lennar Corp., Class A .............      91,530
        200     Lenox Group, Inc.* ................       2,648
        200     Levitt Corp., Class A .............       4,548
      5,001     Liberty Global, Inc., Class
                A* ................................     112,522
     34,300     Liberty Media Corp., Class
                A* ................................     269,941
        200     Life Time Fitness, Inc.* ..........       7,618
      4,015     Limited Brands, Inc. ..............      89,735
        600     Lin TV Corp., Class A* ............       6,684
        450     Linens 'n Things, Inc.* ...........      11,970
        200     Lithia Motors, Inc., Class A ......       6,288
        698     Live Nation* ......................       9,144
      1,400     Liz Claiborne, Inc. ...............      50,148
      8,028     Lowe's Cos., Inc. .................     535,146
        200     M/I Homes, Inc. ...................       8,124
        400     Marchex, Inc., Class B* ...........       8,996
        400     Marcus Corp. ......................       9,400

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        300     Marine Products Corp. ............. $     3,147
      2,200     Marriott International, Inc.,
                Class A ...........................     147,334
        400     Martha Stewart Living
                Omnimedia, Class A* ...............       6,972
      1,700     Marvel Entertainment, Inc.*........      27,846
      4,330     Mattel, Inc. ......................      68,501
        900     Maytag Corp. ......................      16,938
      1,050     McClatchy Co., Class A ............      62,055
     15,100     McDonald's Corp. ..................     509,172
      4,400     McGraw-Hill Cos., Inc.
                (The) .............................     227,172
        271     MDC Holdings, Inc. ................      16,797
        967     Mediacom Communications
                Corp., Class A* ...................       5,309
        429     Men's Wearhouse, Inc.
                (The)* ............................      12,630
        600     Meredith Corp. ....................      31,404
        150     Meritage Homes Corp.* .............       9,438
      1,600     MGM Mirage* .......................      58,672
      1,600     Michaels Stores, Inc. .............      56,592
      1,200     Modine Manufacturing Co. ..........      39,108
        577     Mohawk Industries, Inc.* ..........      50,187
        200     Movado Group, Inc. ................       3,660
      1,300     MSC Industrial Direct Co.,
                Class A ...........................      52,286
        800     Multimedia Games, Inc.* ...........       7,400
        150     Nautilus, Inc. ....................       2,799
        100     Navarre Corp.* ....................         553
        200     New York & Co., Inc.* .............       4,240
      1,700     New York Times Co., Class
                A .................................      44,965
      3,026     Newell Rubbermaid, Inc. ...........      71,958
     29,088     News Corp., Class A ...............     452,318
      2,100     Nike, Inc., Class B ...............     182,259
        200     Noble International, Ltd. .........       4,168
      2,800     Nordstrom, Inc. ...................     104,720
        600     Nu Skin Enterprises, Inc.,
                Class A ...........................      10,548
        100     NVR, Inc.* ........................      70,200

                       See Notes to Financial Statements.
                                       49

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      3,800     Office Depot, Inc.* ............... $   119,320
        400     OfficeMax, Inc. ...................      10,144
      2,200     Omnicom Group, Inc. ...............     187,286
        200     Opnet Technologies, Inc.* .........       1,838
      1,600     O'Reilly Automotive, Inc.* ........      51,216
        800     Orient-Express Hotels, Ltd.,
                Class A ...........................      25,216
        150     Orleans Homebuilders, Inc..........       2,752
        800     Outback Steakhouse, Inc. ..........      33,288
        900     Pacific Sunwear of
                California, Inc.* .................      22,428
        200     Palm Harbor Homes, Inc.* ..........       3,760
        200     Papa John's International,
                Inc.* .............................      11,862
        650     Payless Shoesource, Inc.* .........      16,315
        200     PC Mall, Inc.* ....................       1,132
        400     Pegasus Solutions, Inc.* ..........       3,588
        800     Penn National Gaming,
                Inc.* .............................      26,360
        500     Pep Boys-Manny Moe &
                Jack, Inc. ........................       7,445
        200     Perry Ellis International,
                Inc.* .............................       3,800
        500     PETCO Animal Supplies,
                Inc.* .............................      10,975
      1,700     Petsmart, Inc. ....................      43,622
      1,700     Pier 1 Imports, Inc. ..............      14,841
        400     Pinnacle Entertainment,
                Inc.* .............................       9,884
        800     Polaris Industries, Inc. ..........      40,160
        600     Polo Ralph Lauren Corp. ...........      33,684
        850     Pre-Paid Legal Services, Inc.......      32,478
        200     Providence Service Corp.
                (The)* ............................       5,758
      2,600     Pulte Homes, Inc. .................     102,336
      2,200     Quiksilver, Inc.* .................      30,448
        300     R.H. Donnelley Corp.* .............      18,486
      2,250     Radio One, Inc., Class A* .........      23,108
      1,950     RadioShack Corp. ..................      41,008

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      1,100     Rare Hospitality
                International, Inc.* .............. $    33,429
         50     RC2 Corp.* ........................       1,776
        700     Reader's Digest Association,
                Inc. (The) ........................      10,654
        200     Red Robin Gourmet Burgers,
                Inc.* .............................      10,192
      1,200     RedEnvelope, Inc.* ................      12,552
        900     Reebok International, Ltd. ........      52,407
        300     Regal Entertainment Group,
                Class A ...........................       5,706
        500     Regis Corp. .......................      19,285
      1,650     Rent-A-Center, Inc.* ..............      31,119
      1,000     Retail Ventures, Inc.* ............      12,440
        600     Rite Aid Corp.* ...................       2,088
        200     Rocky Shoes & Boots, Inc.*.........       4,872
      1,800     Ross Stores, Inc. .................      52,020
      1,200     Royal Caribbean Cruises,
                Ltd. ..............................      54,072
        550     Ruby Tuesday, Inc. ................      14,240
        200     Russ Berrie & Co., Inc. ...........       2,284
        200     Russell Corp. .....................       2,692
        800     Ruth's Chris Steak House,
                Inc.* .............................      14,480
      1,200     Ryan's Restaurant Group,
                Inc.* .............................      14,472
        600     Ryland Group, Inc. (The) ..........      43,278
      1,300     Saks, Inc.* ......................       21,918
        800     Salem Communications
                Corp., Class A* ...................      13,992
        200     Sands Regent* .....................       2,036
      1,150     Scholastic Corp.* .................      32,786
        600     Scientific Games Corp., Class
                A* ................................      16,368
        678     SCP Pool Corp. ....................      25,235
      1,000     Sears Holdings Corp.* .............     115,530
        359     Select Comfort Corp.* .............       9,819
        800     Sharper Image Corp.* ..............       7,792
        600     Shoe Carnival, Inc.* ..............      13,152
        262     Shuffle Master, Inc.* .............       6,587

                       See Notes to Financial Statements.
                                       50

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
      1,000     Sinclair Broadcast Group,
                Inc., Class A ...................... $     9,200
        900     Six Flags, Inc.* ...................       6,939
        200     Skechers U.S.A., Inc., Class
                A* .................................       3,064
        900     Smart & Final, Inc.* ...............      11,592
        646     Snap-On, Inc. ......................      24,264
      1,000     Sonic Automotive, Inc. .............      22,280
        750     Sonic Corp.* .......................      22,125
        453     Sotheby's Holdings, Class
                A* .................................       8,317
        800     Spanish Broadcasting
                System, Class A* ...................       4,088
        400     Speedway Motorsports, Inc...........      13,868
        850     Sports Authority, Inc.* ............      26,460
      1,050     Standard-Pacific Corp. .............      38,640
        200     Stanley Furniture Co., Inc. ........       4,636
      1,100     Stanley Works (The) ................      52,844
      8,600     Staples, Inc. ......................     195,306
      8,800     Starbucks Corp.* ...................     264,088
      2,573     Starwood Hotels & Resorts
                Worldwide, Inc. ....................     164,312
        800     Station Casinos, Inc. ..............      54,240
        750     Steak N Shake Co. (The)* ...........      12,712
        300     Stein Mart, Inc. ...................       5,445
        100     Steinway Musical
                Instruments* .......................       2,551
        200     Steven Madden, Ltd.* ...............       5,846
        100     Strayer Education, Inc. ............       9,370
        400     Stride Rite Corp. ..................       5,424
        300     Superior Industries
                International, Inc. ................       6,678
      9,100     Target Corp. .......................     500,227
        137     Technical Olympic USA,
                Inc. ...............................       2,889
        650     Tekelec* ...........................       9,035
      1,000     Tempur-Pedic International,
                Inc.* ..............................      11,500
        750     Texas Roadhouse, Inc., Class
                A* .................................      11,662

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        200     Thomas Nelson, Inc. ................ $     4,930
        850     Thor Industries, Inc. ..............      34,060
      1,700     Tiffany & Co. ......................      65,093
        400     Timberland Co., Class A* ...........      13,020
     51,374     Time Warner, Inc. ..................     895,963
        200     Titan International, Inc. ..........       3,450
      5,500     TJX Cos., Inc. .....................     127,765
      1,200     Toll Brothers, Inc.* ...............      41,568
         50     Too, Inc.* .........................       1,410
         50     Tractor Supply Co.* ................       2,647
      1,000     Trans World Entertainment
                Corp.* .............................       5,700
        500     Triarc Cos., Inc., Class B .........       7,425
      2,501     Tribune Co. ........................      75,680
        400     Tupperware Corp. ...................       8,960
        200     Universal Electronics, Inc.* .......       3,446
      2,965     Univision Communications,
                Inc., Class A* .....................      87,141
      1,200     Urban Outfitters, Inc.* ............      30,372
      1,300     V.F. Corp. .........................      71,942
        200     Value Line, Inc. ...................       7,042
        800     Valuevision Media, Inc.* ...........      10,080
        401     Ventiv Health, Inc.* ...............       9,472
     17,124     Viacom, Inc., Class B* .............     558,242
        750     VistaPrint, Ltd.* ..................      17,066
         50     Visteon Corp.* .....................         313
     23,800     Walt Disney Co. (The) ..............     570,486
        446     Weight Watchers
                International, Inc.* ...............      22,046
      1,400     Wendy's International, Inc. ........      77,364
        400     West Marine, Inc.* .................       5,592
        850     Westwood One, Inc. .................      13,855
        740     Whirlpool Corp. ....................      61,982
        400     Wiley (John) & Sons, Inc.,
                Class A ............................      15,616
        750     Williams Scotsman
                International, Inc.* ...............      12,982
      1,100     Williams-Sonoma, Inc.* .............      47,465
        750     Winnebago Industries ...............      24,960

                       See Notes to Financial Statements.
                                       51

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
        200     WMS Industries, Inc.* ............ $      5,018
      1,400     Wolverine World Wide, Inc.........       31,444
        400     World Wrestling
                Entertainment, Inc. ..............        5,872
        800     WorldSpace, Inc., Class A* .......       11,608
        400     WPT Enterprises, Inc.* ...........        2,376
      1,100     Wynn Resorts, Ltd.* ..............       60,335
      2,500     XM Satellite Radio Holdings,
                Inc., Class A* ...................       68,200
        400     Young Broadcasting, Inc.,
                Class A* .........................        1,040
      3,600     Yum! Brands, Inc. ................      168,768
      1,400     Zale Corp.* ......................       35,210

                                                   ------------
                                                     19,578,999
                                                   ------------
Consumer Staples - 8.0%
      1,000     Able Energy* .....................        6,340
      1,273     ACCO Brands Corp.* ...............       31,189
        800     Acme United Corp. ................       11,168
        850     Alberto-Culver Co. ...............       38,888
      3,908     Albertson's, Inc. ................       83,436
        200     Alico, Inc. ......................        9,038
        200     Alliance One International,
                Inc. .............................          780
     24,100     Altria Group, Inc. ...............    1,800,752
      8,900     Anheuser-Busch Cos., Inc. ........      382,344
      7,161     Archer-Daniels-Midland Co.........      176,590
      5,850     Avon Products, Inc. ..............      167,018
        600     Brown-Forman Corp., Class
                B ................................       41,592
      1,200     Bunge, Ltd. ......................       67,932
      3,100     Campbell Soup Co. ................       92,287
        200     Casey's General Stores, Inc.......        4,960
        400     Chiquita Brands
                International, Inc. ..............        8,004
        800     Church & Dwight Co, Inc. .........       26,424
      1,600     Clorox Co. .......................       91,024
     26,070     Coca-Cola Co. (The) ..............    1,050,882
      2,920     Coca-Cola Enterprises, Inc. ......       55,976

     Shares                                              Value
---------------                                    ----------------
Consumer Staples (continued)
      6,380     Colgate-Palmolive Co. ............ $    349,943
      6,273     ConAgra Foods, Inc. ..............      127,216
      1,750     Constellation Brands, Inc.,
                Class A* .........................       45,902
        800     Corn Products International,
                Inc. .............................       19,112
      5,700     Costco Wholesale Corp. ...........      281,979
      9,680     CVS Corp. ........................      255,746
      1,684     Dean Foods Co.* ..................       63,419
      2,505     Del Monte Foods Co.* .............       26,127
        300     Delta & Pine Land Co. ............        6,903
        833     Energizer Holdings, Inc.* ........       41,475
      1,600     Estee Lauder Cos., Inc., Class
                A (The) ..........................       53,568
        600     Flowers Foods, Inc. ..............       16,536
        200     Fresh Del Monte Produce,
                Inc. .............................        4,554
      4,300     General Mills, Inc. ..............      212,076
        500     Great Atlantic & Pacific Tea
                Co.* .............................       15,890
        200     Green Mountain Coffee
                Roasters, Inc.* ..................        8,120
      2,100     Hershey Co. (The) ................      116,025
      4,300     HJ Heinz Co ......................      144,996
        900     Hormel Foods Corp. ...............       29,412
        718     J.M. Smucker Co. (The) ...........       31,592
        200     John B. Sanfilippo & Son,
                Inc.* ............................        2,586
      2,800     Kellogg Co. ......................      121,016
      5,974     Kimberly-Clark Corp. .............      356,349
      3,000     Kraft Foods, Inc., Class A .......       84,420
      8,250     Kroger Co. (The)* ................      155,760
      1,000     Lincoln Educational Services
                Corp.* ...........................       14,260
      1,050     Loews Corp. - Carolina
                Group ............................       46,190
      1,500     McCormick & Co., Inc. ............       46,380
        800     Molson Coors Brewing Co.,
                Class B ..........................       53,592
      1,820     Pepsi Bottling Group, Inc. .......       52,070

                       See Notes to Financial Statements.
                                       52

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Consumer Staples (continued)
        700     PepsiAmericas, Inc. ................ $     16,282
     19,740     PepsiCo, Inc. ......................    1,166,239
        400     Performance Food Group
                Co.* ...............................       11,348
         50     Pilgrim's Pride Corp. ..............        1,658
     40,452     Procter & Gamble Co. ...............    2,341,362
      1,132     Reynolds American, Inc. ............      107,914
        267     Rocky Mountain Chocolate
                Factory, Inc. ......................        4,340
        300     Ruddick Corp. ......................        6,384
      4,850     Safeway, Inc. ......................      114,751
      8,770     Sara Lee Corp. .....................      165,753
      1,000     Smithfield Foods, Inc.* ............       30,600
        800     Spartan Stores, Inc.* ..............        8,336
        750     Spectrum Brands, Inc.* .............       15,232
      1,500     Supervalu, Inc. ....................       48,720
      6,900     Sysco Corp. ........................      214,245
      2,805     Tyson Foods, Inc., Class A .........       47,966
        250     Universal Corp. ....................       10,840
        200     USANA Health Sciences,
                Inc.* ..............................        7,672
      2,000     UST, Inc. ..........................       81,660
        800     Vector Group, Ltd. .................       14,536
         50     Volcom, Inc.* ......................        1,700
     11,600     Walgreen Co. .......................      513,416
     30,120     Wal-Mart Stores, Inc. ..............    1,409,616
        450     WCI Communities, Inc.* .............       12,082
      1,600     Whole Foods Market, Inc. ...........      123,824
      1,600     WM Wrigley Jr Co. ..................      106,384
        450     Yankee Candle Co., Inc. ............       11,520

                                                     ------------
                                                       13,524,218
                                                     ------------
Energy - 8.8%
        750     Alon USA Energy, Inc.* .............       14,737
        900     Amerada Hess Corp. .................      114,138
      2,278     Anadarko Petroleum Corp. ...........      215,840
      3,856     Apache Corp. .......................      264,213
         50     ATP Oil & Gas Corp.* ...............        1,850
         50     Atwood Oceanics, Inc.* .............        3,901

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      4,000     Baker Hughes, Inc. ................. $    243,120
        600     Barnwell Industries, Inc. ..........       15,060
        150     Berry Petroleum Co., Class
                A ..................................        8,580
      3,872     BJ Services Co .....................      141,986
        800     Boardwalk Pipeline Partners
                LP* ................................       14,384
        750     Bois 'd Arc Energy, Inc.* ..........       11,895
        400     BP Prudhoe Bay Royalty
                Trust ..............................       26,640
        600     Brigham Exploration Co.* ...........        7,116
        850     Bronco Drilling Co., Inc.* .........       19,558
      4,800     Burlington Resources, Inc. .........      413,760
        250     Cabot Oil & Gas Corp. ..............       11,275
        100     Cal Dive International, Inc.*.......        3,589
        800     Carrizo Oil & Gas, Inc.* ...........       19,768
         50     Cheniere Energy, Inc.* .............        1,861
      3,250     Chesapeake Energy Corp. ............      103,122
     26,349     Chevron Corp. ......................    1,495,833
      1,147     Cimarex Energy Co.* ................       49,332
        200     Clayton Williams Energy,
                Inc.* ..............................        8,348
        800     Comstock Resources, Inc.* ..........       24,408
     14,716     ConocoPhillips .....................      856,177
        500     Cooper Cameron Corp.* ..............       20,700
        200     Copano Energy LLC ..................        7,810
        200     Cross Timbers Royalty Trust.........        9,780
        200     Crosstex Energy, Inc. ..............       12,612
        200     Dawson Geophysical Co.* ............        6,164
        950     Delta Petroleum Corp.* .............       20,682
      1,300     Denbury Resources, Inc.* ...........       29,614
      4,936     Devon Energy Corp. .................      308,697
      1,000     Diamond Offshore Drilling,
                Inc. ...............................       69,560
      1,000     Dresser-Rand Group, Inc.* ..........       24,180
        850     Dril-Quip, Inc.* ...................       40,120
        800     Edge Petroleum Corp.* ..............       19,928
      7,414     El Paso Corp. ......................       90,154

                       See Notes to Financial Statements.
                                       53

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
        104     Enbridge Energy
                Management LLC* ...................  $      4,727
        550     Encore Acquisition Co.* ...........        17,622
        200     Energy Partners, Ltd.* ............         4,358
      1,800     ENSCO International, Inc. .........        79,830
        850     Enterprise GP Holdings LP .........        32,062
      2,800     EOG Resources, Inc. ...............       205,436
        750     Evergreen Solar, Inc.* ............         7,988
     75,150     Exxon Mobil Corp. .................     4,221,176
        839     FMC Technologies, Inc.* ...........        36,010
        596     Forest Oil Corp.* .................        27,160
        250     Frontier Oil Corp. ................         9,382
        800     FuelCell Energy, Inc.* ............         6,776
        800     FX Energy, Inc.* ..................         6,384
      1,000     Georesources, Inc.* ...............         8,110
        850     Giant Industries, Inc.* ...........        44,166
        850     Global Industries, Ltd.* ..........         9,648
      2,397     GlobalSantaFe Corp. ...............       115,416
        400     Goodrich Petroleum Corp.*..........        10,060
      1,500     Grant Prideco, Inc.* ..............        66,180
      2,100     Grey Wolf, Inc.* ..................        16,233
      6,100     Halliburton Co. ...................       377,956
        950     Hanover Compressor Co.* ...........        13,404
      1,350     Helmerich & Payne, Inc. ...........        83,578
        800     Hercules Offshore, Inc.* ..........        22,728
        800     Hoku Scientific, Inc.* ............         6,072
        200     Holly Corp. .......................        11,774
        200     Hornbeck Offshore Services,
                Inc.* .............................         6,540
        200     Hugoton Royalty Trust .............         7,582
        200     Imergent, Inc.* ...................         1,320
        700     Infinity, Inc.* ...................         4,872
      1,200     Input/Output, Inc.* ...............         8,436
        550     KCS Energy, Inc.* .................        13,321
      1,368     Kerr-McGee Corp. ..................       124,296
        600     KFX, Inc.* ........................        10,266
        417     Kinder Morgan Management,
                LLC* ..............................        18,943

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      1,100     Kinder Morgan, Inc. ...............  $    101,145
        250     Lone Star Technologies,
                Inc.* .............................        12,915
        850     Lufkin Industries, Inc. ...........        42,390
      4,336     Marathon Oil Corp. ................       264,366
        850     Massey Energy Co. .................        32,190
      1,100     Matrix Service Co.* ...............        10,824
        200     Maverick Tube Corp.* ..............         7,972
        800     McMoRan Exploration Co.* ..........        15,816
        600     Meridian Resource Corp.* ..........         2,520
      1,000     Mitcham Industies, Inc.* ..........        17,470
      2,000     Murphy Oil Corp. ..................       107,980
      1,900     Nabors Industries, Ltd.* ..........       143,925
      1,919     National Oilwell Varco, Inc.*......       120,321
      1,600     Newfield Exploration Co.* .........        80,112
        600     Newpark Resources* ................         4,578
      1,660     Noble Corp. .......................       117,096
      2,000     Noble Energy, Inc. ................        80,600
      4,800     Occidental Petroleum Corp..........       383,424
        200     Oceaneering International,
                Inc.* .............................         9,956
        800     Offshore Logistics, Inc.* .........        23,360
        800     Parallel Petroleum Corp.* .........        13,608
      1,350     Parker Drilling Co.* ..............        14,620
      1,550     Patterson-UTI Energy, Inc. ........        51,072
        950     PetroHawk Energy Corp.* ...........        12,559
        200     Petroleum Development
                Corp.* ............................         6,668
        800     Petroquest Energy, Inc.* ..........         6,624
        800     PHI, Inc.* ........................        24,984
        950     Pioneer Drilling Co.* .............        17,034
      1,800     Pioneer Natural Resources
                Co. ...............................        92,286
      1,200     Plains Exploration &
                Production Co.* ...................        47,676
        890     Plug Power, Inc.* .................         4,566
        650     Pogo Producing Co. ................        32,376
      1,450     Pride International, Inc.* ........        44,588
        950     Quicksilver Resources, Inc.*.......        39,910

                       See Notes to Financial Statements.
                                       54

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      1,575     Range Resources Corp. .............. $     41,486
      1,400     Rowan Cos., Inc. ...................       49,896
        500     Royale Energy, Inc.* ...............        3,175
        750     RPC, Inc. ..........................       19,755
      6,600     Schlumberger, Ltd. .................      641,190
         53     SEACOR Holdings, Inc.* .............        3,609
      2,400     Smith International, Inc. ..........       89,064
      1,600     Southwestern Energy Co.* ...........       57,504
        550     St. Mary Land & Exploration
                Co. ................................       20,246
        850     Steiner Leisure, Ltd.* .............       30,226
      1,640     Sunoco, Inc. .......................      128,543
      1,150     Superior Energy Services* ..........       24,208
        200     Superior Well Services, Inc.*.......        4,752
      1,000     Syntroleum Corp.* ..................        9,030
        850     Tesoro Corp. .......................       52,318
         50     Tetra Technologies, Inc.* ..........        1,526
      1,000     TGC Industries, Inc.* ..............        6,800
        950     Tidewater, Inc. ....................       42,237
        400     Todco, Class A* ....................       15,224
        200     Toreador Resources Corp.* ..........        4,214
      1,000     Transmontaigne Partners LP..........       26,250
      4,113     Transocean, Inc.* ..................      286,635
        850     Unit Corp.* ........................       46,776
      6,964     Valero Energy Corp. ................      359,342
      1,150     Veritas DGC, Inc.* .................       40,814
        250     Vintage Petroleum, Inc. ............       13,332
        200     W&T Offshore, Inc. .................        5,880
        400     Warren Resources, Inc.* ............        6,328
      4,200     Weatherford International,
                Ltd.* ..............................      152,040
        750     Western Gas Resources, Inc..........       35,318
         50     Whiting Petroleum Corp.* ...........        2,000
      5,950     Williams Cos., Inc. ................      137,862
        850     Williams Partners LP ...............       26,478
      4,338     XTO Energy, Inc. ...................      190,612

                                                     ------------
                                                       14,952,505
                                                     ------------

     Shares                                                Value
---------------                                      ----------------
Financials - 21.8%
        530     1st Source Corp. ................... $     13,329
        400     21st Century Insurance
                Group ..............................        6,472
      1,000     Aames Investment Corp. .............        6,460
        150     Acadia Realty Trust ................        3,008
        200     Accredited Home Lenders
                Holding Co.* .......................        9,916
      3,400     ACE, Ltd. ..........................      181,696
        600     Affordable Residential
                Communities ........................        5,718
      6,100     Aflac, Inc. ........................      283,162
        200     Agree Realty Corp. .................        5,780
        100     Alabama National BanCorp ...........        6,476
        400     Alfa Corp. .........................        6,440
        100     Alleghany Corp.* ...................       28,400
      7,600     Allstate Corp. (The) ...............      410,932
      1,200     AMB Property Corp. .................       59,004
      1,500     AMBAC Financial Group,
                Inc. ...............................      115,590
        850     Amerco, Inc.* ......................       61,242
     12,650     American Express Co. ...............      650,969
        400     American Financial Group,
                Inc. ...............................       15,324
      2,550     American Financial Realty
                Trust ..............................       30,600
        300     American Home Mortgage
                Investment Corp. ...................        9,771
     26,975     American International
                Group, Inc. ........................    1,840,504
        200     American Physicians Capital,
                Inc.* ..............................        9,158
         50     AmericanWest Bancorp* ..............        1,182
      1,900     AmeriCredit Corp.* .................       48,697
      2,780     Ameriprise Financial, Inc. .........      113,980
      3,400     Ameritrade Holding Corp.* ..........       81,600
        800     AmerUs Group Co. ...................       45,336
      4,233     AmSouth Bancorp ....................      110,947
        210     Anchor Bancorp Wisconsin,
                Inc. ...............................        6,371

                       See Notes to Financial Statements.
                                       55

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      2,650     Annaly Mortgage
                Management, Inc. .................. $     28,991
        600     Anthracite Capital, Inc. ..........        6,318
        300     Anworth Mortgage Asset
                Corp. .............................        2,190
      3,450     AON Corp. .........................      124,028
      1,272     Apartment Investment &
                Management Co., Class A ...........       48,171
        200     Arbor Realty Trust, Inc. ..........        5,184
        200     Arch Capital Group, Ltd.* .........       10,950
      2,492     Archstone-Smith Trust .............      104,390
        800     Arden Realty, Inc. ................       35,864
      1,100     Arthur J Gallagher & Co. ..........       33,968
        600     Ashford Hospitality Trust,
                Inc. ..............................        6,294
        800     Aspen Insurance Holdings,
                Ltd. ..............................       18,936
        150     Asset Acceptance Capital
                Corp.* ............................        3,369
      1,404     Associated Banc-Corp. .............       45,700
        200     Associated Estates Realty
                Corp. .............................        1,808
      1,400     Assurant, Inc. ....................       60,886
        800     Assured Guaranty, Ltd. ............       20,312
        200     Asta Funding, Inc. ................        5,468
      1,200     Astoria Financial Corp. ...........       35,280
        800     AvalonBay Communities,
                Inc. ..............................       71,400
        200     Avatar Holdings, Inc.* ............       10,984
      1,400     Axis Capital Holdings, Ltd. .......       43,792
        100     BancFirst Corp. ...................        7,900
      1,550     BanCorpSouth, Inc. ................       34,208
      1,150     Bank Mutual Corp. .................       12,190
     47,512     Bank of America Corp. .............    2,192,679
        550     Bank of Hawaii Corp. ..............       28,347
      8,750     Bank of New York Co., Inc.
                (The) .............................      278,688
        200     Bank of the Ozarks, Inc. ..........        7,380
      1,400     BankAtlantic Bancorp, Inc.,
                Class A ...........................       19,600

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        200     Bankrate, Inc.* ................... $      5,904
        850     Bankunited Financial Corp.,
                Class A ...........................       22,584
        300     Banner Corp. ......................        9,360
      6,634     BB&T Corp. ........................      278,031
      1,255     Bear Stearns Cos., Inc.
                (The) .............................      144,990
        300     Bedford Property Investors,
                Inc. ..............................        6,582
        308     Berkshire Hathaway, Inc.,
                Class B* ..........................      904,134
        200     BioMed Realty Trust, Inc. .........        4,880
        136     BOK Financial Corp. ...............        6,178
        250     Boston Private Financial
                Holdings, Inc. ....................        7,605
      1,400     Boston Properties, Inc. ...........      103,782
      1,550     Brandywine Realty Trust ...........       43,260
        600     BRE Properties, Inc., Class A......       27,288
        400     Bristol West Holdings, Inc. .......        7,612
        706     Brookline BanCorp, Inc. ...........       10,004
      1,400     Brown & Brown, Inc. ...............       42,756
        400     Calamos Asset Management,
                Inc., Class A .....................       12,580
        700     Camden Property Trust .............       40,544
      1,250     Capital City Bank Group,
                Inc. ..............................       42,862
      3,100     Capital One Financial Corp.........      267,840
      1,000     Capital Title Group, Inc. .........        5,530
        200     Capital Trust, Inc., Class A ......        5,856
        700     CapitalSource, Inc.* ..............       15,680
        800     Capitol Federal Financial
                Com ...............................       26,352
        200     Capstead Mortgage Corp. ...........        1,162
        700     CarrAmerica Realty Corp. ..........       24,241
        600     Cash America International,
                Inc. ..............................       13,914
        388     Cathay General Bancorp ............       13,945
        500     CB Richard Ellis Group, Inc.,
                Class A* ..........................       29,425

                       See Notes to Financial Statements.
                                       56

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        600     CBL & Associates Properties,
                Inc. ............................. $    23,706
        600     Centerpoint Properties Trust......      29,688
        152     Central Coast Bancorp* ...........       3,760
        200     Central Pacific Financial
                Corp. ............................       7,184
     12,764     Charles Schwab Corp. .............     187,248
        300     Charter Financial Corp. ..........      10,713
      1,400     CharterMac .......................      29,652
        400     Chicago Mercantile
                Exchange Holdings, Inc. ..........     146,996
      1,475     Chittenden Corp. .................      41,020
      2,400     Chubb Corp. ......................     234,360
      2,094     Cincinnati Financial Corp. .......      93,560
      2,646     CIT Group, Inc. ..................     137,010
     61,425     Citigroup, Inc. ..................   2,980,955
        800     Citizens Banking Corp. ...........      22,200
        150     City Holding Co. .................       5,392
        814     City National Corp. ..............      58,966
        750     CNA Financial Corp.* .............      24,548
        300     CNA Surety Corp.* ................       4,371
        400     CoBiz, Inc. ......................       7,292
        600     Cohen & Steers, Inc. .............      11,178
        800     Collegiate Funding Services
                LLC* .............................      15,800
      1,750     Colonial BancGroup, Inc. .........      41,685
        329     Colonial Properties Trust ........      13,811
        276     Columbia Banking System,
                Inc. .............................       7,880
      2,248     Comerica, Inc. ...................     127,596
      2,000     Commerce Bancorp, Inc. ...........      68,820
        656     Commerce Bancshares, Inc..........      34,191
        490     Commercial Capital
                Bancorp, Inc. ....................       8,389
      1,495     Commercial Net Lease
                Realty ...........................      30,453
        200     Community Bancorp N.V.* ..........       6,322
         50     Community Bank System,
                Inc. .............................       1,128
        850     Community Banks, Inc. ............      23,800

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,600     Compass Bancshares, Inc. ......... $    77,264
         50     CompuCredit Corp.* ...............       1,924
      1,800     Conseco, Inc.* ...................      41,706
         50     Corporate Office Properties
                Trust SBI MD .....................       1,777
      6,898     Countrywide Financial
                Corp. ............................     235,843
        400     Cousins Properties, Inc. .........      11,320
        800     Crescent Real Estate Equities
                Co. ..............................      15,856
        250     Cullen/Frost Bankers, Inc. .......      13,420
        200     CVB Financial Corp. ..............       4,062
      1,000     Deerfield Triarc Captial
                Corp. ............................      13,700
        215     Delphi Financial Group,
                Class A ..........................       9,892
      1,526     Developers Diversified
                Realty Corp. .....................      71,753
      1,000     DiamondRock Hospitality
                Co. ..............................      11,960
        750     Digital Reality Trust, Inc. ......      16,972
        400     Dime Community
                Bancshares .......................       5,844
      1,650     Doral Financial Corp. ............      17,490
      1,050     Downey Financial Corp. ...........      71,810
      1,776     Duke Realty Corp. ................      59,318
      4,437     E*Trade Financial Corp.* .........      92,556
        550     East West BanCorp, Inc. ..........      20,070
      1,050     EastGroup Properties .............      47,418
      1,200     Eaton Vance Corp. ................      32,832
      1,100     Edwards (A.G.), Inc. .............      51,546
        800     Endurance Specialty
                Holdings, Ltd. ...................      28,680
        700     Equity Inns, Inc. ................       9,485
      4,945     Equity Office Properties
                Trust ............................     149,982
      3,454     Equity Residential ...............     135,120
        600     eSpeed, Inc., Class A* ...........       4,626
        750     EuroBancshares, Inc.* ............      10,628
        800     Everest Re Group, Ltd. ...........      80,280

                       See Notes to Financial Statements.
                                       57

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
     11,700     Fannie Mae ....................... $   571,077
        300     FBL Financial Group, Inc.,
                Class A ..........................       9,843
        700     Federal Realty Investment
                Trust ............................      42,455
        700     Federated Investors, Inc.,
                Class B ..........................      25,928
        550     FelCor Lodging Trust, Inc. .......       9,466
      2,100     FFD Financial Corp. ..............      41,097
        200     Fidelity Bankshares, Inc. ........       6,540
      1,886     Fidelity National Financial,
                Inc. .............................      69,386
        330     Fidelity National Title
                Group, Inc., Class A .............       8,036
        800     Fieldstone Investment Corp........       9,488
      5,135     Fifth Third Bancorp ..............     193,692
        400     Financial Federal Corp. ..........      17,780
        500     First Acceptance Corp.* ..........       5,145
        967     First American Corp. .............      43,805
      2,050     First Bancorp ....................      25,440
        250     First Charter Corp. ..............       5,915
      1,170     First Commonwealth
                Financial Corp. ..................      15,128
        200     First Community Bancorp,
                Inc. .............................      10,874
        350     First Financial Bancorp ..........       6,132
        850     First Financial Bankshares,
                Inc. .............................      29,801
        100     First Financial Corp. ............       2,700
      1,400     First Horizon National Corp.......      53,816
        200     First Indiana Corp. ..............       6,876
        800     First Industrial Realty Trust,
                Inc. .............................      30,800
        200     First Merchants Corp. ............       5,200
        200     First Midwest Bancorp, Inc........       7,012
      1,058     First Niagara Financial
                Group, Inc. ......................      15,309
        257     First Place Financial Corp. ......       6,181
        800     First State
                Bancorporation/NM ................      19,192

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        600     FirstMerit Corp. ................. $    15,546
        450     Flagstar BanCorp, Inc. ...........       6,480
        400     Flushing Financial Corp. .........       6,228
      1,294     FNB Corp. ........................      22,464
      1,000     Forest City Enterprises, Class
                A ................................      37,930
        600     Franklin Bank Corp.* .............      10,794
      1,700     Franklin Resources, Inc. .........     159,817
      7,750     Freddie Mac ......................     506,462
        800     Fremont General Corp. ............      18,584
      1,460     Friedman, Billings, Ramsey
                Group, Inc., Class A .............      14,454
      1,485     Fulton Financial Corp. ...........      26,136
         50     Gabelli Asset Management,
                Inc., Class A ....................       2,176
      2,600     General Growth Properties,
                Inc. .............................     122,174
      2,600     Genworth Financial, Inc.,
                Class A ..........................      89,908
        200     Getty Realty Corp. ...............       5,258
        200     GFI Group, Inc.* ................        9,486
        800     Glenborough Realty Trust,
                Inc. .............................      14,480
        350     Glimcher Realty Trust ............       8,512
        800     GMH Communities Trust ............      12,408
      1,300     Gold Banc Corp., Inc. ............      23,686
      3,800     Golden West Financial
                Corp. ............................     250,800
      4,970     Goldman Sachs Group, Inc..........     634,719
        200     Government Properties
                Trust, Inc. ......................       1,866
        300     Great Southern Bancorp,
                Inc. .............................       8,283
        400     Greater Bay Bancorp ..............      10,248
        200     Greenhill & Co., Inc. ............      11,232
      1,229     Hancock Holding Co. ..............      46,468
      1,750     Hanmi Financial Corp. ............      31,255
        600     Hanover Insurance Group,
                Inc. (The) .......................      25,062
        300     Harleysville Group, Inc. .........       7,950

                       See Notes to Financial Statements.
                                       58

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,153     Harleysville National Corp. ....... $    22,022
      3,500     Hartford Financial Services
                Group, Inc. .......................     300,615
      1,050     HCC Insurance Holdings,
                Inc. ..............................      31,164
      1,600     Health Care Property
                Investors, Inc. ...................      40,896
        700     Health Care REIT, Inc. ............      23,730
        200     Healthcare Realty Trust, Inc.......       6,654
         50     Heartland Payment Systems,
                Inc.* .............................       1,083
      1,000     Highland Hospitality Corp. ........      11,050
      1,350     Highwoods Properties, Inc..........      38,408
      1,000     HomeBanc Corp. ....................       7,480
        500     Horace Mann Educators
                Corp. .............................       9,480
        700     Hospitality Properties Trust ......      28,070
      3,800     Host Marriott Corp. ...............      72,010
      2,000     HRPT Properties Trust .............      20,700
      6,526     Hudson City Bancorp, Inc. .........      79,095
        900     Hudson United Bancorp .............      37,512
      2,685     Huntington Bancshares, Inc.........      63,769
        450     IMPAC Mortgage Holdings,
                Inc. ..............................       4,234
      1,200     Independence Community
                Bank Corp. ........................      47,676
        200     Independent Bank
                Corp./MA ..........................       5,706
        900     Independent Bank Corp./MI..........      24,507
      1,000     IndyMac Bancorp, Inc. .............      39,020
        400     Inland Real Estate Corp. ..........       5,916
        400     Innkeepers USA Trust ..............       6,400
        200     Integra Bank Corp. ................       4,268
        950     International Bancshares
                Corporation .......................      27,892
        200     International Securities
                Exchange, Inc.* ...................       5,504
        300     Investment Technology
                Group, Inc.* ......................      10,632

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        800     Investors Financial Services
                Corp. ............................. $    29,464
        800     IPC Holdings, Ltd. ................      21,904
        400     Irwin Financial Corp. .............       8,568
      1,364     iStar Financial, Inc. .............      48,627
        200     Jackson Hewitt Tax Service,
                Inc. ..............................       5,542
      2,850     Janus Capital Group, Inc. .........      53,096
        500     Jefferies Group, Inc. .............      22,490
      1,800     Jefferson-Pilot Corp. .............     102,474
     41,480     JPMorgan Chase & Co. ..............   1,646,341
      1,200     Kearny Financial Corp. ............      14,640
      4,500     Keycorp ...........................     148,185
      2,100     Kimco Realty Corp. ................      67,368
        800     KMG America Corp.* ...............        7,344
        407     KNBT Bancorp, Inc. ................       6,630
      1,550     Knight Capital Group, Inc.,
                Class A* ..........................      15,330
      1,100     LaBranche & Co., Inc.* ............      11,121
         89     Ladenburg Thalmann
                Financial Services, Inc.* .........          41
        100     Lakeland Financial Corp. ..........       4,038
        200     LandAmerica Financial
                Group, Inc. .......................      12,480
      1,150     LaSalle Hotel Properties ..........      42,228
      1,550     Legg Mason, Inc. ..................     185,520
      3,584     Lehman Brothers Holdings,
                Inc. ..............................     459,361
        990     Leucadia National Corp. ...........      46,985
        550     Lexington Corporate
                Properties Trust ..................      11,715
      1,250     Liberty Property Trust ............      53,562
      2,100     Lincoln National Corp. ............     111,363
      1,400     Loews Corp. .......................     132,790
        400     LTC Properties, Inc. ..............       8,412
      1,300     M&T Bank Corp. ....................     141,765
        600     Macerich Co. ......................      40,284
        700     Mack-Cali Realty Corp. ............      30,240
        750     MAF Bancorp, Inc. .................      31,035

                       See Notes to Financial Statements.
                                       59

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        800     Maguire Properties, Inc. .......... $    24,720
        400     Main Street Banks, Inc. ...........      10,892
      1,149     Main Street Trust, Inc. ...........      34,298
        700     MarketAxess Holdings, Inc.*........       8,001
      5,970     Marsh & McLennan Cos.,
                Inc. ..............................     189,607
      2,400     Marshall & Ilsley Corp. ...........     103,296
        750     Max Re Capital, Ltd. ..............      19,478
      1,900     MBIA, Inc. ........................     114,304
     12,777     MBNA Corp. ........................     346,896
        750     Medical Properties Trust,
                Inc. ..............................       7,335
      5,250     Mellon Financial Corp. ............     179,812
      1,000     Mercantile Bankshares
                Corp. .............................      56,440
      1,150     MeriStar Hospitality Corp.* .......      10,810
     10,246     Merrill Lynch & Co., Inc. .........     693,962
      4,946     Metlife, Inc. .....................     242,354
        700     MFA Mortgage Investments,
                Inc. ..............................       3,990
      1,400     MGIC Investment Corp. .............      92,148
        100     Mid-America Apartment
                Communities, Inc. .................       4,850
        247     Midland Co. (The) .................       8,902
        150     Mid-State Bancshares ..............       4,012
        200     Midwest Banc Holdings,
                Inc. ..............................       4,450
        800     Mills Corp. (The) .................      33,552
      1,100     MoneyGram International,
                Inc. ..............................      28,688
        900     Montpelier Re Holdings,
                Ltd. ..............................      17,010
      3,200     Moody's Corp. .....................     196,544
     11,300     Morgan Stanley ....................     641,162
      1,000     MortgageIT Holdings, Inc. .........      13,660
        800     Nara BanCorp, Inc. ................      14,224
        400     Nasdaq Stock Market, Inc.
                (The)* ............................      14,072
      1,000     National Atlantic Holdings
                Corp.* ............................      10,950

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      6,913     National City Corp. ............... $   232,069
        750     National Financial Partners
                Corp. .............................      39,412
        200     National Health Investors,
                Inc. ..............................       5,192
        600     National Interstate Corp.* ........      11,442
      1,550     National Penn Bancshares,
                Inc. ..............................      29,528
        620     Nationwide Financial
                Services, Class A .................      27,280
        500     Nationwide Health
                Properties, Inc. ..................      10,700
        200     Navigators Group, Inc.* ...........       8,722
        200     NBT Bancorp, Inc. .................       4,318
        950     New Century Financial Corp.........      34,266
      1,200     New Plan Excel Realty Trust........      27,816
      2,437     New York Community
                Bancorp, Inc. .....................      40,259
      1,000     NewAlliance Bancshares,
                Inc. ..............................      14,540
      1,250     Newcastle Investment Corp..........      31,062
      5,236     North Fork Bancorporation,
                Inc. ..............................     143,257
      2,400     Northern Trust Corp. ..............     124,368
        500     Northwest Bancorp, Inc. ...........      10,630
      1,000     Nuveen Investments, Inc.,
                Class A ...........................      42,620
        500     Ocwen Financial Corp.* ............       4,350
        600     Ohio Casualty Corp. ...............      16,992
      1,094     Old National Bancorp ..............      23,674
      1,950     Old Republic International
                Corp. .............................      51,207
        950     Old Second Bancorp, Inc. ..........      29,042
      1,000     Omega Healthcare Investors,
                Inc. ..............................      12,590
        250     optionsXpress Holdings,
                Inc. ..............................       6,138
      1,132     Oriental Financial Group ..........      13,992
        383     Pacific Capital Bancorp ...........      13,627
        800     Pan Pacific Retail Properties,
                Inc. ..............................      53,512

                       See Notes to Financial Statements.
                                       60

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        200     Parkway Properties, Inc. ......... $     8,028
        800     PartnerRe, Ltd. ..................      52,536
        512     Partners Trust Financial
                Group, Inc. ......................       6,170
        171     Pennsylvania Real Estate
                Investment Trust .................       6,389
      1,025     People's Bank ....................      31,836
        850     PFF Bancorp, Inc. ................      25,942
        100     Philadelphia Consolidated
                Holding Corp.* ...................       9,669
      1,200     Phoenix Cos., Inc. (The) .........      16,368
         50     Piper Jaffray Cos.* ..............       2,020
        200     Placer Sierra Bancshares .........       5,542
        800     Platinum Underwriters
                Holdings, Ltd. ...................      24,856
      2,159     Plum Creek Timber Co.,
                Inc. .............................      77,832
        800     PMA Capital Corp., Class A*.......       7,304
      1,100     PMI Group, Inc. (The) ............      45,177
      2,600     Popular, Inc. ....................      54,990
        850     Post Properties, Inc. ............      33,958
        200     Prentiss Properties Trust ........       8,136
        400     Presidential Life Corp. ..........       7,616
        200     PRG-Schultz International,
                Inc.* ............................         122
      3,800     Principal Financial Group ........     180,234
         50     PrivateBancorp, Inc. .............       1,778
        365     ProAssurance Corp.* ..............      17,754
      2,100     Progressive Corp. ................     245,238
      3,094     Prologis .........................     144,552
         50     Prosperity Bancshares, Inc. ......       1,437
        800     Protective Life Corp. ............      35,016
         89     Provident Bankshares Corp.........       3,006
      1,500     Provident Financial Services,
                Inc. .............................      27,765
      1,400     Provident New York
                Bancorp ..........................      15,414
      6,300     Prudential Financial, Inc. .......     461,097
      1,186     Public Storage, Inc. .............      80,316
      1,370     Radian Group, Inc. ...............      80,268

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        300     Ramco-Gershenson
                Properties Trust ................. $     7,995
      1,000     Raymond James Financial,
                Inc. .............................      37,670
        901     Rayonier, Inc. ...................      35,905
      1,000     Realty Income Corp. ..............      21,620
      1,000     Reckson Associates Realty
                Corp. ............................      35,980
        700     Regency Centers Corp. ............      41,265
      5,592     Regions Financial Corp. ..........     191,023
        750     Reinsurance Group of
                America, Inc. ....................      35,820
        800     RenaissanceRe Holdings
                Ltd. .............................      35,288
         50     Renasant Corp. ...................       1,582
      1,270     Republic Bancorp, Inc. ...........      15,113
        200     Resource America, Inc.,
                Class A ..........................       3,410
        750     R-G Financial Corp., Class B......       9,900
      1,400     Safeco Corp. .....................      79,100
         50     Safety Insurance Group, Inc.......       2,018
        150     Sandy Spring Bancorp, Inc.........       5,232
        600     Saxon Capital, Inc. ..............       6,798
        800     Scottish Re Group, Ltd. ..........      19,640
      1,100     SEI Investments Co. ..............      40,700
        200     Selective Insurance Group ........      10,620
        650     Senior Housing Properties
                Trust ............................      10,992
        500     Shurgard Storage Centers,
                Inc., Class A ....................      28,355
        150     Signature Bank* ..................       4,210
      2,591     Simon Property Group, Inc.........     198,548
        400     Sizeler Property Investors,
                Inc. .............................       5,140
      1,620     Sky Financial Group, Inc. ........      45,068
        800     Sl Green Realty Corp. ............      61,112
      5,100     SLM Corp. ........................     280,959
        750     South Financial Group, Inc........      20,655
      1,000     Southern Missouri Bancorp,
                Inc. .............................      14,700

                       See Notes to Financial Statements.
                                       61

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Financials (continued)
      4,440     Sovereign Bancorp, Inc. ............ $    95,993
        400     Spirit Finance Corp. ...............       4,540
      1,100     St Joe Co. (The) ...................      73,942
      8,184     St. Paul Travelers Cos., Inc.
                (The) ..............................     365,579
        540     Stancorp Financial Group,
                Inc. ...............................      26,973
        750     State National Bancshares,
                Inc.* ..............................      20,025
      4,100     State Street Corp. .................     227,304
        362     Sterling Bancorp ...................       7,142
        300     Sterling Bancshares, Inc. ..........       4,632
        750     Sterling Financial Corp./PA ........      18,735
        360     Sterling Financial Corp./WA.........       7,128
        800     Strategic Hotel Capital, Inc. ......      16,464
        300     Suffolk Bancorp ....................      10,131
        850     Sun Communities, Inc. ..............      26,690
        200     Sunstone Hotel Investors,
                Inc. ...............................       5,314
      4,480     SunTrust Banks, Inc. ...............     325,965
      1,350     Susquehanna Bancshares,
                Inc. ...............................      31,968
         50     SVB Financial Group* ...............       2,342
      2,606     Synovus Financial Corp. ............      70,388
      1,500     T. Rowe Price Group, Inc. ..........     108,045
        229     Tarragon Corp.* ....................       4,722
        550     Taubman Centers, Inc. ..............      19,112
      1,200     TCF Financial Corp. ................      32,568
        705     TD Banknorth, Inc. .................      20,480
        400     Texas Capital Bancshares,
                Inc.* ..............................       8,964
        512     Texas Regional Bancshares,
                Inc., Class A ......................      14,490
      1,146     Thornburg Mortgage, Inc. ...........      30,025
        121     Tompkins Trustco, Inc. .............       5,421
      1,300     Torchmark Corp. ....................      72,280
        200     Town & Country Trust (The)..........       6,762
         50     Trammell Crow Co.* .................       1,282
        100     Triad Guaranty, Inc.* ..............       4,399

     Shares                                                Value
---------------                                      ----------------
Financials (continued)
        550     Trizec Properties, Inc. ............ $    12,606
        508     Trustco Bank Corp. NY ..............       6,309
        550     Trustmark Corp. ....................      15,108
        450     Trustreet Properties, Inc. .........       6,579
     21,609     U.S. Bancorp .......................     645,893
        400     U.S.I Holdings Corp.* .............        5,508
        800     UCBH Holdings, Inc. ................      14,304
        300     UICI ...............................      10,653
      1,055     UMB Financial Corp. ................      67,425
        200     Umpqua Holdings Corp. ..............       5,706
        400     UnionBanCal Corp. ..................      27,488
      1,250     United Bankshares, Inc. ............      44,050
        750     United Community Banks,
                Inc. ...............................      19,995
      1,600     United Dominion Realty
                Trust, Inc. ........................      37,504
        200     United Fire & Casualty Co. .........       8,086
        500     United PanAm Financial
                Corp.* .............................      12,935
        900     United Tennessee
                Bankshares, Inc. ...................      19,264
        400     Unitrin, Inc. ......................      18,020
        200     Universal American Financial
                Corp.* .............................       3,016
        850     Unizan Financial Corp. .............      22,576
      3,657     UnumProvident Corp. ................      83,197
        800     USB Holding Co., Inc. ..............      17,328
        550     U-Store-It Trust ...................      11,578
        959     Valley National Bancorp ............      23,112
        900     Ventas, Inc. .......................      28,818
      1,500     Vornado Realty Trust ...............     125,205
      1,181     W Holding Co., Inc. ................       9,720
     18,374     Wachovia Corp. .....................     971,250
        800     Waddell & Reed Financial,
                Inc., Class A ......................      16,776
        300     Walter Industries, Inc. ............      14,916
      1,133     Washington Federal, Inc. ...........      26,048
     11,831     Washington Mutual, Inc. ............     514,648

                       See Notes to Financial Statements.
                                       62

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,250     Washington Real Estate
                Investment Trust .................. $    37,938
        400     Washington Trust Bancorp,
                Inc. ..............................      10,472
        750     Wauwatosa Holdings, Inc.* .........       8,580
        904     Webster Financial Corp. ...........      42,398
        875     Weingarten Realty Investors........      33,084
     19,695     Wells Fargo & Co. .................   1,237,437
        300     WesBanco, Inc. ....................       9,123
        100     Wesco Financial Corp. .............      38,500
        300     West Coast Bancorp ................       7,935
      1,150     WestCorp. .........................      76,602
        250     Western Alliance Bancorp* .........       7,468
         50     WFS Financial, Inc.* ..............       3,808
        375     Whitney Holding Corp. .............      10,335
        750     Wilmington Trust Corp. ............      29,182
        750     Wilshire Bancorp, Inc. ............      12,892
        400     Windrose Medical Properties
                Trust .............................       5,944
        850     WP Stewart & Co., Ltd. ............      20,034
      1,125     WR Berkley Corp. ..................      53,572
        100     WSFS Financial Corp. ..............       6,125
      1,600     XL Capital, Ltd., Class A .........     107,808
        200     Yardville National Bancorp ........       6,930
      1,005     Zions Bancorporation ..............      75,938
        200     ZipRealty, Inc.* ..................       1,684

                                                    -----------
                                                     36,891,467
                                                    -----------
Health Care - 12.8%
        200     Abaxis, Inc.* .....................       3,296
     18,100     Abbott Laboratories ...............     713,683
        700     Abgenix, Inc.* ....................      15,057
        200     Abiomed, Inc.* ....................       1,848
        300     Accelrys, Inc.* ...................       2,409
        200     Advanced Magnetics, Inc.* .........       2,216
        731     Advanced Medical Optics,
                Inc.* .............................      30,556
      3,800     Aetna, Inc. .......................     358,378
        800     Affymetrix, Inc.* .................      38,200

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        900     Align Technology, Inc.* ........... $     5,823
        950     Alkermes, Inc.* ...................      18,164
      1,900     Allergan, Inc. ....................     205,124
      1,000     Alliance Imaging, Inc.* ...........       5,950
        500     Alpharma, Inc., Class A ...........      14,255
        200     Amedisys, Inc.* ...................       8,448
        200     America Service Group,
                Inc.* .............................       3,172
        750     American Healthways, Inc.*.........      33,937
      1,050     American Medical Systems
                Holdings, Inc.* ...................      18,722
        400     American Pharmaceutical
                Partners, Inc.* ...................      15,516
        550     AMERIGROUP Corp.* .................      10,703
      2,740     AmerisourceBergen Corp. ...........     113,436
     15,302     Amgen, Inc.* ......................   1,206,716
        200     Amsurg Corp.* .....................       4,572
      1,200     Amylin Pharmaceuticals,
                Inc.* .............................      47,904
        850     Analogic Corp. ....................      40,672
        900     Andrx Corp.* ......................      14,823
        200     Angiodynamics, Inc.* ..............       5,106
        200     Anika Therapeutics, Inc.* .........       2,338
        100     Antigenics, Inc.* .................         476
      2,400     Applera Corp. - Applied
                Biosystems Group ..................      63,744
        800     Applera Corp. - Celera
                Genomics Group* ...................       8,768
        950     Apria Healthcare Group,
                Inc.* .............................      22,904
        100     ARIAD Pharmaceuticals,

         50     Arrow International, Inc. .........       1,450
        200     Aspect Medical Systems,
                Inc.* .............................       6,870
      1,375     Barr Pharmaceuticals, Inc.* .......      85,649
        200     Barrier Therapeutics, Inc.* .......       1,640
        500     Bausch & Lomb, Inc. ...............      33,950

                       See Notes to Financial Statements.
                                       63

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      6,863     Baxter International, Inc. ........  $   258,392
        900     Beckman Coulter, Inc. .............       51,210
      3,150     Becton Dickinson & Co. ............      189,252
      1,200     Beverly Enterprises, Inc.* ........       14,004
      4,055     Biogen Idec, Inc.* ................      183,813
        200     BioLase Technology, Inc. ..........        1,598
        800     BioMarin Pharmaceuticals,
                Inc.* .............................        8,624
      3,050     Biomet, Inc. ......................      111,538
      7,220     Boston Scientific Corp.* ..........      176,818
        400     Bradley Pharmaceuticals,
                Inc.* .............................        3,800
     22,700     Bristol-Myers Squibb Co. ..........      521,646
        200     Candela Corp.* ....................        2,888
      5,436     Cardinal Health, Inc. .............      373,725
      5,528     Caremark Rx, Inc.* ................      286,295
      2,000     Celgene Corp.* ....................      129,600
        500     Cell Therapeutics, Inc.* ..........        1,090
        850     Centene Corp.* ....................       22,346
        700     Cephalon, Inc.* ...................       45,318
        300     Cepheid, Inc.* ....................        2,634
        500     Cerner Corp.* .....................       45,455
        644     Charles River Laboratories
                International, Inc.* ..............       27,286
      1,246     Chiron Corp.* .....................       55,397
        200     Cholestech Corp.* .................        1,984
      1,700     Cigna Corp. .......................      189,890
        200     CNS, Inc. .........................        4,382
      1,200     Community Health Systems,
                Inc.* .............................       46,008
        400     Conceptus, Inc.* ..................        5,048
        300     Conmed Corp.* .....................        7,098
        200     Connetics Corp.* ..................        2,890
        755     Cooper Cos., Inc. (The) ...........       38,732
      1,050     Covance, Inc.* ....................       50,978
      1,891     Coventry Health Care, Inc.*........      107,711
      1,300     CR Bard, Inc. .....................       85,696
        300     Cross Country Healthcare,
                Inc.* .............................        5,334

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        600     Cubist Pharmaceuticals,
                Inc.* .............................  $    12,750
        100     CuraGen Corp.* ....................          308
        200     Curative Health Services,
                Inc.* .............................           46
        200     Cutera, Inc.* .....................        5,272
        200     CV Therapeutics, Inc.* ............        4,946
         50     Cyberonics, Inc.* .................        1,615
      1,300     Cytyc Corp.* ......................       36,699
      1,000     Dade Behring Holdings,
                Inc. ..............................       40,890
        200     Datascope Corp. ...................        6,610
      1,250     DaVita, Inc.* .....................       63,300
        100     Dendreon Corp.* ...................          542
        400     Dendrite International, Inc.*......        5,764
        850     Dentsply International, Inc........       45,636
        256     Dexcom Inc.* ......................        3,820
        180     Diagnostic Products Corp. .........        8,739
        200     Digene Corp.* .....................        5,834
        100     Discovery Laboratories,
                Inc.* .............................          668
        300     Diversa Corp.* ....................        1,440
        400     Dov Pharmaceutical, Inc.* .........        5,872
        200     DUSA Pharmaceuticals,
                Inc.* .............................        2,154
        100     Dyax Corp.* .......................          527
        500     Eclipsys Corp.* ...................        9,465
        700     Edwards Lifesciences Corp.*........       29,127
     11,670     Eli Lilly & Co. ...................      660,405
        800     Encysive Pharmaceuticals,
                Inc.* .............................        6,312
        800     Endo Pharmaceuticals
                Holdings, Inc.* ...................       24,208
        200     EPIX Pharmaceuticals, Inc.*........          808
        100     Exactech, Inc.* ...................        1,144
        600     Exelixis, Inc.* ...................        5,652
      1,400     Express Scripts, Inc.* ............      117,320
        400     First Horizon Pharmaceutical
                Corp.* ............................        6,900

                       See Notes to Financial Statements.
                                       64

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      1,372     Fisher Scientific
                International, Inc.* ..............  $    84,872
        200     Five Star Quality Care, Inc.*......        1,574
      4,400     Forest Laboratories, Inc.* ........      178,992
        200     Foxhollow Technologies,
                Inc.* .............................        5,958
      5,100     Genentech, Inc.* ..................      471,750
        950     Gen-Probe, Inc.* ..................       46,350
      3,055     Genzyme Corp.* ....................      216,233
      1,000     Geron Corporation* ................        8,610
      4,650     Gilead Sciences, Inc.* ............      244,730
         50     Greatbatch, Inc.* .................        1,300
        200     GTx, Inc.* ........................        1,512
      3,870     Guidant Corp. .....................      250,582
        200     Hanger Orthopedic Group,
                Inc.* .............................        1,142
      5,600     HCA, Inc. .........................      282,800
      2,800     Health Management
                Associates, Inc., Class A .........       61,488
      1,400     Health Net, Inc.* .................       72,170
        600     HealthTronics, Inc.* ..............        4,590
      1,200     Henry Schein, Inc.* ...............       52,368
        700     Hillenbrand Industries, Inc........       34,587
        200     Hi-Tech Pharmacal Co.,
                Inc.* .............................        8,858
        200     Hollis-Eden Pharmaceuticals,
                Inc.* .............................          968
        800     Hologic, Inc.* ....................       30,336
      1,740     Hospira, Inc.* ....................       74,437
      1,500     Human Genome Sciences,
                Inc.* .............................       12,840
      2,000     Humana, Inc.* .....................      108,660
        500     Hythiam, Inc.* ....................        3,075
        750     ICOS Corp.* .......................       20,722
        200     Idenix Pharmaceuticals,
                Inc.* .............................        3,422
        750     Idexx Laboratories, Inc.* .........       53,985
        400     Illumina, Inc.* ...................        5,640
        950     ImClone Systems, Inc.* ............       32,528
        200     Immtech International, Inc.*.......        1,388

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        587     Immucor, Inc.* ....................  $    13,712
        300     Implant Sciences Corp.* ...........        1,047
      2,800     IMS Health, Inc. ..................       69,776
        600     Inamed Corp.* .....................       52,608
        600     Incyte Corp.* .....................        3,204
        400     Inspire Pharmaceuticals,
                Inc.* .............................        2,032
        200     Integra LifeSciences
                Holdings Corp.* ...................        7,092
        750     Intuitive Surgical, Inc.* .........       87,952
        400     Invacare Corp. ....................       12,596
        200     Inverness Medical
                Innovations, Inc.* ................        4,742
        800     Invitrogen Corp.* .................       53,312
        400     IRIS International, Inc.* .........        8,744
        300     Ista Pharmaceuticals, Inc.* .......        1,908
      2,650     IVAX Corp.* .......................       83,024
     35,060     Johnson & Johnson .................    2,107,106
        800     Keryx Biopharmaceuticalc,
                Inc.* .............................       11,712
        500     Kinetic Concepts, Inc.* ...........       19,880
      2,974     King Pharmaceuticals, Inc.*........       50,320
        450     KV Pharmaceutical Co.,
                Class A* ..........................        9,270
        800     Kyphon, Inc.* .....................       32,664
      1,600     Laboratory Corp. of America
                Holdings* .........................       86,160
         50     Laserscope* .......................        1,123
        200     LCA-Vision, Inc. ..................        9,502
        138     Lexicon Genetics, Inc.* ...........          504
        800     LHC Group, Inc.* ..................       13,944
        400     Lifecell Corp.* ...................        7,628
        200     Lifecore Biomedical, Inc.* ........        3,246
        565     LifePoint Hospitals, Inc.* ........       21,188
      1,300     Lincare Holdings, Inc.* ...........       54,483
        200     Luminex Corp.* ....................        2,324
        300     Mannatech, Inc. ...................        4,143
        200     MannKind Corp.* ...................        2,252
      1,200     Manor Care, Inc. ..................       47,724

                       See Notes to Financial Statements.
                                       65

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        400     Martek Biosciences Corp.* ........  $     9,844
        200     Matria Healthcare, Inc.* .........        7,752
        200     Matrixx Initiatives, Inc.* .......        4,190
        500     Maxygen, Inc.* ...................        3,755
      3,600     McKesson Corp. ...................      185,724
      1,300     Medarex, Inc.* ...................       18,005
        200     Medcath Corp.* ...................        3,710
      3,599     Medco Health Solutions,
                Inc.* ............................      200,824
        200     Medicines Co.* ...................        3,490
        600     Medicis Pharmaceutical
                Corp., Class A ...................       19,230
      3,055     MedImmune, Inc.* .................      106,986
     13,818     Medtronic, Inc. ..................      795,502
        700     Mentor Corp. .....................       32,256
     25,933     Merck & Co., Inc. ................      824,929
        200     Merge Technologies, Inc.* ........        5,008
        300     Meridian Bioscience, Inc. ........        6,042
        500     MGI Pharma, Inc.* ................        8,580
      1,000     Micrus Endovascular Corp.*........        8,700
      3,500     Millennium Pharmaceuticals,
                Inc.* ............................       33,950
        150     Millipore Corp.* .................        9,906
      2,500     Mylan Laboratories, Inc. .........       49,900
        200     Myogen, Inc.* ....................        6,032
        400     Myriad Genetics, Inc.* ...........        8,320
        500     Nabi Biopharmaceuticals* .........        1,690
        900     Nastech Pharmaceutical Co.,
                Inc.* ............................       13,248
        200     Natural Health Trends
                Corp.* ...........................        1,930
        200     Natures Sunshine Prods,
                Inc. .............................        3,616
        200     Natus Medical, Inc.* .............        3,228
        700     NBTY, Inc.* ......................       11,375
        500     NDCHealth Corp.* .................        9,615
      1,050     Nektar Therapeutics* .............       17,283
        200     NeoPharm, Inc. ...................        2,158

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        750     Neurocrine Biosciences,
                Inc.* ............................  $    47,048
        200     Nutraceutical International
                Corp.* ...........................        2,710
        200     NuVasive, Inc.* ..................        3,620
        800     NxStage Medical, Inc.* ...........        9,568
        300     Oakley, Inc. .....................        4,407
      1,200     Omnicare, Inc. ...................       68,664
        750     Onyx Pharmaceuticals, Inc.*.......       21,570
        600     Option Care, Inc. ................        8,016
        200     OSI Pharmaceuticals, Inc.* .......        5,608
        800     Owens & Minor, Inc. ..............       22,024
        200     Palomar Medical
                Technologies, Inc.* ..............        7,008
         50     Par Pharmaceutical Cos.,
                Inc.* ............................        1,567
         50     Parexel International Corp.*......        1,013
      1,600     Patterson Cos., Inc.* ............       53,440
      1,417     PerkinElmer, Inc. ................       33,385
      1,000     Perrigo Co. ......................       14,910
        200     Per-Se Technologies, Inc.* .......        4,672
     87,711     Pfizer, Inc. .....................    2,045,421
        500     Pharmaceutical Product
                Development, Inc. ................       30,975
        200     Pharmacyclics, Inc.* .............          710
        200     Pharmion Corp.* ..................        3,554
        100     PolyMedica Corp. .................        3,347
      1,300     Protein Design Labs, Inc.* .......       36,946
        600     PSS World Medical, Inc.* .........        8,904
        200     QMed, Inc.* ......................        1,934
      2,000     Quest Diagnostics, Inc. ..........      102,960
        440     Regeneron Pharmaceuticals,
                Inc.* ............................        7,018
        990     Renal Care Group, Inc.* ..........       46,837
        500     Renovis, Inc.* ...................        7,650
        200     Res-Care, Inc.* ..................        3,474
        600     Resmed, Inc.* ....................       22,986
        800     Respironics, Inc.* ...............       29,656
        400     Rigel Pharmaceuticals, Inc.*......        3,344

                       See Notes to Financial Statements.
                                       66

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        800     Salix Pharmaceuticals, Ltd.*.......  $    14,064
        100     Santarus, Inc.* ...................          548
     17,100     Schering-Plough Corp. .............      356,535
      1,300     Sepracor, Inc.* ...................       67,080
        750     SFBC International, Inc.* .........       12,008
        200     Sierra Health Services, Inc.*......       15,992
      4,400     St. Jude Medical, Inc.* ...........      220,880
        850     STERIS Corp. ......................       21,267
      3,320     Stryker Corp. .....................      147,508
         50     Sunrise Senior Living, Inc.* ......        1,686
        200     SurModics, Inc.* ..................        7,398
        800     Sybron Dental Specialties,
                Inc.* .............................       31,848
        200     Symbion, Inc.* ....................        4,600
        200     Symmetry Medical, Inc.* ...........        3,878
        700     Techne Corp.* .....................       39,305
        700     Telik, Inc.* ......................       11,893
      5,326     Tenet Healthcare Corp.* ...........       40,797
        200     Tercica, Inc.* ....................        1,434
        800     Theravance, Inc.* .................       18,016
      1,465     Thermo Electron Corp.* ............       44,140
        250     Third Wave Technologies,
                Inc.* .............................          745
        750     Thoratec Corp.* ...................       15,518
        805     Triad Hospitals, Inc.* ............       31,580
        400     Trimeris, Inc.* ...................        4,596
        200     TriPath Imaging, Inc.* ............        1,208
        800     United Surgical Partners
                International, Inc.* ..............       25,720
        200     United Therapeutics Corp.*.........       13,824
     16,362     UnitedHealth Group, Inc. ..........    1,016,735
        900     Universal Health Services,
                Inc., Class B .....................       42,066
      1,100     Valeant Pharmaceuticals
                International .....................       19,888
      1,700     Varian Medical Systems,
                Inc.* .............................       85,578
        700     Varian, Inc.* .....................       27,853
        800     VCA Antech, Inc.* .................       22,560

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        750     Ventana Medical Systems,
                Inc.* .............................  $    31,762
      1,450     Vertex Pharmaceuticals,
                Inc.* .............................       40,122
        400     ViaCell, Inc.* ....................        2,248
         50     Viasys Healthcare, Inc.* ..........        1,285
         50     Viropharma, Inc.* .................          928
        200     VistaCare, Inc., Class A* .........        2,500
        200     Vital Signs, Inc. .................        8,564
      1,650     Waters Corp.* .....................       62,370
      1,450     Watson Pharmaceuticals,
                Inc.* .............................       47,140
      7,291     WellPoint, Inc.* ..................      581,749
     15,350     Wyeth .............................      707,174
      2,900     Zimmer Holdings, Inc.* ............      195,576
        200     Zoll Medical Corp.* ...............        5,038

                                                     -----------
                                                      21,743,943
                                                     -----------
Industrials - 11.3%
      8,600     3M Co. ............................      666,500
        200     AAR Corp.* ........................        4,790
        400     ABM Industries, Inc. ..............        7,820
        500     Abx Air, Inc.* ....................        3,915
        270     Actuant Corp., Class A ............       15,066
        450     Acuity Brands, Inc. ...............       14,310
      1,100     Adesa, Inc. .......................       26,862
        600     Advance America Cash
                Advance Centers, Inc. .............        7,440
        950     AGCO Corp.* .......................       15,742
      1,800     Airtran Holdings, Inc.* ...........       28,854
        950     Alderwoods Group, Inc.* ...........       15,076
      1,350     Alexander & Baldwin, Inc. .........       73,224
         50     Alliant Techsystems, Inc.* ........        3,808
      1,900     Allied Waste Industries,
                Inc.* .............................       16,606
        850     American Axle &
                Manufacturing Holdings,
                Inc. ..............................       15,580
      2,200     American Power Conversion
                Corp. .............................       48,400

                       See Notes to Financial Statements.
                                       67

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
      2,400     American Standard Cos.,
                Inc. .............................. $    95,880
        900     Ametek, Inc. ......................      38,286
        150     AMN Healthcare Services,
                Inc.* .............................       2,967
      2,650     AMR Corp.* ........................      58,910
        200     Angelica Corp. ....................       3,308
        200     Applied Films Corp.* ..............       4,154
        400     Applied Signal Technology,
                Inc. ..............................       9,080
      1,200     Aramark Corp., Class B ............      33,336
        600     Armor Holdings, Inc.* .............      25,590
        800     Artesyn Technologies, Inc.*........       8,240
        400     Astec Industries, Inc.* ...........      13,064
      1,400     Avery Dennison Corp. ..............      77,378
        200     Aviall, Inc.* .....................       5,760
        200     Baker (Michael) Corp.* ............       5,110
        200     Baldor Electric Co. ...............       5,130
        300     Barnes Group, Inc. ................       9,900
        300     Barrett Business Services,
                Inc.* .............................       7,497
      1,500     BE Aerospace, Inc.* ...............      33,000
        200     Beacon Roofing Supply,
                Inc.* .............................       5,746
      1,600     BearingPoint, Inc.* ...............      12,576
        400     Blount International, Inc.* .......       6,372
        200     BlueLinx Holdings, Inc. ...........       2,250
      8,200     Boeing Co. ........................     575,968
        300     Bowne & Co., Inc. .................       4,452
      1,200     Brady Corp., Class A ..............      43,416
        600     Briggs & Stratton Corp. ...........      23,274
      1,000     Bright Horizons Family
                Solutions, Inc.* ..................      37,050
        250     Brink's Company ...................      11,978
        150     Builders Firstsource Inc.* ........       3,206
      4,590     Burlington Northern Santa
                Fe Corp. ..........................     325,064
        400     C&D Technologies, Inc. ............       3,048
      1,500     Career Education Corp.* ...........      50,580

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        300     Carlisle Cos., Inc. ............... $    20,745
        200     Casella Waste Systems, Inc.,
                Class A* ..........................       2,558
      7,600     Caterpillar, Inc. .................     439,052
        400     CDI Corp. .........................      10,960
        400     Celadon Group, Inc.* ..............      11,520
     11,827     Cendant Corp. .....................     204,016
        850     Central European
                Distribution Corp.* ...............      34,119
        300     Central Parking Corp. .............       4,116
        750     Cenveo, Inc.* .....................       9,870
      2,200     CH Robinson Worldwide,
                Inc. ..............................      81,466
        100     Cherokee International
                Corp.* ............................         461
      1,086     ChoicePoint, Inc.* ................      48,338
      1,582     Cintas Corp. ......................      65,147
        400     Clarcor, Inc. .....................      11,884
        400     Clark, Inc. .......................       5,300
        400     Clean Harbors, Inc.* ..............      11,524
        500     CNF, Inc. .........................      27,945
        200     Collectors Universe* ..............       3,224
        400     Columbus McKinnon Corp.*...........       8,792
        200     Competitive Technologies,
                Inc.* .............................         782
        200     Compx International, Inc. .........       3,204
        200     Consolidated Graphics, Inc*........       9,468
        700     Continental Airlines, Inc.,
                Class B* ..........................      14,910
      1,300     Cooper Industries, Ltd., Class
                A .................................      94,900
        300     Core Modeling
                Technologies* .....................       2,295
        200     Cornell Cos, Inc.* ................       2,764
        400     Corporate Executive Board
                Co. ...............................      35,880
        448     Corrections Corp. of
                America* ..........................      20,147
        200     Corvel Corp.* .....................       3,798

                       See Notes to Financial Statements.
                                       68

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        200     Covenant Transport, Inc.,
                Class A* ........................... $     2,796
        600     Crane Co. ..........................      21,162
      2,600     CSX Corp. ..........................     132,002
        400     Cummins, Inc. ......................      35,892
        150     Curtiss-Wright Corp. ...............       8,190
      3,018     Danaher Corp. ......................     168,344
      3,100     Deere & Co. ........................     211,141
        100     Delta Air Lines, Inc.* .............          75
        200     Deluxe Corp ........................       6,028
        900     DiamondCluster
                International, Inc.* ...............       7,146
        200     Dixie Group, Inc.* .................       2,756
      1,200     Dollar Financial Corp.* ............      14,400
        300     Dorchester Minerals LP .............       7,641
        800     Double Hull Tankers, Inc.* .........      10,536
      2,650     Dover Corp. ........................     107,298
        200     DRS Technologies, Inc. .............      10,284
        950     Dun & Bradstreet Corp.* ............      63,612
        450     Dycom Industries, Inc.* ............       9,900
        200     Eagle Bulk Shipping ................       3,184
      1,900     Eaton Corp. ........................     127,471
        200     Educate, Inc.* .....................       2,360
        600     Education Management
                Corp.* .............................      20,106
        100     EGL, Inc.* .........................       3,757
        200     ElkCorp. ...........................       6,732
      4,550     Emerson Electric Co. ...............     339,885
      1,000     Empire Resources, Inc. .............      10,890
        350     Encore Wire Corp.* ................        7,966
        750     Energy Conversion Devices,
                Inc.* ..............................      30,562
        500     EnerSys* ...........................       6,520
        300     Engineered Support Systems,
                Inc. ...............................      12,492
      1,750     Equifax, Inc. ......................      66,535
        950     Escala Group Inc* ..................      19,266
        200     Euronet Worldwide, Inc.* ...........       5,560

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      1,200     Expeditors International
                Washington, Inc. ................... $    81,012
        200     Exponent, Inc.* ....................       5,676
        200     ExpressJet Holdings, Inc.* .........       1,618
      1,400     Fastenal Co. .......................      54,866
        500     Federal Signal Corp. ...............       7,505
      3,432     FedEx Corp. ........................     354,834
      1,400     Flowserve Corp.* ...................      55,384
      1,100     Fluor Corp. ........................      84,986
        200     Forrester Research, Inc.* ..........       3,750
        750     Forward Air Corp. ..................      27,488
        600     Forward Industries, Inc.* ..........       5,340
        200     Foster Wheeler
                Corporation* .......................       7,356
        700     Frontier Airlines, Inc.* ...........       6,468
      1,200     Frozen Food Express
                Industries* ........................      13,236
        400     FTI Consulting, Inc.* ..............      10,976
        800     G&K Services, Inc., Class A ........      31,400
        200     GATX Corp. .........................       7,216
        300     Gehl Co.* ..........................       7,875
        800     Genco Shipping & Trading,
                Ltd. ...............................      13,952
        500     GenCorp., Inc.* ....................       8,875
        500     General Cable Corp.* ...............       9,850
      2,020     General Dynamics Corp. .............     230,381
    124,446     General Electric Co. ...............   4,361,832
         50     General Maritime Corp. .............       1,852
        200     GenTek, Inc.* ......................       3,576
        300     Global Power Equipment
                Group, Inc.* .......................       1,356
      1,400     Goodrich Corp. .....................      57,540
        987     Graco, Inc. ........................      36,006
        400     GrafTech International, Ltd.*.......       2,488
        750     Granite Construction, Inc. .........      26,932
        200     Greenbrier Cos., Inc. ..............       5,680
        520     Griffon Corp.* .....................      12,381
        200     Gulfmark Offshore, Inc.* ...........       5,924
      3,160     H&R Block, Inc. ....................      77,578

                       See Notes to Financial Statements.
                                       69

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        300     Handleman Co. ....................  $     3,726
      1,150     Harland (John H) Co. .............       43,240
        400     Harsco Corp. .....................       27,004
        200     Hawaiian Holdings, Inc.* .........          798
        450     Healthcare Services Group ........        9,320
        550     Heartland Express, Inc. ..........       11,160
        142     Heico Corp., Class A .............        2,914
        200     Heidrick & Struggles
                International, Inc.* .............        6,410
        200     Herley Industries, Inc.* .........        3,302
        900     Herman Miller, Inc. ..............       25,371
        750     Hexcel Corp.* ....................       13,538
        600     HNI Corp. ........................       32,958
      9,475     Honeywell International,
                Inc. .............................      352,944
        750     Horizon Lines, Inc. ..............        9,098
         50     HUB Group, Inc., Class A* ........        1,768
      1,400     Hubbell, Inc., Class B ...........       63,168
        200     Hudson Highland Group,
                Inc.* ............................        3,472
        800     Hughes Supply, Inc. ..............       28,680
      1,600     Hunt (JB) Transport Services,
                Inc. .............................       36,224
        400     Hurco Cos., Inc.* ................       12,328
        200     Huron Consulting Group,
                Inc.* ............................        4,798
      1,350     IDEX Corp. .......................       55,498
      1,000     IKON Office Solutions, Inc........       10,410
      3,133     Illinois Tool Works, Inc. ........      275,673
        950     Imperial Industries, Inc.* .......       12,293
        400     Infrasource Services, Inc.* ......        5,232
      4,250     Ingersoll-Rand Co., Ltd.,
                Class A ..........................      171,572
      1,500     Ingram Micro, Inc., Class A*......       29,895
        300     Innovative Solutions &
                Support, Inc.* ...................        3,834
        750     Insituform Technologies,
                Inc., Class A* ...................       14,528
        250     Interactive Data Corp.* ..........        5,678
        600     Interline Brands, Inc.* ..........       13,650

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        200     Intersections, Inc.* .............  $     1,868
        800     iRobot Corp.* ....................       26,664
      1,550     Iron Mountain, Inc.* .............       65,441
      1,300     ITT Industries, Inc. .............      133,666
        600     Jacobs Engineering Group,
                Inc.* ............................       40,722
      1,100     Jacuzzi Brands, Inc.* ............        9,240
      1,875     JetBlue Airways Corp.* ...........       28,838
        500     JLG Industries, Inc. .............       22,830
      1,000     Jorgensen (Earle M.) Co.* ........        9,230
      1,425     Joy Global, Inc. .................       57,000
        373     Kansas City Southern* ............        9,112
        400     Kelly Services, Inc., Class A.....       10,488
        200     Kendle International, Inc.* ......        5,148
        300     Kennametal, Inc. .................       15,312
        487     Knight Transportation, Inc. ......       10,096
        750     Knoll, Inc. ......................       12,832
        400     Korn/Ferry International* ........        7,476
     14,300     Kreisler Manufacturing
                Corp.* ...........................      100,100
      1,300     L-3 Communications
                Holdings, Inc. ...................       96,655
      1,250     Labor Ready, Inc.* ...............       26,025
        900     Laidlaw International, Inc. ......       20,907
        600     Landstar System, Inc. ............       25,044
        200     Learning Tree International,
                Inc.* ............................        2,566
        300     LECG Corp.* ......................        5,214
        550     Lennox International, Inc. .......       15,510
        750     Lifetime Brands, Inc. ............       15,502
         50     Lincoln Electric Holdings,
                Inc. .............................        1,983
        400     Lindsay Manufacturing Co. ........        7,692
        800     LMI Aerospace, Inc.* .............       11,344
      4,300     Lockheed Martin Corp. ............      273,609
        200     LSI Industries, Inc. .............        3,132
        200     Lydall, Inc.* ....................        1,630
        300     Magnetek, Inc.* ..................          975
        250     Manitowoc Co. ....................       12,555

                       See Notes to Financial Statements.
                                       70

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      1,303     Manpower, Inc. ....................  $    60,590
        300     Marten Transport, Ltd.* ...........        5,466
      5,300     Masco Corp. .......................      160,007
        250     Matthews International
                Corp., Class A ....................        9,102
        750     McDermott International,
                Inc.* .............................       33,458
        200     McGrath Rentcorp ..................        5,560
        400     Medis Technologies, Ltd.* .........        5,884
      1,350     Meridian Gold, Inc.* ..............       29,524
        200     Mesa Air Group, Inc.* .............        2,092
        800     Middleby Corp.* ...................       69,200
         50     Mobile Mini, Inc.* ................        2,370
         50     Moog, Inc., Class A* ..............        1,419
         50     Morningstar, Inc.* ................        1,732
      1,500     Mosaic Co. (The)* .................       21,945
        430     Myers Industries, Inc. ............        6,269
      1,550     Nalco Holding Co.* ................       27,450
      1,000     Nanophase Technologies
                Corp.* ............................        5,650
      1,450     Navigant Consulting, Inc.* ........       31,871
        350     Navistar International Corp.*......       10,017
        515     NCO Group, Inc.* ..................        8,714
      4,900     Norfolk Southern Corp. ............      219,667
      3,500     Northrop Grumman Corp. ............      210,385
        100     Northwest Airlines Corp.* .........           54
        337     Old Dominion Freight Line*.........        9,092
      1,800     OMI Corp. .........................       32,670
      1,200     Orbital Sciences Corp.* ...........       15,408
        600     Oshkosh Truck Corp. ...............       26,754
      2,025     Paccar, Inc. ......................      140,191
        250     Pacer International, Inc. .........        6,515
      1,600     Pall Corp. ........................       42,976
      1,729     Parker Hannifin Corp. .............      114,045
        400     Park-Ohio Holdings Corp.* .........        5,640
        400     PDI, Inc.* ........................        5,400
      1,300     Pentair, Inc. .....................       44,876
      1,000     PeopleSupport, Inc.* ..............        8,490

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        600     Perini Corp.* .....................  $    14,490
        523     PHH Corp.* ........................       14,654
        500     Pinnacle Airlines Corp.* ..........        3,335
      2,800     Pitney Bowes, Inc. ................      118,300
         50     Portfolio Recovery
                Associates, Inc.* .................        2,322
        300     Power-One, Inc.* ..................        1,806
        200     PRA International* ................        5,630
      1,400     Precision Castparts Corp. .........       72,534
         94     Proliance International,
                Inc.* .............................          497
        400     QC Holdings, Inc.* ................        4,612
        200     Quality Distribution, Inc.* .......        1,594
        850     Quanta Services, Inc.* ............       11,194
        100     Quipp, Inc.* ......................        1,018
      2,500     R.R. Donnelley & Sons Co. .........       85,525
        400     RailAmerica, Inc.* ................        4,396
        800     Raven Industries, Inc. ............       23,080
      5,400     Raytheon Co. ......................      216,810
      1,000     Republic Airways Holdings,
                Inc.* .............................       15,200
      1,000     Republic Services, Inc. ...........       37,550
        200     Resources Connection, Inc.*........        5,212
        200     Robbins & Myers, Inc. .............        4,070
      2,300     Robert Half International,
                Inc. ..............................       87,147
      1,500     Rockwell Automation, Inc. .........       88,740
      1,900     Rockwell Collins, Inc. ............       88,293
      1,000     Rollin, Inc. ......................       19,710
      1,000     Roper Industries Inc ..............       39,510
        800     Ryder System, Inc. ................       32,816
        500     Sauer-Danfoss, Inc. ...............        9,405
        300     SCS Transportation, Inc.* .........        6,375
        200     Senomyx, Inc.* ....................        2,424
        200     Sequa Corp., Class A* .............       13,810
      3,200     Service Corp. International .......       26,176
      3,200     ServiceMaster Co. .................       38,240
        700     Shaw Group, Inc. (The)* ...........       20,363

                       See Notes to Financial Statements.
                                       71

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                    Value
---------------                                          ----------------
Industrials (continued)
        800     Ship Finance International,
                Ltd. ..................................  $    13,520
         50     Simpson Manufacturing Co.,
                Inc. ..................................        1,818
        400     SIRVA, Inc.* ..........................        3,200
        850     SkyWest, Inc. .........................       22,831
      1,000     Source Interlink Cos., Inc.* ..........       11,120
        400     Sourcecorp* ...........................        9,592
      7,743     Southwest Airlines Co. ................      127,217
        500     Spherion Corp.* .......................        5,005
        934     SPX Corp. .............................       42,749
        200     Standard Register Co. .................        3,162
        500     Steelcase, Inc., Class A ..............        7,915
        500     Stericycle, Inc.* .....................       29,440
        400     Stewart & Stevenson
                Services, Inc. ........................        8,452
        700     Stewart Enterprises, Inc.,
                Class A ...............................        3,787
        200     Swift Transportation Co.,
                Inc.* .................................        4,060
        750     TAL International Group,
                Inc.* .................................       15,488
        200     Tecumseh Products Co.,
                Class A ...............................        4,582
        800     Teekay Shipping Corp. .................       31,920
         50     Teleflex Inc ..........................        3,249
        800     TeleTech Holdings, Inc.* ..............        9,640
         50     Tenneco Automotive, Inc.* .............          980
        600     Terex Corp.* ..........................       35,640
        493     Tetra Tech, Inc.* .....................        7,725
      1,400     Textron, Inc. .........................      107,772
        250     Thomas & Betts Corp.* .................       10,490
        800     Timken Co. ............................       25,616
        200     TNS, Inc.* ............................        3,836
        200     Toro Co. ..............................        8,754
        200     TRC Cos., Inc.* .......................        2,190
        500     Tredegar Corp. ........................        6,445
        800     Trinity Industries, Inc. ..............       35,256
        200     Triumph Group, Inc.* ..................        7,322

     Shares                                                    Value
---------------                                          ----------------
Industrials (continued)
      1,600     TRM Corp.* ............................  $    11,920
     23,900     Tyco International, Ltd. ..............      689,754
      2,140     Ultra Petroleum Corp.* ................      119,412
        500     Ultralife Batteries, Inc.* ............        6,000
      3,200     Union Pacific Corp. ...................      257,632
        200     United Industrial Corp. ...............        8,274
      6,400     United Parcel Service, Inc.,
                Class B ...............................      480,960
        800     United Rentals, Inc.* .................       18,712
        300     United Stationers, Inc.* ..............       14,550
     11,294     United Technologies Corp. .............      631,448
        200     Universal Display Corp.* ..............        2,102
         50     Universal Technical Institute,
                Inc.* .................................        1,547
        200     Universal Truckload
                Services, Inc.* .......................        4,600
        200     UNOVA, Inc. ...........................        6,760
        800     URS Corp.* ............................       30,088
         41     US Airways Group, Inc.* ...............        1,523
        400     US Xpress Enterprises, Inc.,
                Class A* ..............................        6,952
        400     USA Truck, Inc.* ......................       11,652
        200     Valmont Industries, Inc. ..............        6,692
        200     Viad Corp. ............................        5,866
        400     Vicor Corp. ...........................        6,324
        200     Volt Information Sciences,
                Inc.* .................................        3,804
        250     Wabash National Corp. .................        4,762
      1,300     Wabtec Corp. ..........................       34,970
        750     Waste Connections, Inc.* ..............       25,845
      6,950     Waste Management, Inc. ................      210,932
        550     Werner Enterprises, Inc. ..............       10,835
        800     WESCO International, Inc.* ............       34,184
         50     William Lyon Homes, Inc.* .............        5,045
        400     World Air Holdings, Inc.* .............        3,848
      1,200     Wright Express Corp.* .................       26,400
      1,200     WW Grainger, Inc. .....................       85,320

                       See Notes to Financial Statements.
                                       72

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        950     YRC Wolrdwide, Inc.* .............  $     42,380

                                                    ------------
                                                      19,096,503
                                                    ------------
Information Technology - 15.6%
        200     @Road, Inc.* .....................         1,046
        700     3Com Corp.* ......................         2,520
        200     3D Systems Corp.* ................         3,600
      5,400     Accenture, Ltd., Class A .........       155,898
        200     Actel Corp.* .....................         2,546
      2,844     Activision, Inc.* ................        39,077
      1,100     Acxiom Corp. .....................        25,300
        100     Adaptec, Inc.* ...................           582
      1,531     ADC Telecommunications,
                Inc.* ............................        34,203
        200     ADE Corp.* .......................         4,812
      6,759     Adobe Systems, Inc. ..............       249,813
        350     Adtran, Inc. .....................        10,409
      1,000     Advanced Analogic
                Technologies, Inc.* ..............        13,850
        900     Advanced Digital
                Information Corp.* ...............         8,811
        400     Advanced Energy Industries,
                Inc.* ............................         4,732
      4,200     Advanced Micro Devices,
                Inc.* ............................       128,520
        800     Advent Software, Inc.* ...........        23,128
        350     Aeroflex, Inc.* ..................         3,762
      1,400     Affiliated Computer Services,
                Inc., Class A* ...................        82,852
      2,140     Agere Systems, Inc.* .............        27,606
        300     Agile Software Corp.* ............         1,794
      5,446     Agilent Technologies, Inc.* ......       181,297
        700     Agilysys, Inc. ...................        12,754
      1,459     Akamai Technologies, Inc.*........        29,078
        450     Alliance Data Systems
                Corp.* ...........................        16,020
        600     Allscripts Healthcare
                Solutions, Inc.* .................         8,040
      4,400     Altera Corp.* ....................        81,532
        200     Altiris, Inc.* ...................         3,378

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        200     American Reprographics
                Co.* .............................  $      5,082
        200     American Science &
                Engineering, Inc.* ...............        12,474
      1,000     AMIS Holdings, Inc.* .............        10,650
      1,300     Amkor Technology, Inc.* ..........         7,280
      1,800     Amphenol Corp., Class A ..........        79,668
      4,500     Analog Devices, Inc. .............       161,415
      2,650     Andrew Corp.* ....................        28,434
        350     Anixter International, Inc. ......        13,692
        200     Ansoft Corp.* ....................         6,810
        400     Answers Corp.* ...................         4,587
      1,150     Anteon International Corp.*.......        62,502
      9,800     Apple Computer, Inc.* ............       704,522
     19,558     Applied Materials, Inc. ..........       350,871
        200     Aptimus, Inc.* ...................         1,582
      1,750     aQuantive, Inc.* .................        44,170
      1,000     Arbinet-thexchange, Inc.* ........         7,010
        941     Ariba, Inc.* .....................         6,916
      1,750     Arrow Electronics, Inc.* .........        56,052
        200     Aspen Technology, Inc.* ..........         1,570
        700     Atheros Communications,
                Inc.* ............................         9,100
      1,800     Atmel Corp.* .....................         5,562
        800     ATMI, Inc.* ......................        22,376
        700     August Technology Corp.* .........         7,693
      2,800     Autodesk, Inc. ...................       120,260
      7,200     Automatic Data Processing,
                Inc. .............................       330,408
      4,890     Avaya, Inc.* .....................        52,176
        693     Avid Technology, Inc.* ...........        37,949
      1,400     Avnet, Inc.* .....................        33,516
      1,450     Avocent Corp.* ...................        39,425
        750     AVX Corp. ........................        10,860
        489     Axcelis Technologies, Inc.* ......         2,333
        200     Axsys Technologies, Inc.* ........         3,590
      4,750     BEA Systems, Inc.* ...............        44,650
        200     Bel Fuse, Inc., Class B ..........         6,360
        550     Belden CDT, Inc. .................        13,436

                       See Notes to Financial Statements.
                                       73

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        400     Bell Microproducts, Inc.* .......  $     3,060
        800     Benchmark Electronics,
                Inc.* ...........................       26,904
      2,650     BISYS Group, Inc. (The)* ........       37,126
        950     Blackbaud, Inc. .................       16,226
        400     Blackboard, Inc.* ...............       11,592
        200     Blue Coat Systems, Inc.* ........        9,144
        200     Blue Nile, Inc.* ................        8,062
      2,417     BMC Software, Inc.* .............       49,524
        500     Borland Software Corp.* .........        3,265
        200     Bottomline Technologies,
                Inc.* ...........................        2,204
      3,110     Broadcom Corp., Class A* ........      146,636
        300     Brocade Communications
                Systems, Inc.* ..................        1,221
      1,906     Brooks Automation, Inc.* ........       23,882
        800     BTU International, Inc.* ........       10,088
      2,827     Cadence Design Systems,
                Inc.* ...........................       47,833
      1,000     Cascade Microtech, Inc.* ........       12,600
        200     Catapult Communications
                Corp.* ..........................        2,958
        680     CDW Corp. .......................       39,148
      1,800     Ceridian Corp.* .................       44,730
      1,050     Certegy, Inc. ...................       42,588
        700     Checkfree Corp.* ................       32,130
        750     Checkpoint Systems, Inc.* .......       18,487
        200     Ciber, Inc.* ....................        1,320
      2,581     Ciena Corp.* ....................        7,666
        800     Cirrus Logic, Inc.* .............        5,344
     76,873     Cisco Systems, Inc.* ............    1,316,066
      2,000     Citrix Systems, Inc.* ...........       57,560
        200     Click Commerce, Inc.* ...........        4,204
      2,137     CNET Networks, Inc.* ............       31,393
      1,600     Cogent, Inc.* ...................       36,288
        850     Cognex Corporation ..............       25,576
      1,600     Cognizant Technology
                Solutions Corp., Class A* .......       80,560
        800     Cohu, Inc. ......................       18,296

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        550     CommScope, Inc.* ................  $    11,071
      5,572     Computer Associates
                International, Inc.* ............      157,075
        200     Computer Programs &
                Systems, Inc. ...................        8,286
      2,280     Computer Sciences Corp.* ........      115,459
      4,150     Compuware Corp.* ................       37,225
      2,231     Comverse Technology, Inc.*.......       59,322
        500     Concur Technologies, Inc.* ......        6,445
        800     Convera Corp.* ..................        7,920
      1,500     Convergys Corp.* ................       23,775
     16,919     Corning, Inc.* ..................      332,628
        500     Covansys Corp.* .................        6,805
        750     Credence Systems Corp.* .........        5,220
        900     Cree, Inc.* .....................       22,716
        500     Crown Media Holdings, Inc.,
                Class A* ........................        4,585
      1,450     CSG Systems International,
                Inc.* ...........................       32,364
        200     CTS Corp. .......................        2,212
        800     Cymer, Inc.* ....................       28,408
      1,600     Cypress Semiconductor
                Corp.* ..........................       22,800
        200     Daktronics, Inc. ................        5,914
        300     DataTRAK International,
                Inc.* ...........................        2,997
     25,600     Dell, Inc.* .....................      767,744
      1,550     DeVry, Inc.* ....................       31,000
        850     Diebold, Inc. ...................       32,300
        200     DIGI International, Inc.* .......        2,098
        200     Digital Insight Corp.* ..........        6,404
         50     Digital River, Inc.* ............        1,487
      2,350     Digitas, Inc.* ..................       29,422
        300     Diodes, Inc.* ...................        9,315
      3,200     Discovery Holding Co., Class
                A* ..............................       48,480
        750     Dolby Laboratories, Inc.,
                Class A* ........................       12,787
        700     DST Systems, Inc.* ..............       41,937
      2,921     Earthlink, Inc.* ................       32,452

                       See Notes to Financial Statements.
                                       74

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        300     Echelon Corp.* ..................  $     2,349
        400     eCollege.com, Inc.* .............        7,212
         41     eCost.com, Inc.* ................           48
        380     eFunds Corp.* ...................        8,907
        200     Electro Scientific Industries,
                Inc.* ...........................        4,830
      3,500     Electronic Arts, Inc.* ..........      183,085
      5,800     Electronic Data Systems
                Corp. ...........................      139,432
        550     Electronics for Imaging* ........       14,635
        200     Embarcadero Technologies,
                Inc.* ...........................        1,456
     28,429     EMC Corp.* ......................      387,203
      3,945     Emdeon Corp.* ...................       33,375
      1,850     Emulex Corp.* ...................       36,611
      1,586     Entegris, Inc.* .................       14,940
        500     Epicor Software Corp.* ..........        7,065
        200     EPIQ Systems, Inc.* .............        3,708
        500     eResearch Technology, Inc.*......        7,550
        500     Exar Corp.* .....................        6,260
        200     Excel Technology, Inc.* .........        4,756
         50     F5 Networks, Inc.* ..............        2,859
         50     Factset Research Systems,
                Inc. ............................        2,058
      1,044     Fair Isaac Corp. ................       46,113
      1,500     Fairchild Semiconductor
                International, Inc.* ............       25,365
        100     FalconStor Software, Inc.* ......          739
        200     Fargo Electronics, Inc.* ........        3,850
        200     FARO Technologies, Inc.* ........        4,000
        400     FEI Co.* ........................        7,668
        850     Filenet Corp.* ..................       21,972
      9,379     First Data Corp. ................      403,391
      2,428     Fiserv, Inc.* ...................      105,060
        750     Flir Systems, Inc.* .............       16,747
         50     Formfactor, Inc.* ...............        1,222
      4,851     Freescale Semiconductor,
                Inc., Class B* ..................      122,100
        800     Garmin, Ltd. ....................       53,080

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        500     Gartner, Inc.* ..................  $     6,450
        900     Gateway, Inc.* ..................        2,259
        400     Global Crossing, Ltd.* ..........        6,412
        300     Global E-Point, Inc.* ...........          960
        650     Global Payments, Inc. ...........       30,296
      2,100     Google, Inc., Class A* ..........      871,206
        200     GSI Commerce, Inc.* .............        3,018
        200     Harmonic, Inc.* .................          970
      1,200     Harris Corp. ....................       51,612
     34,077     Hewlett-Packard Co. .............      975,625
        150     Hittite Microwave Corp.* ........        3,471
        200     Hutchinson Technology,
                Inc.* ...........................        5,690
      1,050     Hyperion Solutions Corp.* .......       37,611
        400     ID Systems, Inc.* ...............        9,540
        200     Identix, Inc.* ..................        1,002
        750     Ikanos Communications,
                Inc.* ...........................       11,055
        750     Informatica Corp.* ..............        9,000
         50     Infospace, Inc.* ................        1,291
        500     infoUSA, Inc.* ..................        5,465
        800     InPhonic, Inc.* .................        6,952
      3,710     Integrated Device
                Technology, Inc.* ...............       48,898
     72,016     Intel Corp. .....................    1,797,519
        493     Interchange Corp.* ..............        2,726
     19,070     International Business
                Machines Corp. ..................    1,567,554
        200     International DisplayWorks,
                Inc.* ...........................        1,188
        800     International Rectifier
                Corp.* ..........................       25,520
        350     Internet Security Systems,
                Inc.* ...........................        7,332
      1,800     Intersil Corp., Class A .........       44,784
        500     Inter-Tel, Inc. .................        9,785
        200     InterVoice, Inc.* ...............        1,592
        200     Interwoven, Inc.* ...............        1,694
        400     Intrado, Inc.* ..................        9,208

                       See Notes to Financial Statements.
                                       75

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,550     Intuit, Inc.* ....................  $    82,615
        400     Ionatron, Inc.* ..................        4,044
        200     iPayment, Inc.* ..................        8,304
        200     iVillage, Inc.* ..................        1,604
        400     IXYS Corp.* ......................        4,676
      1,000     j2 Global Communications,
                Inc.* ............................       42,740
      2,250     Jabil Circuit, Inc.* .............       83,452
        600     Jack Henry & Associates,
                Inc. .............................       11,448
      9,230     JDS Uniphase Corp.* ..............       21,783
        600     Jupitermedia Corp.* ..............        8,868
        200     Kanbay International, Inc* .......        3,178
        400     Keane, Inc.* .....................        4,404
        200     Keithley Instruments, Inc. .......        2,796
      1,000     Kemet Corp.* .....................        7,070
        200     Keynote Systems, Inc.* ...........        2,570
      2,300     KLa-Tencor Corp. .................      113,459
         50     Komag, Inc.* .....................        1,733
        700     Kulicke & Soffa Industries,
                Inc.* ............................        6,188
        800     LaBarge, Inc.* ...................       11,496
      1,600     Lam Research Corp.* ..............       57,088
      1,000     LaserCard Corp.* .................       14,990
        100     Lattice Semiconductor
                Corp.* ...........................          432
        200     Lawson Software, Inc.* ...........        1,470
      1,000     Leadis Technolgies Inc.* .........        5,150
        200     LeCroy Corp.* ....................        3,058
        900     Lexar Media, Inc.* ...............        7,389
      1,800     Lexmark International, Inc.,
                Class A* .........................       80,694
      3,800     Linear Technology Corp. ..........      137,066
        200     Littelfuse, Inc.* ................        5,450
        200     LoJack Corp.* ....................        4,826
        200     Lowrance Electronics, Inc. .......        5,242
      4,290     LSI Logic Corp.* .................       34,320
        100     LTX Corp.* .......................          450
     39,686     Lucent Technologies, Inc.* .......      105,565

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        500     Macrovision Corp.* ...............  $     8,365
        500     Magma Design Automation,
                Inc.* ............................        4,205
        200     Majesco Entertainment Co.*........          234
        400     Manhattan Associates, Inc.*.......        8,192
        300     Mantech International Corp.,
                Class A* .........................        8,358
      2,600     Marvell Technology Group,
                Ltd.* ............................      145,834
        200     Mattson Technology, Inc.* ........        2,012
      3,890     Maxim Integrated Products,
                Inc. .............................      140,974
        850     MAXIMUS, Inc. ....................       31,186
        780     Maxtor Corp.* ....................        5,413
      1,900     McAfee, Inc.* ....................       51,547
        447     McData Corp., Class A* ...........        1,699
        200     Measurement Specialties,
                Inc.* ............................        4,870
      1,750     MEMC Electronic Materials,
                Inc.* ............................       38,798
      1,000     Mentor Graphics Corp.* ...........       10,340
        200     Mercury Computer Systems,
                Inc.* ............................        4,126
      1,100     Mercury Interactive Corp.* .......       30,569
        200     Methode Electronics, Inc. ........        1,994
        900     Micrel, Inc.* ....................       10,440
      2,512     Microchip Technology, Inc.........       80,761
      1,000     Micromuse, Inc.* .................        9,890
      6,650     Micron Technology, Inc.* .........       88,512
        800     Micros Systems, Inc.* ............       38,656
        650     Microsemi Corp.* .................       17,979
    112,590     Microsoft Corp. ..................    2,944,228
        500     Midway Games, Inc.* ..............        9,485
        800     MIPS Technologies, Inc.* .........        4,544
        500     MKS Instruments, Inc.* ...........        8,945
        200     Mobility Electronics, Inc.* ......        1,932
        200     Moldflow Corp.* ..................        2,788
      1,625     Molex, Inc. ......................       42,169
        800     Monolithic Power Systems,
                Inc.* ............................       11,992

                       See Notes to Financial Statements.
                                       76

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        200     Monolithic System
                Technology, Inc.* ................  $     1,100
      1,300     Monster Worldwide, Inc.* .........       53,066
        200     Motive, Inc.* ....................          618
     28,741     Motorola, Inc. ...................      649,259
        900     MPS Group, Inc.* .................       12,303
        400     MRO Software, Inc.* ..............        5,616
        800     MTS Systems Corp. ................       27,712
        200     Multi-Fineline Electronix,
                Inc.* ............................        9,634
      1,000     Nanometrics, Inc.* ...............       11,010
        475     National Instruments Corp. .......       15,224
      4,300     National Semiconductor
                Corp. ............................      111,714
        650     NAVTEQ Corp.* ....................       28,516
      1,800     NCR Corp.* .......................       61,092
        200     Neoforma, Inc.* ..................        1,980
        200     Neoware Systems, Inc.* ...........        4,660
        741     NetBank, Inc. ....................        5,320
        800     NetFlix, Inc.* ...................       21,648
        750     Netgear, Inc.* ...................       14,438
        732     NetIQ Corp.* .....................        8,996
        250     Netlogic Microsystems, Inc.*......        6,810
        200     Netratings, Inc.* ................        2,466
      4,000     Network Appliance, Inc.* .........      108,000
        800     Newport Corporation* .............       10,832
      5,084     Novell, Inc.* ....................       44,892
      1,823     Novellus Systems, Inc.* ..........       43,971
      1,000     NVE Corp.* .......................       14,600
      1,800     Nvidia Corp.* ....................       65,808
        800     O2Micro International, Ltd.
                ADR* .............................        8,144
        200     Omnicell, Inc.* ..................        2,390
        450     Omnivision Technologies,
                Inc.* ............................        8,982
        200     On Assignment, Inc.* .............        2,182
      1,000     ON Semiconductor Corp.* ..........        5,530
        400     Online Resources Corp.* ..........        4,420
        611     Openwave Systems, Inc.* ..........       10,674

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        400     Opsware, Inc.* ...................  $     2,716
     46,630     Oracle Corp.* ....................      569,352
        200     OSI Systems, Inc.* ...............        3,678
        200     Overland Storage, Inc.* ..........        1,604
        200     Overstock.com, Inc.* .............        5,630
      1,265     Palm, Inc.* ......................       40,227
      2,600     Parametric Technology
                Corp.* ...........................       15,860
        200     Park Electrochemical Corp. .......        5,196
        300     Paxar Corp.* .....................        5,889
      4,100     Paychex, Inc. ....................      156,292
      1,000     PDF Solutions, Inc.* .............       16,250
        200     Pericom Semiconductor
                Corp.* ...........................        1,594
        750     Perot Systems Corp., Class
                A* ...............................       10,605
        200     Phoenix Technologies, Ltd.*.......        1,252
        300     Photon Dynamics, Inc.* ...........        5,484
        800     Photronics, Inc.* ................       12,048
        400     Pixar* ...........................       21,088
        600     Pixelworks, Inc.* ................        3,048
        200     Planar Systems, Inc.* ............        1,674
      1,450     Plantronics, Inc. ................       41,035
        400     PLATO Learning, Inc.* ............        3,176
      1,550     Plexus Corp.* ....................       35,247
        200     PLX Technology, Inc.* ............        1,720
      2,750     PMC - Sierra, Inc.* ..............       21,202
      1,950     Polycom, Inc.* ...................       29,835
        400     Portalplayer, Inc.* ..............       11,328
        200     Power Integrations, Inc.* ........        4,762
      1,180     Powerwave Technologies,
                Inc.* ............................       14,833
        400     Priceline.com, Inc.* .............        8,928
        100     Princeton Review, Inc.* ..........          515
        850     Progress Software Corp.* .........       24,123
        200     Provide Commerce, Inc.* ..........        6,622
        200     QAD, Inc. ........................        1,528
      1,200     QLogic Corp.* ....................       39,012
     19,100     Qualcomm, Inc. ...................      822,828

                       See Notes to Financial Statements.
                                       77

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        200     Quality Systems, Inc.* ...........  $    15,352
        400     Quest Software, Inc.* ............        5,836
        250     Rackable Systems, Inc.* ..........        7,120
        800     Radiant Systems, Inc.* ...........        9,728
        400     Radisys Corp.* ...................        6,936
      1,050     Rambus, Inc.* ....................       17,000
      1,726     RealNetworks, Inc.* ..............       13,394
      2,190     Red Hat, Inc.* ...................       59,656
        750     Redback Networks, Inc.* ..........       10,545
        300     Renaissance Learning, Inc. .......        5,673
        950     Reynolds & Reynolds Co.,
                Class A ..........................       26,666
      1,200     RF Micro Devices, Inc.* ..........        6,492
        400     RightNow Technologies,
                Inc.* ............................        7,384
        200     Rofin-Sinar Technologies,
                Inc.* ............................        8,694
        800     Rogers Corp.* ....................       31,344
      1,800     RSA Security, Inc.* ..............       20,214
        200     Rudolph Technologies, Inc.*.......        2,576
      1,600     S1 Corp.* ........................        6,960
      1,880     Sabre Holdings Corp., Class
                A ................................       45,327
        800     Salesforce.com, Inc.* ............       25,640
      1,900     SanDisk Corp.* ...................      119,358
      4,476     Sanmina-SCI Corp.* ...............       19,068
        800     Sapient Corp.* ...................        4,552
        800     Schawk, Inc. .....................       16,600
      1,810     Scientific-Atlanta, Inc. .........       77,957
      4,600     Seagate Technology* ..............       91,954
        200     Semitool, Inc.* ..................        2,176
      1,150     Semtech Corp.* ...................       20,999
        300     Serena Software, Inc.* ...........        7,032
        200     SI International, Inc.* ..........        6,114
      5,500     Siebel Systems, Inc. .............       58,190
        200     Sigma Designs, Inc.* .............        3,076
        200     Sigmatel, Inc.* ..................        2,620
        950     Silicon Image, Inc.* .............        8,598
        800     Silicon Laboratories, Inc.* ......       29,328

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        200     Silicon Storage Technology,
                Inc.* ............................  $     1,010
         50     Sirf Technology Holdings,
                Inc.* ............................        1,490
      2,682     Skyworks Solutions, Inc.* ........       13,651
      7,318     Solectron Corp.* .................       26,784
        500     Spire Corp.* .....................        3,725
        200     SRA International, Inc., Class
                A* ...............................        6,108
        150     SSA Global Technologies,
                Inc.* ............................        2,728
        200     Standard Microsystems
                Corp.* ...........................        5,738
        400     Startek, Inc. ....................        7,200
        200     Stellent, Inc.* ..................        1,986
     33,000     Sun Microsystems, Inc.* ..........      138,270
        800     Supertex, Inc.* ..................       35,400
        950     Sybase, Inc.* ....................       20,767
        750     SYKES Enterprises, Inc.* .........       10,028
     13,733     Symantec Corp.* ..................      240,328
      2,838     Symbol Technologies, Inc. ........       36,383
        100     Symmetricom, Inc.* ...............          847
        400     Synaptics, Inc.* .................        9,888
        200     SYNNEX Corp.* ....................        3,022
      1,592     Synopsys, Inc.* ..................       31,936
        300     Syntel, Inc. .....................        6,249
        200     Sypris Solutions, Inc. ...........        1,996
      1,400     Take-Two Interactive
                Software, Inc.* ..................       24,780
        750     Taleo Corp.* .....................        9,960
         50     Talx Corp. .......................        2,286
        800     Taser International, Inc.* .......        5,584
      1,000     Tech Data Corp.* .................       39,680
        400     Technitrol, Inc. .................        6,840
        550     Tektronix, Inc. ..................       15,516
      5,104     Tellabs, Inc.* ...................       55,634
      3,000     Teradyne, Inc.* ..................       43,710
        200     Tessera Technologies, Inc.*.......        5,170
     19,922     Texas Instruments, Inc. ..........      638,899

                       See Notes to Financial Statements.
                                       78

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,600     THQ, Inc.* .......................  $     38,160
      1,850     TIBCO Software, Inc.* ............        13,820
        100     Tier Technologies, Inc.,
                Class B* .........................           734
        200     TransAct Technologies, Inc.*......         1,580
        350     Transaction Systems
                Architects, Inc., Class A* .......        10,076
        150     Travelzoo, Inc.* .................         3,300
        800     Trident Microsystems, Inc.* ......        14,400
        700     Trimble Navigation, Ltd.* ........        24,843
        800     Trizetto Group, Inc.* ............        13,592
        200     TTM Technologies, Inc.* ..........         1,880
        800     Ulticom, Inc.* ...................         7,848
        400     Ultratech, Inc.* .................         6,568
      3,370     Unisys Corp.* ....................        19,647
        550     United Online, Inc. ..............         7,821
      1,000     Utstarcom, Inc.* .................         8,060
      1,955     Valueclick, Inc.* ................        35,405
        800     Varian Semiconductor
                Equipment Associates, Inc.*.......        35,144
        850     VeriFone Holdings, Inc.* .........        21,505
        300     Verint Systems, Inc.* ............        10,341
      3,116     VeriSign, Inc.* ..................        68,303
        400     Viasat, Inc.* ....................        10,692
        750     Vignette Corp.* ..................        12,232
      1,000     Virage Logic Corp.* ..............         9,880
      1,656     Vishay Intertechnology,
                Inc.* ............................        22,787
        600     Volterra Semiconductor
                Corp.* ...........................         9,000
        150     WebEx Communications,
                Inc.* ............................         3,244
        300     webMethods, Inc.* ................         2,313
        200     Websense, Inc.* ..................        13,128
      2,400     Western Digital Corp.* ...........        44,664
      1,718     Wind River Systems, Inc.* ........        25,375
        150     Witness Systems, Inc.* ...........         2,950
     10,650     Xerox Corp.* .....................       156,022
      4,350     Xilinx, Inc. .....................       109,664

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
     15,200     Yahoo!, Inc.* ....................  $    595,536
      1,075     Zebra Technologies Corp.,
                Class A* .........................        46,064
        200     Zygo Corp.* ......................         2,938

                                                    ------------
                                                      26,431,317
                                                    ------------
Materials - 3.5%
        200     Aceto Corp. ......................         1,316
      2,600     Air Products & Chemicals,
                Inc. .............................       153,894
        770     Airgas, Inc. .....................        25,333
      1,250     AK Steel Holding Corp.* ..........         9,938
        300     Albemarle Corp. ..................        11,505
     10,448     Alcoa, Inc. ......................       308,947
      1,700     Allegheny Technologies,
                Inc. .............................        61,336
        300     Aptargroup, Inc. .................        15,660
        250     Arch Chemicals, Inc. .............         7,475
        900     Arch Coal, Inc. ..................        71,550
      1,800     Ashland, Inc. ....................       104,220
      1,450     Ball Corp. .......................        57,594
      1,150     Bemis Co., Inc. ..................        32,051
        650     Bowater, Inc. ....................        19,968
        450     Brush Engineered Materials,
                Inc.* ............................         7,155
        400     Buckeye Technologies, Inc.*.......         3,220
        700     Cabot Corp. ......................        25,060
        400     Cambrex Corp. ....................         7,508
        500     Caraustar Industries, Inc.* ......         4,345
        350     Castle (AM) & Co.* ...............         7,644
      1,200     Celanese Corp., Class A ..........        22,944
        350     Century Aluminum Co.* ............         9,174
      1,000     CF Industries Holdings, Inc.......        15,250
      1,000     Chaparral Steel Co.* .............        30,250
         50     Charles & Covard, Ltd. ...........         1,010
      2,395     Chemtura Corp. ...................        30,417
        200     Cleveland-Cliffs, Inc. ...........        17,714
      1,450     Commercial Metals Co. ............        54,433

                       See Notes to Financial Statements.
                                       79

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Materials (continued)
        150     Compass Minerals
                International, Inc. ............... $     3,681
      1,100     CONSOL Energy, Inc. ...............      71,698
      2,350     Covanta Holding Corp.* ............      35,391
      2,700     Crown Holdings, Inc.* .............      52,731
     10,811     Dow Chemical Co. (The) ............     473,738
     12,000     du Pont (E.I.) de Nemours &
                Co. ...............................     510,000
        400     Dynamic Materials Corp. ...........      12,008
      1,000     Eastman Chemical Co. ..............      51,590
      2,300     Ecolab, Inc. ......................      83,421
      2,350     Engelhard Corp. ...................      70,853
        500     Ferro Corp. .......................       9,380
      1,000     Fiberstars, Inc.* .................       8,550
        750     Fleetwood Enterprises, Inc.*.......       9,262
        950     Florida Rock Industries, Inc.......      46,607
         50     FMC Corp.* ........................       2,658
        750     Foundation Coal Holdings,
                Inc. ..............................      28,500
      2,200     Freeport-McMoRan Copper
                & Gold, Inc., Class B .............     118,360
        150     Gibraltar Industries, Inc. ........       3,441
      1,650     Glamis Gold, Ltd.* ................      45,342
      1,000     Glatfelter ........................      14,190
        900     Grace (W.R.) & Co.* ...............       8,460
        300     Graphic Packaging Corp.* ..........         684
        200     H.B. Fuller Co. ...................       6,414
        800     Headwaters, Inc.* .................      28,352
      1,200     Hercules, Inc.* ...................      13,560
        600     Huntsman Corp.* ...................      10,332
        900     International Flavors &
                Fragrances, Inc. ..................      30,150
      5,892     International Paper Co. ...........     198,030
        800     James River Coal Co.* .............      30,560
        472     Kronos Worldwide, Inc. ............      13,693
        650     Longview Fibre Co. ................      13,526
      1,200     Louisiana-Pacific Corp. ...........      32,964
        800     Lubrizol Corp. ....................      34,744
      2,655     Lyondell Chemical Co. .............      63,242

     Shares                                               Value
---------------                                     ----------------
Materials (continued)
        500     Martin Marietta Materials,
                Inc. .............................. $    38,360
      2,376     MeadWestvaco Corp. ................      66,599
        800     Mines Management, Inc.* ...........       5,616
      3,140     Monsanto Co. ......................     243,444
        300     NewMarket Corp.* ..................       7,338
      4,900     Newmont Mining Corp. ..............     261,660
        400     NL Industries .....................       5,636
        200     Northwest Pipe Co.* ..............        5,360
      1,760     Nucor Corp. .......................     117,427
        870     Olin Corp. ........................      17,122
        400     Olympic Steel, Inc.* ..............       9,940
        200     Omnova Solutions, Inc.* ...........         960
         50     Oregon Steel Mills, Inc.* .........       1,471
      1,700     Owens-Illinois, Inc.* .............      35,768
      1,100     Packaging Corporation of
                America ...........................      25,245
      1,650     Pactiv Corp.* .....................      36,300
      1,600     Peabody Energy Corp. ..............     131,872
        300     Penford Corp. .....................       3,660
      1,220     Phelps Dodge Corp. ................     175,521
        300     PolyOne Corp.* ....................       1,929
      2,100     PPG Industries, Inc. ..............     121,590
      4,000     Praxair, Inc. .....................     211,840
      1,000     RBC Bearings, Inc.* ...............      16,250
      1,000     Roanoke Electric Steel Corp........      23,600
        300     Rock-Tenn Co., Class A ............       4,095
      1,658     Rohm & Haas Co. ...................      80,280
      1,300     RPM International, Inc. ...........      22,581
        500     Schulman (A.), Inc. ...............      10,760
        400     Scotts Miracle-Gro Co., Class
                A (The) ...........................      18,096
      1,800     Sealed Air Corp.* .................     101,106
        400     Sensient Technologies Corp.........       7,160
      1,400     Sherwin-Williams Co. (The).........      63,588
        700     Sigma-Aldrich Corp. ...............      44,303
      2,800     Smurfit-Stone Container
                Corp.* ............................      39,676
      1,050     Sonoco Products Co. ...............      30,870

                       See Notes to Financial Statements.
                                       80

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Materials (continued)
        200     Southern Copper Corp. ............. $    13,396
        400     Spartech Corp. ....................       8,780
        450     Steel Dynamics, Inc. ..............      15,980
        800     Steel Technologies, Inc. ..........      22,392
      1,350     Stillwater Mining Co.* ............      15,620
        300     Sun Hydraulics, Inc. ..............       5,799
      1,100     Symyx Technologies, Inc.* .........      30,019
      1,400     Temple-Inland, Inc. ...............      62,790
        500     Terra Industries, Inc.* ...........       2,800
      1,050     Texas Industries, Inc. ............      52,332
        400     Trex Co., Inc.* ...................      11,220
        800     UAP Holding Corp. .................      16,336
         50     United States Lime &
                Minerals, Inc.* ...................       1,324
      1,350     United States Steel Corp. .........      64,894
        300     US Concrete, Inc.* ................       2,844
      2,350     USEC, Inc. ........................      28,082
        300     USG Corp.* ........................      19,500
        700     Valhi, Inc. .......................      12,950
      1,000     Valspar Corp. .....................      24,670
        900     Vulcan Materials Co. ..............      60,975
        400     Wausau Paper Corp. ................       4,740
        400     Westlake Chemical Corp. ...........      11,524
      3,000     Weyerhaeuser Co. ..................     199,020
        600     Wheeling-Pittsburgh Corp.*.........       5,412
      1,050     Worthington Industries, Inc........      20,170
        200     Zoltek Cos., Inc.* ................       1,756

                                                    -----------
                                                      5,955,371
                                                    -----------
Telecommunication Services - 3.1%
      1,000     Access Integrated
                Technologies, Inc., Class A*.......      10,380
      1,500     Alamosa Holdings, Inc.* ...........      27,915
        700     Alaska Communications
                Systems Group, Inc. ...............       7,112
      3,851     Alltel Corp. ......................     242,998
      4,500     American Tower Corp., Class
                A* ................................     121,950
        200     Anaren, Inc.* .....................       3,126

     Shares                                               Value
---------------                                     ----------------
Telecommunication Services
(continued)
        400     Arris Group, Inc.* ................ $     3,788
     45,858     AT&T, Inc. ........................   1,123,062
     21,300     BellSouth Corp. ...................     577,230
        200     Boston Communications
                Group* ............................         226
      1,000     Carrier Access Corp.* .............       4,940
        600     Centennial Communications
                Corp.* ............................       9,312
      2,400     CenturyTel, Inc. ..................      79,584
      4,700     Citizens Communications
                Co. ...............................      57,481
        500     Cogent Communications
                Group, Inc.* ......................       2,745
      2,500     Crown Castle International
                Corp.* ............................      67,275
        300     Ditech Communications
                Corp.* ............................       2,505
        800     Dobson Communications
                Corp., Class A* ...................       6,000
        200     EFJ, Inc.* ........................       2,030
      1,000     Emcore Corp.* .....................       7,420
        800     EndWave Corp.* ....................       9,424
          5     Enterasys Networks, Inc.* .........          66
      1,000     Eschelon Telecom, Inc.* ...........      14,050
      2,890     Expedia, Inc.* ....................      69,245
      1,000     Extreme Networks* .................       4,750
        400     Fairpoint Communications,
                Inc. ..............................       4,144
      1,050     Foundry Networks, Inc.* ...........      14,501
        900     General Communication,
                Inc., Class A* ....................       9,297
        200     GMX Resources, Inc.* ..............       7,200
        800     Goamerica, Inc.* ..................       3,080
      2,890     IAC/InterActive Corp.* ............      81,817
        500     IDT Corp., Class B* ...............       5,850
      1,300     Interdigital Communications
                Corp.* ............................      23,816
        400     Iowa Telecommunications
                Services, Inc. ....................       6,196

                       See Notes to Financial Statements.
                                       81

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                                 Value
---------------                                       ----------------
Telecommunication Services
(continued)
        500     Ixia* ..............................  $     7,390
        400     Jamdat Mobile, Inc.* ...............       10,632
      6,590     Juniper Networks, Inc.* ............      146,957
      1,000     Knot Inc (The)* ....................       11,440
        200     KVH Industries, Inc.* ..............        1,956
        800     Leap Wireless International,
                Inc.* ..............................       30,304
      6,700     Level 3 Communications,
                Inc.* ..............................       19,229
        200     Mastec, Inc.* ......................        2,094
      3,500     MCI, Inc. ..........................       69,055
      1,200     Nextel Partners, Inc., Class
                A* .................................       33,528
      1,200     NII Holdings, Inc.* ................       52,416
        200     NMS Communications
                Corp.* .............................          698
        200     North Pittsburgh Systems,
                Inc. ...............................        3,774
        800     Novatel Wireless, Inc.* ............        9,688
        800     NTL, Inc.* .........................       54,464
        250     PanAmSat Holdings Corp. ............        6,125
      1,200     Premiere Global Services,
                Inc.* ..............................        9,756
        800     Price Communications
                Corp.* .............................       11,896
     11,170     Qwest Communications
                International, Inc.* ...............       63,111
        200     Radyne Corp.* ......................        2,914
         89     Remec, Inc.* .......................          113
        200     Saul Centers, Inc. .................        7,220
        550     SBA Communications Corp.,
                Class A* ...........................        9,845
     13,400     Sirius Satellite Radio, Inc.* ......       89,780
        400     Sonus Networks, Inc.* ..............        1,488
        200     Spectralink Corp. ..................        2,374
     34,654     Sprint Nextel Corp. ................      809,524
        200     SureWest Communications ............        5,274
      1,000     Syniverse Holdings, Inc.* ..........       20,900

     Shares                                                 Value
---------------                                       ----------------
Telecommunication Services
(continued)
      1,000     Talk America Holdings,
                Inc.* ..............................  $     8,630
        770     Telephone & Data Systems,
                Inc. ...............................       27,743
      1,000     Time Warner Telecom, Inc.,
                Class A* ...........................        9,850
        600     Tivo, Inc.* ........................        3,072
      1,000     Ubiquitel, Inc.* ...................        9,890
        800     USA Mobility, Inc.* ................       22,176
        550     Valassis Communications,
                Inc.* ..............................       15,989
        600     Valor Communications
                Group, Inc. ........................        6,840
     32,586     Verizon Communications,
                Inc. ...............................      981,490
        900     Wireless Facilities, Inc.* .........        4,590
      1,000     Wireless Xcessories Group*..........        5,000

                                                      -----------
                                                        5,199,730
                                                      -----------
Utilities - 3.3%
      7,035     AES Corp.* .........................      111,364
        800     AGL Resources, Inc. ................       27,848
      1,600     Allegheny Energy, Inc.* ............       50,640
      1,200     Alliant Energy Corp. ...............       33,648
      2,400     Ameren Corp. .......................      122,976
      4,830     American Electric Power Co.,
                Inc. ...............................      179,145
        500     American States Water Co. ..........       15,400
      1,821     Aqua America, Inc. .................       49,713
        900     Atmos Energy Corp. .................       23,544
        450     Avista Corp. .......................        7,969
        200     California Water Service
                Group ..............................        7,646
      1,200     Calpine Corp.* .....................          250
      3,000     Centerpoint Energy, Inc. ...........       38,550
      2,200     Cinergy Corp. ......................       93,412
      1,400     Cleco Corp. ........................       29,190
      2,300     CMS Energy Corp.* ..................       33,373
      2,900     Consolidated Edison, Inc. ..........      134,357

                       See Notes to Financial Statements.
                                       82

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                               Value
---------------                                     ----------------
Utilities (continued)
      2,100     Constellation Energy Group,
                Inc. .............................. $    120,960
      4,045     Dominion Resources, Inc.
                (VA) ..............................      312,274
      1,500     DPL, Inc. .........................       39,015
      2,200     DTE Energy Co. ....................       95,018
     10,200     Duke Energy Corp. .................      279,990
        500     Duquesne Light Holdings,
                Inc. ..............................        8,160
        732     Dynegy, Inc., Class A* ............        3,543
      3,650     Edison International ..............      159,176
        200     El Paso Electric Co.* .............        4,208
        640     Energen Corp. .....................       23,245
      1,400     Energy East Corp. .................       31,920
      2,700     Entergy Corp. .....................      185,355
      1,600     Equitable Resources, Inc. .........       58,704
      8,024     Exelon Corp. ......................      426,395
      4,000     FirstEnergy Corp. .................      195,960
      4,060     FPL Group, Inc. ...................      168,734
        900     Great Plains Energy, Inc. .........       25,164
        200     Gulf Island Fabrication, Inc.......        4,862
      1,000     Hawaiian Electric Industries,
                Inc. ..............................       25,900
        800     Idacorp, Inc. .....................       23,440
      2,000     KeySpan Corp. .....................       71,380
        500     Laclede Group, Inc. (The) .........       14,605
      1,350     MDU Resources Group, Inc...........       44,199
        800     MGE Energy, Inc ...................       27,128
      1,100     National Fuel Gas Co. .............       34,309
        200     Nicor, Inc. .......................        7,862
      3,290     NiSource, Inc. ....................       68,629
      1,200     Northeast Utilities ...............       23,628
      1,000     NRG Energy, Inc.* .................       47,120
      1,390     NSTAR .............................       39,893
      1,100     OGE Energy Corp. ..................       29,469
      1,300     Oneok, Inc. .......................       34,619
      1,200     Peoples Energy Corp. ..............       42,084
      2,200     Pepco Holdings, Inc. ..............       49,214
      4,000     PG&E Corp. ........................      148,480

     Shares                                               Value
---------------                                     ----------------
Utilities (continued)
      1,600     Piedmont Natural Gas Co. .......... $     38,656
      1,200     Pinnacle West Capital Corp.........       49,620
        800     PNM Resources, Inc. ...............       19,592
      4,600     PPL Corp. .........................      135,240
      2,941     Progress Energy, Inc. .............      129,169
      2,800     Public Service Enterprise
                Group, Inc. .......................      181,916
      1,100     Puget Energy, Inc. ................       22,462
      1,100     Questar Corp. .....................       83,270
      3,329     Reliant Energy, Inc.* .............       34,355
      1,179     SCANA Corp. .......................       46,429
      2,500     Sempra Energy .....................      112,100
      2,200     Sierra Pacific Resources* .........       28,688
      8,900     Southern Co. (The) ................      307,317
      1,372     Southern Union Co.* ...............       32,420
        630     Southwest Water Co. ...............        9,015
      2,400     TECO Energy, Inc. .................       41,232
      5,140     TXU Corp. .........................      257,977
      1,400     UGI Corp. .........................       28,840
        850     UIL Holdings Corp. ................       39,092
        833     Vectren Corp. .....................       22,624
      1,000     Westar Energy, Inc. ...............       21,500
      1,350     WGL Holdings, Inc. ................       40,581
      1,400     Wisconsin Energy Corp. ............       54,684
      4,425     Xcel Energy, Inc. .................       81,686

                                                    ------------
                                                       5,652,132
                                                    ------------
Total Common Stock
(Cost $128,706,313)                                  169,026,185
                                                    ------------

                       See Notes to Financial Statements.
                                       83

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WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                               December 31, 2005

     Shares                                             Value
----------------                                    ------------
WARRANTS - 0.0%#

   211           Expedia, Inc. expire
                 02/04/09* ................         $     907
   211           IAC/InterActiveCorp. expire
                 02/04/09* ................             1,011

                                                    ---------
Total Warrants
(Cost $1,075)                                           1,918
                                                    ---------

Total Investments - 99.8%
(Cost $128,707,388)  $169,028,103
Other Assets &            405,675
                     ------------
Liabilities, Net - 0.2%
NET ASSETS - 100.0%  $169,433,778
                     ============

-------------------------------
     * Non-income producing security.
     # Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       84

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                               December 31, 2005

                                                                                                                    DOW JONES
                                                     LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                                    COMPANY         COMPANY         COMPANY         COMPANY           5000
                                                    GROWTH           VALUE           GROWTH          VALUE            INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               ---------------- --------------- --------------- --------------- ----------------
ASSETS:
Investments, at cost (Note 1) ................  $ 501,919,476    $ 50,882,118    $ 12,874,343    $ 15,277,091    $ 128,707,388
                                                =============    ============    ============    ============    =============
Investments, at value (Note 1), See
 accompanying schedules ......................  $ 618,902,103    $ 63,104,582    $ 14,897,782    $ 18,073,923    $ 169,028,103
Cash .........................................     10,009,979       1,173,801         267,697         126,169          544,741
Cash on deposit for futures contracts
(Note 1) .....................................        387,450               -               -               -                -
Receivable for Portfolio shares sold .........      1,041,407          71,191             500               -          228,451
Receivable for investment securities sold.....              -          99,761               -         112,496               68
Dividends and interest receivable ............        498,302          79,996           5,038          28,869          217,670
Prepaid expenses and other assets ............         35,797          15,549          12,402          13,901           24,899
                                                -------------    ------------    ------------    ------------    -------------
 Total Assets ................................    630,875,038      64,544,880      15,183,419      18,355,358      170,043,932
                                                -------------    ------------    ------------    ------------    -------------
LIABILITIES:
Payable for Portfolio shares redeemed ........      3,886,125          89,415          26,937          19,512          372,099
Payable for investment securities
 purchased ...................................      1,518,835         251,687               -               -                -
Investment advisory fee payable (Note 2)......        783,410          79,858           8,274          20,208           28,391
Distribution and service fees payable
 (Note 3) ....................................        220,413          23,907           7,233           9,271           90,093
Custody fees payable .........................         11,811           2,046           2,377           3,183            7,374
Variation margin .............................         13,325               -               -               -                -
Accrued expenses and other payables ..........        280,782          42,121          19,099          23,998          112,197
                                                -------------    ------------    ------------    ------------    -------------
 Total Liabilities ...........................      6,714,701         489,034          63,920          76,172          610,154
                                                -------------    ------------    ------------    ------------    -------------
NET ASSETS ...................................  $ 624,160,337    $ 64,055,846    $ 15,119,499    $ 18,279,186    $ 169,433,778
                                                =============    ============    ============    ============    =============
NET ASSETS consist of:
Undistributed net investment income ..........  $       5,008    $      2,015    $      1,134    $          -    $     372,743
Accumulated net realized gain/(loss) on
 investments sold and futures contracts.......    (44,137,794)       (239,219)        214,747         303,009      (29,711,226)
Net unrealized appreciation of
 investments and futures contracts ...........    116,934,702      12,222,464       2,023,439       2,796,832       40,320,715
Paid-in capital ..............................    551,358,421      52,070,586      12,880,179      15,179,345      158,451,546
                                                -------------    ------------    ------------    ------------    -------------
NET ASSETS ...................................  $ 624,160,337    $ 64,055,846    $ 15,119,499    $ 18,279,186    $ 169,433,778
                                                =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       85

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
                                                               December 31, 2005

                                                  LARGE             LARGE
                                                 COMPANY           COMPANY
                                                 GROWTH             VALUE
                                                PORTFOLIO         PORTFOLIO
                                           ------------------ -----------------
NET ASSETS: ..............................
Investment Class shares ..................   $  411,659,728     $  56,244,630
                                             ==============     =============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Institutional Class shares ...............   $  212,500,609     $   7,811,216
                                             ==============     =============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Qualified Class shares ...................        N/A                N/A
                                             ==============     =============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Horace Mann Class shares .................        N/A                N/A
                                             ==============     =============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
SHARES OUTSTANDING:
Investment Class shares ..................       11,936,942         2,657,168
                                             ==============     =============
Institutional Class shares ...............        6,076,553           368,559
                                             ==============     =============
Qualified Class shares ...................        N/A                N/A
                                             ==============     =============
Horace Mann Class shares .................        N/A                N/A
                                             ==============     =============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $        34.49     $       21.17
                                             ==============     =============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $        34.97     $       21.19
                                             ==============     =============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A                N/A
                                             ==============     =============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A                N/A
                                             ==============     =============

                                                                                    DOW JONES
                                                 SMALL             SMALL            WILSHIRE
                                                COMPANY           COMPANY             5000
                                                 GROWTH            VALUE              INDEX
                                               PORTFOLIO         PORTFOLIO          PORTFOLIO
                                           ----------------- ----------------- ------------------
NET ASSETS: ..............................
Investment Class shares ..................   $  14,913,206     $  17,048,174     $  123,809,043
                                             =============     =============     ==============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Institutional Class shares ...............   $     206,293     $   1,231,012     $   42,853,841
                                             =============     =============     ==============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Qualified Class shares ...................        N/A               N/A          $      879,770
                                             =============     =============     ==============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Horace Mann Class shares .................        N/A               N/A          $    1,891,124
                                             =============     =============     ==============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
SHARES OUTSTANDING:
Investment Class shares ..................         883,238           976,294         11,691,446
                                             =============     =============     ==============
Institutional Class shares ...............          11,956            70,085          4,041,704
                                             =============     =============     ==============
Qualified Class shares ...................        N/A               N/A                  82,912
                                             =============     =============     ==============
Horace Mann Class shares .................        N/A               N/A                 178,893
                                             =============     =============     ==============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $       16.88     $       17.46     $        10.59
                                             =============     =============     ==============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $       17.25     $       17.56     $        10.60
                                             =============     =============     ==============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A               N/A          $        10.61
                                             =============     =============     ==============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A               N/A          $        10.57
                                             =============     =============     ==============

                       See Notes to Financial Statements.
                                       86

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WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS
                                            For the Year Ended December 31, 2005

                                                                                                              DOW JONES
                                                   LARGE           LARGE         SMALL          SMALL         WILSHIRE
                                                  COMPANY         COMPANY       COMPANY        COMPANY          5000
                                                  GROWTH           VALUE         GROWTH         VALUE           INDEX
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             ---------------- -------------- ------------- --------------- --------------
INVESTMENT INCOME:
Dividends ..................................   $  5,662,198    $ 1,264,402    $   70,579    $    281,409    $ 2,813,224
Interest ...................................         79,736         16,077         5,233           3,309          6,015
Foreign taxes withheld .....................              -         (1,742)          (41)           (225)          (143)
                                               ------------    -----------    ----------    ------------    -----------
 Total Income ..............................      5,741,934      1,278,737        75,771         284,493      2,819,096
                                               ------------    -----------    ----------    ------------    -----------
EXPENSES:
Investment advisory fee (Note 2) ...........      4,259,500        451,049       121,414         208,187        165,313
Distribution and service fees (Note 3) .....      1,463,529        155,194        46,410          76,935        354,886
Administration and Accounting fees (Note
 2) ........................................        676,735        105,489        54,779          65,938        284,459
Transfer agent fees (Note 2) ...............        244,112         64,287        47,482          51,423        163,604
Legal and Audit fees .......................        195,363         20,657         4,944           8,593         59,800
Printing fees ..............................        141,704         20,881         6,120           9,707         54,418
Custodian fees (Note 2) ....................         70,399         28,119        31,606          59,375         95,019
Registration and filing fees ...............         26,841         18,070        17,503          18,227         35,039
Directors' fees and expenses (Note 2) ......         45,082          4,788         1,144           1,898         13,015
Other ......................................         63,041         10,225         5,067           6,405         19,791
                                               ------------    -----------    ----------    ------------    -----------
 Subtotal ..................................      7,186,306        878,759       336,469         506,688      1,245,344
Fees waived and reimbursed by
 investment advisor (Note 2) ...............              -              -      (119,528)       (146,955)             -
Custody earnings credits (Note 2) ..........        (17,955)        (7,715)       (3,315)         (2,982)        (3,584)
                                               ------------    -----------    ----------    ------------    -----------
 Total Net Expenses ........................      7,168,351        871,044       213,626         356,751      1,241,760
                                               ------------    -----------    ----------    ------------    -----------
NET INVESTMENT INCOME/(LOSS) ...............     (1,426,417)       407,693      (137,855)        (72,258)     1,577,336
                                               ------------    -----------    ----------    ------------    -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS AND
 FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain from:
 Investments ...............................     22,332,911      2,376,323       552,331       4,103,154      1,810,083
 Futures contracts .........................        229,118              -             -               -              -
Net change in unrealized appreciation/
 (depreciation) on:
 Investments ...............................     25,374,354      2,426,156       105,036      (4,200,624)     5,880,943
 Futures contracts .........................        (47,950)             -             -               -              -
                                               ------------    -----------    ----------    ------------    -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS ................     47,888,433      4,802,479       657,367         (97,470)     7,691,026
                                               ------------    -----------    ----------    ------------    -----------
NET INCREASE/(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ................................   $ 46,462,016    $ 5,210,172    $  519,512    $   (169,728)   $ 9,268,362
                                               ============    ===========    ==========    ============    ===========

                       See Notes to Financial Statements.
                                       87

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                            For the Year Ended December 31, 2005

                                                      LARGE            LARGE
                                                     COMPANY          COMPANY
                                                      GROWTH           VALUE
                                                    PORTFOLIO        PORTFOLIO
                                                ----------------- ---------------
Operations:
Net investment income/(loss) ..................  $   (1,426,417)   $    407,693
Net realized gain/(loss) on investments and
 futures contracts ............................      22,562,029       2,376,323
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts ....................................      25,326,404       2,426,156
                                                 --------------    ------------
Net increase in net assets resulting from
 operations ...................................      46,462,016       5,210,172
Distributions to shareholders from:
Net investment income:
 Investment Class shares ......................               -        (334,402)
 Institutional Class shares ...................               -         (69,705)
 Qualified Class shares .......................        N/A              N/A
 Horace Mann Class shares .....................        N/A              N/A
Return of capital:
 Investment Class shares ......................               -        (239,986)
 Institutional Class shares ...................               -         (34,167)
Net realized capital gains:
 Investment Class shares ......................               -      (5,818,070)
 Institutional Class shares ...................               -        (828,336)
                                                 --------------    ------------
Total distributions to shareholders ...........               -      (7,324,666)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ..................................      92,157,178       9,523,031
 Shares issued as reinvestment of
  distributions ...............................               -       6,297,877
 Shares redeemed ..............................    (121,275,692)     (7,448,349)
                                                 --------------    ------------
Total Investment Class shares .................     (29,118,514)      8,372,559
                                                 --------------    ------------
Institutional Class shares:
 Shares sold ..................................      55,185,224         524,208
 Shares issued as reinvestment of
  distributions ...............................               -         735,491
 Shares redeemed ..............................     (41,167,410)     (3,269,930)
                                                 --------------    ------------
Total Institutional Class shares ..............      14,017,814      (2,010,231)
                                                 --------------    ------------
Qualified Class shares:
 Shares sold ..................................        N/A              N/A
 Shares issued as reinvestment of
  distributions ...............................        N/A              N/A
 Shares redeemed ..............................        N/A              N/A
                                                 --------------    ------------
Total Qualified Class shares ..................        N/A              N/A
                                                 --------------    ------------
Horace Mann Class shares:
 Shares sold ..................................        N/A              N/A
 Shares issued as reinvestment of
  distributions ...............................        N/A              N/A
 Shares redeemed ..............................        N/A              N/A
                                                 --------------    ------------
Total Horace Mann Class shares ................        N/A              N/A
                                                 --------------    ------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ..................     (15,100,700)      6,362,328
                                                 --------------    ------------
Net increase/(decrease) in net assets .........  $   31,361,316    $  4,247,834
                                                 --------------    ------------

                                                                                       DOW JONES
                                                     SMALL             SMALL           WILSHIRE
                                                    COMPANY           COMPANY            5000
                                                     GROWTH            VALUE             INDEX
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                --------------- ------------------ ----------------
Operations:
Net investment income/(loss) ..................  $   (137,855)    $      (72,258)   $    1,577,336
Net realized gain/(loss) on investments and
 futures contracts ............................       552,331          4,103,154         1,810,083
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts ....................................       105,036         (4,200,624)        5,880,943
                                                 ------------     --------------    --------------
Net increase in net assets resulting from
 operations ...................................       519,512           (169,728)        9,268,362
Distributions to shareholders from:
Net investment income:
 Investment Class shares ......................             -                  -          (792,650)
 Institutional Class shares ...................             -                  -          (400,624)
 Qualified Class shares .......................       N/A              N/A                  (3,426)
 Horace Mann Class shares .....................       N/A              N/A                 (11,385)
Return of capital:
 Investment Class shares ......................             -                  -                 -
 Institutional Class shares ...................             -                  -                 -
Net realized capital gains:
 Investment Class shares ......................    (1,200,902)        (3,952,267)                -
 Institutional Class shares ...................       (16,551)          (324,577)                -
                                                 ------------     --------------    --------------
Total distributions to shareholders ...........    (1,217,453)        (4,276,844)       (1,208,085)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ..................................     2,748,781          7,069,359        23,626,742
 Shares issued as reinvestment of
  distributions ...............................     1,182,468          3,884,538           773,033
 Shares redeemed ..............................    (2,245,120)       (26,589,713)      (28,781,333)
                                                 ------------     --------------    --------------
Total Investment Class shares .................     1,686,129        (15,635,816)       (4,381,558)
                                                 ------------     --------------    --------------
Institutional Class shares:
 Shares sold ..................................             -            166,925         2,523,122
 Shares issued as reinvestment of
  distributions ...............................        13,123            313,786           397,707
 Shares redeemed ..............................       (12,000)        (2,906,205)       (3,428,111)
                                                 ------------     --------------    --------------
Total Institutional Class shares ..............         1,123         (2,425,494)         (507,282)
                                                 ------------     --------------    --------------
Qualified Class shares:
 Shares sold ..................................       N/A              N/A                 461,062
 Shares issued as reinvestment of
  distributions ...............................       N/A              N/A                   3,426
 Shares redeemed ..............................       N/A              N/A              (1,033,616)
                                                 ------------     --------------    --------------
Total Qualified Class shares ..................       N/A              N/A                (569,128)
                                                 ------------     --------------    --------------
Horace Mann Class shares:
 Shares sold ..................................       N/A              N/A                 139,155
 Shares issued as reinvestment of
  distributions ...............................       N/A              N/A                  11,270
 Shares redeemed ..............................       N/A              N/A                (313,041)
                                                 ------------     --------------    --------------
Total Horace Mann Class shares ................       N/A              N/A                (162,616)
                                                 ------------     --------------    --------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ..................     1,687,252        (18,061,310)       (5,620,584)
                                                 ------------     --------------    --------------
Net increase/(decrease) in net assets .........  $    989,311     $  (22,507,882)   $    2,439,693
                                                 ------------     --------------    --------------

                       See Notes to Financial Statements.
                                       88

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                            For the Year Ended December 31, 2005

                                                                                                                    DOW JONES
                                                     LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                                    COMPANY         COMPANY         COMPANY         COMPANY           5000
                                                    GROWTH           VALUE           GROWTH          VALUE            INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               ---------------- --------------- --------------- --------------- ----------------
NET ASSETS:
Beginning of year ............................  $ 592,799,021    $ 59,808,012    $ 14,130,188    $ 40,787,068    $ 166,994,085
                                                -------------    ------------    ------------    ------------    -------------
End of year ..................................  $ 624,160,337    $ 64,055,846    $ 15,119,499    $ 18,279,186    $ 169,433,778
                                                =============    ============    ============    ============    =============
Undistributed net investment income ..........  $       5,008    $      2,015    $      1,134    $          -    $     372,743
                                                =============    ============    ============    ============    =============
Capital Share Transactions:
Investment Class shares:
 Shares sold .................................      2,842,583         424,772         158,107         329,319        2,343,713
 Shares issued as reinvestment of
  distributions ..............................              -         296,231          69,968         222,867           72,585
 Shares redeemed .............................     (3,809,046)       (333,218)       (129,180)     (1,290,986)      (2,840,968)
                                                -------------    ------------    ------------    ------------    -------------
Net increase in Investment Class shares
 outstanding .................................       (966,463)        387,785          98,895        (738,800)        (424,670)
                                                =============    ============    ============    ============    =============
Institutional Class shares:
 Shares sold .................................      1,675,492          23,357               -           7,760          246,825
 Shares issued as reinvestment of
  distributions ..............................              -          34,546             760          17,900           37,273
 Shares redeemed .............................     (1,278,383)       (147,799)           (683)       (139,771)        (336,137)
                                                -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Institutional Class
 shares outstanding ..........................        397,109         (89,896)             77        (114,111)         (52,039)
                                                =============    ============    ============    ============    =============
Qualified Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A               45,742
 Shares issued as reinvestment of
  distributions ..............................       N/A              N/A             N/A             N/A                  320
 Shares redeemed .............................       N/A              N/A             N/A             N/A             (101,705)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Qualified Class shares
 outstanding .................................       N/A              N/A             N/A             N/A              (55,643)
                                                =============    ============    ============    ============    =============
Horace Mann Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A               13,813
 Shares issued as reinvestment of
  distributions ..............................       N/A              N/A             N/A             N/A                1,059
 Shares redeemed .............................       N/A              N/A             N/A             N/A              (30,880)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Horace Mann Class shares
 outstanding .................................       N/A              N/A             N/A             N/A              (16,008)
                                                =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       89

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                            For the Year Ended December 31, 2004

                                                      LARGE             LARGE
                                                     COMPANY           COMPANY
                                                      GROWTH            VALUE
                                                    PORTFOLIO         PORTFOLIO
                                                ----------------- -----------------
Operations:
Net investment income/(loss) ..................  $     1,157,304    $     455,875
Net realized gain/(loss) on investments and
 futures contracts ............................       46,221,083       10,116,120
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts ....................................       (9,814,383)      (3,471,977)
                                                 ---------------    -------------
Net increase in net assets resulting from
 operations ...................................       37,564,004        7,100,018
Distributions to shareholders from:
Net investment income:
 Investment Class shares ......................         (379,823)        (830,112)
 Institutional Class shares ...................         (795,861)        (207,028)
 Qualified Class shares .......................        N/A               N/A
 Horace Mann Class shares .....................        N/A               N/A
Net realized capital gains:
 Investment Class shares ......................                -       (2,014,824)
 Institutional Class shares ...................                -         (413,379)
 Qualified Class shares .......................        N/A               N/A
 Horace Mann Class shares .....................        N/A               N/A
                                                 ---------------    -------------
Total distributions to shareholders ...........       (1,175,684)      (3,465,343)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ..................................      140,660,287       17,483,046
 Shares issued as reinvestment of
  distributions ...............................          371,391        2,777,755
 Shares redeemed ..............................     (121,797,055)      (9,010,345)
                                                 ---------------    -------------
Total Investment Class shares .................       19,234,623       11,250,456
                                                 ---------------    -------------
Institutional Class shares:
 Shares sold ..................................       53,544,985        3,220,709
 Shares issued as reinvestment of
  distributions ...............................          624,078          458,339
 Shares redeemed ..............................      (43,465,450)     (24,976,847)
                                                 ---------------    -------------
Total Institutional Class shares ..............       10,703,613      (21,297,799)
                                                 ---------------    -------------
Qualified Class shares:
 Shares sold ..................................        N/A               N/A
 Shares issued as reinvestment of
  distributions ...............................        N/A               N/A
 Shares redeemed ..............................        N/A               N/A
                                                 ---------------    -------------
Total Qualified Class shares ..................        N/A               N/A
                                                 ---------------    -------------
Horace Mann Class shares:
 Shares sold ..................................        N/A               N/A
 Shares issued as reinvestment of
  distributions ...............................        N/A               N/A
 Shares redeemed ..............................        N/A               N/A
                                                 ---------------    -------------
Total Horace Mann Class shares ................        N/A               N/A
                                                 ---------------    -------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ..................       29,938,236      (10,047,343)
                                                 ---------------    -------------
Net increase/(decrease) in net assets .........  $    66,326,556    $  (6,412,668)
                                                 ---------------    -------------

                                                                                     DOW JONES
                                                     SMALL            SMALL          WILSHIRE
                                                    COMPANY          COMPANY           5000
                                                     GROWTH           VALUE            INDEX
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                --------------- ---------------- ----------------
Operations:
Net investment income/(loss) ..................  $   (177,272)    $    (63,502)   $   1,461,436
Net realized gain/(loss) on investments and
 futures contracts ............................     1,895,008        5,194,267      (11,171,701)
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts ....................................       300,822        2,175,360       26,952,871
                                                 ------------     ------------    -------------
Net increase in net assets resulting from
 operations ...................................     2,018,558        7,306,125       17,242,606
Distributions to shareholders from:
Net investment income:
 Investment Class shares ......................             -          (47,474)      (1,252,062)
 Institutional Class shares ...................             -          (17,660)        (531,446)
 Qualified Class shares .......................       N/A             N/A                (9,717)
 Horace Mann Class shares .....................       N/A             N/A               (18,885)
Net realized capital gains:
 Investment Class shares ......................      (530,040)      (3,802,511)               -
 Institutional Class shares ...................        (8,082)        (422,116)               -
 Qualified Class shares .......................       N/A             N/A                     -
 Horace Mann Class shares .....................       N/A             N/A                     -
                                                 ------------     ------------    -------------
Total distributions to shareholders ...........      (538,122)      (4,289,761)      (1,812,110)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ..................................     2,031,310       26,043,617       38,098,778
 Shares issued as reinvestment of
  distributions ...............................       521,571        3,721,596        1,219,296
 Shares redeemed ..............................    (1,319,595)      (8,188,006)     (36,176,494)
                                                 ------------     ------------    -------------
Total Investment Class shares .................     1,233,286       21,577,207        3,141,580
                                                 ------------     ------------    -------------
Institutional Class shares:
 Shares sold ..................................        35,095        1,516,109       25,961,940
 Shares issued as reinvestment of
  distributions ...............................         6,455          438,053          528,193
 Shares redeemed ..............................        (7,886)      (9,344,353)     (12,543,322)
                                                 ------------     ------------    -------------
Total Institutional Class shares ..............        33,664       (7,390,191)      13,946,811
                                                 ------------     ------------    -------------
Qualified Class shares:
 Shares sold ..................................       N/A             N/A             1,170,496
 Shares issued as reinvestment of
  distributions ...............................       N/A             N/A                 9,717
 Shares redeemed ..............................       N/A             N/A            (3,491,334)
                                                 ------------     ------------    -------------
Total Qualified Class shares ..................       N/A             N/A            (2,311,121)
                                                 ------------     ------------    -------------
Horace Mann Class shares:
 Shares sold ..................................       N/A             N/A               191,673
 Shares issued as reinvestment of
  distributions ...............................       N/A             N/A                18,732
 Shares redeemed ..............................       N/A             N/A              (342,478)
                                                 ------------     ------------    -------------
Total Horace Mann Class shares ................       N/A             N/A              (132,073)
                                                 ------------     ------------    -------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ..................     1,266,950       14,187,016       14,645,197
                                                 ------------     ------------    -------------
Net increase/(decrease) in net assets .........  $  2,747,386     $ 17,203,380    $  30,075,693
                                                 ------------     ------------    -------------

                       See Notes to Financial Statements.
                                       90

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                            For the Year Ended December 31, 2004

                                                                                                               DOW JONES
                                                LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                               COMPANY         COMPANY         COMPANY         COMPANY           5000
                                               GROWTH           VALUE           GROWTH          VALUE            INDEX
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          ---------------- --------------- --------------- --------------- ----------------
NET ASSETS:
Beginning of year .......................  $ 526,472,465    $ 66,220,680    $ 11,382,802    $ 23,583,688    $ 136,918,392
                                           -------------    ------------    ------------    ------------    -------------
End of year .............................  $ 592,799,021    $ 59,808,012    $ 14,130,188    $ 40,787,068    $ 166,994,085
                                           =============    ============    ============    ============    =============
Undistributed net investment income .....  $           -    $          -    $          -    $          -    $       3,492
                                           =============    ============    ============    ============    =============
Capital Share Transactions:
Investment Class shares:
 Shares sold ............................      4,705,170         813,222         123,137       1,242,720        4,067,842
 Shares issued as reinvestment of
   distributions ........................         11,649         126,549          29,302         173,178          120,722
 Shares redeemed ........................     (4,072,464)       (424,794)        (81,493)       (389,215)      (3,831,805)
                                           -------------    ------------    ------------    ------------    -------------
Net increase in Investment Class shares
 outstanding ............................        644,355         514,977          70,946       1,026,683          356,759
                                           =============    ============    ============    ============    =============
Institutional Class shares:
 Shares sold ............................      1,749,057         151,527           2,050          70,712        2,789,080
 Shares issued as reinvestment of
   distributions ........................         19,382          20,862             357          20,355           52,193
 Shares redeemed ........................     (1,425,785)     (1,184,803)           (484)       (425,611)      (1,320,827)
                                           -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Institutional
 Class shares outstanding ...............        342,654      (1,012,414)          1,923        (334,544)       1,520,446
                                           =============    ============    ============    ============    =============
Qualified Class shares:
 Shares sold ............................       N/A              N/A             N/A             N/A              125,876
 Shares issued as reinvestment of
   distributions ........................       N/A              N/A             N/A             N/A                  961
 Shares redeemed ........................       N/A              N/A             N/A             N/A             (377,721)
                                           -------------    ------------    ------------    ------------    -------------
Net decrease in Qualified Class shares
 outstanding ............................       N/A              N/A             N/A             N/A             (250,884)
                                           =============    ============    ============    ============    =============
Horace Mann Class shares:
 Shares sold ............................       N/A              N/A             N/A             N/A               20,485
 Shares issued as reinvestment of
   distributions ........................       N/A              N/A             N/A             N/A                1,857
 Shares redeemed ........................       N/A              N/A             N/A             N/A              (36,590)
                                           -------------    ------------    ------------    ------------    -------------
Net decrease in Horace Mann Class
 shares outstanding .....................       N/A              N/A             N/A             N/A              (14,248)
                                           =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       91

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                                       Investment Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year          Year          Year             Period           Year Ended August 31,
                                          Ended         Ended         Ended             Ended         ----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  -------------------  -------------  -------------
Net asset value, beginning of
 period .............................   $   31.80     $   29.83     $   23.59       $     24.22         $   29.12      $   46.36
                                        ---------     ---------     ---------       -----------         ---------      ---------
Income/(loss) from investment
 operations:
Net investment income/(loss)* .......       (0.12)         0.04         (0.05)             0.02              0.04          (0.08)
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............        2.81          1.96          6.29             (0.61)            (4.86)        (16.65)
                                        ---------     ---------     ---------       -----------         ---------      ---------
Total from investment
 operations .........................        2.69          2.00          6.24             (0.59)            (4.82)        (16.73)
                                        ---------     ---------     ---------       -----------         ---------      ---------
Less distributions:
Dividends from net investment
 income .............................           -         (0.03)            -             (0.04)                -              -
Distributions from capital gains.....           -             -             -                 -             (0.08)         (0.51)
                                        ---------     ---------     ---------       -----------         ---------      ---------
Total distributions .................           -         (0.03)            -             (0.04)            (0.08)         (0.51)
                                        ---------     ---------     ---------       -----------         ---------      ---------
Net asset value, end of period ......   $   34.49     $   31.80     $   29.83       $     23.59         $   24.22      $   29.12
                                        =========     =========     =========       ===========         =========      =========
Total return2 .......................        8.46%         6.70%        26.45%            (2.42)%**        (16.61)%       (36.33)%
                                        =========     =========     =========       ===========         =========      =========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 411,660     $ 410,332     $ 365,658       $   243,890         $ 249,328      $ 354,633
Operating expenses excluding
 custody earnings credit ............        1.39%         1.44%         1.37%             0.95%***          0.90%          0.84%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.38%         1.43%         1.36%             0.95%***          0.89%          0.83%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.39%         1.44%         1.47%             1.45%***          0.90%          0.84%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................       (0.37)%        0.11%        (0.20)%            0.28%***          0.14%         (0.23)%
Portfolio turnover rate .............         58%           121%           93%               21%**             47%            43%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       92

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                        Institutional Class Shares
                                       -----------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year            Year         Year            Period           Year Ended August 31,
                                          Ended           Ended        Ended            Ended        ---------------------------
                                        12/31/2005      12/31/2004   12/31/2003      12/31/20021         2002          2001
                                       ---------------  -----------  ----------  ------------------  ------------  -----------
Net asset value, beginning of
 period .............................   $    32.13       $   30.13   $   23.81     $     24.51        $  29.39       $   46.63
                                        ----------       ---------   ---------     -----------        --------       ---------
Income/(loss) from investment
 operations:
Net investment income* ..............         0.00#           0.13        0.03            0.05            0.12            0.03
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............         2.84            2.01        6.36           (0.62)          (4.92)         (16.76)
                                        ----------       ---------   --------      -----------        --------       ---------
Total from investment
 operations .........................         2.84            2.14        6.39           (0.57)          (4.80)         (16.73)
                                        ----------       ---------   ---------     -----------        --------       ---------
Less distributions:
Dividends from net investment
 income .............................            -           (0.14)      (0.07)          (0.13)              -              -
Distributions from capital gains.....            -               -           -               -           (0.08)          (0.51)
                                        ----------       ---------   ---------     -----------        --------       ---------
Total distributions .................            -           (0.14)      (0.07)          (0.13)          (0.08)          (0.51)
                                        ----------       ---------   ---------     -----------        --------       ---------
Net asset value, end of period ......   $    34.97       $   32.13    $  30.13     $     23.81        $  24.51       $   29.39
                                        ==========       =========   =========     ===========        ========       =========
Total return2 .......................         8.84%           7.10%      26.85%          (2.32)%**      (16.39)%        (36.12)
                                        ==========       =========   =========     ===========        ========       =========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $  212,501       $ 182,467   $ 160,814     $    82,459        $ 84,271       $ 108,794
Operating expenses excluding
 custody earnings credit ............         1.01%           1.10%       1.05%           0.64%***        0.59%           0.52%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         1.01%           1.09%       1.04%           0.64%***        0.58%           0.51%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         1.01%           1.10%       1.15%           1.14%***        0.59%           0.52%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................         0.00%(a)        0.45%       0.12%           0.59%***        0.45%           0.09%
Portfolio turnover rate .............           58%            121%         93%             21%**           47%             43%

--------------
     #    Amount is less than $0.01 per share.
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     (a)  Amount represents less than 0.01%.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       93

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                                         Investment Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year          Year          Year             Period           Year Ended August 31,
                                           Ended         Ended         Ended            Ended         ----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  -------------------  ------------  ------------
Net asset value, beginning of
 period .............................    $  21.92      $  20.52      $  16.03       $    17.59          $  21.09      $  19.91
                                         --------      --------      --------       ----------          --------      --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.14          0.14          0.13             0.08              0.21          0.27
Net realized and unrealized
 gain/(loss) on investments .........        1.82          2.59          4.44            (1.40)            (2.41)         1.09
                                         --------      --------      --------       ----------          --------      --------
Total from investment
 operations .........................        1.96          2.73          4.57            (1.32)            (2.20)         1.36
                                         --------      --------      --------       ----------          --------      --------
Less distributions:
Dividends from net investment
 income .............................       (0.14)        (0.39)        (0.08)           (0.24)            (0.27)        (0.18)
Tax return of capital ...............       (0.10)            -             -                -                 -             -
Distributions from capital gains.....       (2.47)        (0.94)            -                -             (1.03)            -
                                         --------      --------      --------       ----------          --------      --------
Total distributions .................       (2.71)        (1.33)        (0.08)           (0.24)            (1.30)        (0.18)
                                         --------      --------      --------       ----------          --------      --------
Net asset value, end of period ......    $  21.17      $  21.92      $  20.52       $    16.03            $  17.59    $  21.09
                                         ========      ========      ========       ==========          ========      ========
Total return2 .......................        8.90%        13.28%        28.51%           (7.49)%**        (10.94)%        6.81%
                                         ========      ========      ========       ==========          ========      ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 56,245      $ 49,749      $ 35,997       $   25,327          $ 30,131      $ 31,455
Operating expenses excluding
 custody earnings credit ............        1.50%         1.65%         1.56%            1.17%***          1.04%         0.98%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.49%         1.65%         1.55%            1.16%***          1.03%         0.95%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.50%         1.65%         1.67%            1.67%***          1.04%         0.98%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.64%         0.67%         0.75%            1.39%***          1.06%         1.28%
Portfolio turnover rate .............          43%           73%          103%              19%**             72%           77%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       94

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                       Institutional Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year          Year          Year             Period           Year Ended August 31,
                                           Ended         Ended         Ended            Ended         ----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  -------------------  ------------  ------------
Net asset value, beginning of
 period .............................   $   21.94      $  20.55      $  16.04       $    17.64          $  21.14      $  19.93
                                        ---------      --------      --------       ----------          --------      --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.20          0.21          0.18             0.09               0.26         0.33
Net realized and unrealized
 gain/(loss) on investments .........        1.83          2.59          4.44            (1.40)            (2.41)         1.08
                                        ---------      --------      --------       ----------          --------      --------
Total from investment
 operations .........................        2.03          2.80          4.62            (1.31)            (2.15)         1.41
                                        ---------      --------      --------       ----------          --------      --------
Less distributions:
Dividends from net investment
 income .............................       (0.21)        (0.47)        (0.11)           (0.29)            (0.32)        (0.20)
Tax return of capital ...............       (0.10)            -             -                -                 -             -
Distributions from capital gains.....       (2.47)        (0.94)            -                -             (1.03)            -
                                        ---------      --------      --------       ----------          --------      --------
Total distributions .................       (2.78)        (1.41)        (0.11)           (0.29)            (1.35)        (0.20)
                                        ---------      --------      --------       ----------          --------      --------
Net asset value, end of period ......   $   21.19      $  21.94      $  20.55       $    16.04          $  17.64      $  21.14
                                        =========      ========      ========       ==========          ========      ========
Total return2 .......................        9.18%        13.62%        28.83%           (7.44)%**        (10.71)%        7.08%
                                        =========      ========      ========       ==========          ========      ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $   7,811      $ 10,059      $ 30,224       $   33,934          $ 37,133      $ 54,525
Operating expenses excluding
 custody earnings credit ............        1.21%         1.34%         1.31%            0.94%***          0.79%         0.71%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.20%         1.34%         1.30%            0.93%***          0.78%         0.68%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.21%         1.34%         1.42%            1.44%***          0.79%         0.71%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.91%         0.97%         1.00%            1.62%***          1.31%         1.55%
Portfolio turnover rate .............          43%           73%          103%              19%**             72%           77%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       95

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                                         Investment Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year          Year          Year             Period           Year Ended August 31,
                                           Ended         Ended         Ended            Ended         ----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  -------------------  ------------  ------------
Net asset value, beginning of
 period .............................    $  17.74      $  15.73      $  11.48       $    11.89          $  12.91      $  17.80
                                         --------      --------      --------       ----------          --------      --------
Income/(loss) from investment
 operations:
Net investment loss* ................       (0.17)        (0.24)        (0.26)           (0.06)            (0.19)        (0.21)
Net realized and unrealized
 gain/(loss) on investments .........        0.79          2.95          4.51            (0.35)            (0.83)        (2.23)
                                         --------      --------      --------       ----------          --------      --------
Total from investment
 operations .........................        0.62          2.71          4.25            (0.41)            (1.02)        (2.44)
                                         --------      --------      --------       ----------          --------      --------
Less distributions:
Distributions from capital gains.....       (1.48)        (0.70)            -                -                 -         (2.45)
                                         --------      --------      --------       ----------          --------      --------
Total distributions .................       (1.48)        (0.70)            -                -                 -         (2.45)
                                         --------      --------      --------       ----------          --------      --------
Net asset value, end of period ......    $  16.88      $  17.74      $  15.73       $    11.48          $  11.89      $  12.91
                                         ========      ========      ========       ==========          ========      ========
Total return2 .......................        3.48%        17.22%        37.02%           (3.45)%**         (7.90)%      (13.87)%
                                         ========      ========      ========       ==========          ========      ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 14,913      $ 13,916      $ 11,224       $    7,048          $  7,253      $  6,894
Operating expenses excluding
 custody earnings credit ............        1.52%         1.87%         2.51%            2.54%***          1.85%         1.75%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.50%         1.87%         2.51%            2.53%***          1.83%         1.72%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        2.36%         2.82%         3.11%            3.14%***          1.90%         1.90%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit ............       (0.97)%       (1.46)%       (1.98)%          (1.67)%***        (1.50)%       (1.50)%
Portfolio turnover rate .............          71%          106%          162%              35%**             84%           91%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       96

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                        Institutional Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                          Four
                                                                                         Month
                                           Year          Year           Year             Period           Year Ended August 31,
                                           Ended         Ended         Ended             Ended         ---------------------------
                                        12/31/2005    12/31/2004     12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  -------------  -------------------  ------------  ------------
Net asset value, beginning of
 period .............................    $  18.04      $  15.94      $  11.61        $  12.04            $  13.04      $  17.91
                                         --------      --------      --------        --------            --------      --------
Income/(loss) from investment
 operatios:
Net investment loss* ................       (0.12)        (0.19)        (0.23)          (0.06)              (0.16)        (0.17)
Net realized and unrealized
 gain/(loss) on investments .........        0.81          2.99          4.56           (0.37)              (0.84)        (2.25)
                                         --------      --------      --------        --------            --------      --------
Total from investment
 operations .........................        0.69          2.80          4.33           (0.43)              (1.00)        (2.42)
                                         --------      --------      --------        ---------           --------      --------

Less distributions:
Distributions from capital gains.....       (1.48)        (0.70)            -               -                   -         (2.45)
                                         --------      --------      --------        --------            --------      --------

Total distributions .................       (1.48)        (0.70)            -               -                   -         (2.45)
                                         --------      --------      --------        --------            --------      --------

Net asset value, end of period ......    $  17.25      $  18.04      $  15.94        $  11.61            $  12.04      $  13.04
                                         ========      ========      ========        ==========          ========      ========
Total return2 .......................        3.81%        17.56%        37.30%          (3.57)%**           (7.67)%     (13.66)%
                                         ========      ========      ========        ========            ========      ========

Ratios to average net
 assets/supplemen al data:
Net assets, end of period (in
 000's) .............................    $    206      $    214      $    159        $    290            $  3,404      $  5,818
Operating expenses excluding
 custody earnings credit ............        1.21%         1.55%         2.28%           2.27%***            1.57%         1.47%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.19%         1.55%         2.28%           2.26%***            1.55%         1.44%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        2.05%         2.50%         2.88%           2.87%***            1.62%         1.62%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit ............       (0.66)%       (1.14)%       (1.75)%         (1.40)%***          (1.22)%       (1.22)%
Portfolio turnover rate .............          71%          106%          162%             35%**               84%           91%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       97

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                                         Investment Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                         Four
                                                                                        Month
                                           Year          Year          Year             Period           Year Ended August 31,
                                           Ended         Ended         Ended            Ended         ----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  -------------------  ------------  ------------
Net asset value, beginning of
 period .............................    $  21.47      $  19.52      $  14.34       $    14.84          $  15.53      $  12.31
                                         --------      --------      --------       ----------          --------      --------
Income/(loss) from investment
 operations:
Net investment income/(loss)* .......       (0.07)        (0.06)         0.04             0.04              0.16          0.17
Net realized and unrealized
 gain/(loss) on investments .........        1.22          4.51          5.18            (0.29)            (0.71)         3.17
                                         --------      --------      --------       ----------          --------      --------
Total from investment
 operations .........................        1.15          4.45          5.22            (0.25)            (0.55)         3.34
                                         --------      --------      --------       ----------          --------      --------
Less distributions:
Dividends from net investment
 income .............................           -         (0.03)        (0.04)           (0.25)            (0.14)        (0.12)
Distributions from capital gains.....       (5.16)        (2.47)            -                -                 -             -
                                         --------      --------      --------       ----------          --------      --------
Total distributions .................       (5.16)        (2.50)        (0.04)           (0.25)            (0.14)        (0.12)
                                         --------      --------      --------       ----------          --------      --------
Net asset value, end of period ......    $  17.46      $  21.47      $  19.52       $    14.34          $  14.84      $  15.53
                                         ========      ========      ========       ==========          ========      ========
Total return2 .......................        5.41%        22.78%        36.41%           (1.66)%**         (3.59)%       27.28%
                                         ========      ========      ========       ==========          ========      ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 17,048      $ 36,826      $ 13,441       $   16,245          $ 20,325      $ 24,342
Operating expenses excluding
 custody earnings credit ............        1.50%         1.48%         1.52%            1.54%***          1.16%         1.24%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.48%         1.46%         1.52%            1.53%***          1.14%         1.18%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        2.10%         2.09%         2.12%            2.14%***          1.21%         1.39%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................       (0.32)%       (0.28)%        0.22%            0.82%***          1.02%         1.24%
Portfolio turnover rate .............          68%          134%          124%              43%**            117%           95%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       98

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                      Institutional Class Shares
                                       ----------------------------------------------------------------------------------------
                                                                                        Four
                                                                                        Month
                                           Year          Year          Year            Period          Year Ended August 31,
                                           Ended         Ended         Ended            Ended        --------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021         2002         2001
                                       ------------  ------------  ------------  ------------------  -----------  -----------
Net asset value, beginning of
 period .............................    $ 21.50       $  19.55       $  14.35       $   14.86          $ 15.53     $  12.31
                                         -------       --------       --------       ---------          -------     --------
Income/(loss) from investment
 operations:
Net investment income/(loss)* .......      (0.00)#         0.01           0.08            0.05             0.20         0.21
Net realized and unrealized
 gain/(loss) on investments .........       1.22           4.51           5.21           (0.28)           (0.71)        3.16
                                         -------       --------       --------       ---------          -------     --------
Total from investment
 operations .........................       1.22           4.52           5.29           (0.23)           (0.51)        3.37
                                         -------       --------       --------       ---------          -------     --------
Less distributions:
Dividends from net investment
 income .............................          -          (0.10)         (0.09)          (0.28)           (0.16)       (0.15)
Distributions from capital gains.....      (5.16)         (2.47)             -               -                -            -
                                         -------       --------       --------       ---------          -------     --------
Total distributions .................      (5.16)         (2.57)         (0.09)          (0.28)           (0.16)       (0.15)
                                         -------       --------       --------       ---------          -------     --------
Net asset value, end of period ......    $ 17.56       $  21.50       $  19.55       $   14.35          $ 14.86     $  15.53
                                         =======       ========       ========       =========          =======     ========
Total return2 .......................       5.73%          23.11%        36.86%         (1.57)%**        (3.34)%      27.51%
                                         =======       ========       ========       =========          =======     ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 1,231       $  3,961       $ 10,142       $   9,285          $ 9,570     $ 14,791
Operating expenses excluding
 custody earnings credit ............       1.17%          1.17%          1.23%           1.28%***         0.92%        1.00%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.16%          1.15%          1.23%           1.27%***         0.90%        0.94%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       1.78%          1.78%          1.83%           1.88%***         0.97%        1.15%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................      (0.01)%         0.03%          0.51%           1.08%***         1.26%        1.48%
Portfolio turnover rate .............         68%           134%           124%             43%**           117%          95%

--------------
     #    Amount is less than $0.01 per share.
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                       99

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                                      Investment Class Shares
                                      ----------------------------------------------------------------------------------------
                                                                                       Four
                                                                                       Month
                                           Year          Year          Year           Period          Year Ended August 31,
                                          Ended         Ended         Ended            Ended       ---------------------------
                                        12/31/2005    12/31/2004    12/31/2003      12/31/20021         2002         2001
                                      ------------- ------------- ------------- ------------------ ------------- ------------
Net asset value, beginning of
 period .............................   $   10.09     $    9.17     $    7.10      $    7.39         $   8.93      $  12.23
                                        ---------     ---------     ---------      ---------         --------      --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.09          0.09          0.05           0.01             0.05          0.06
Net realized and unrealized
 gain/(loss) on investments .........        0.48          0.93          2.05          (0.25)           (1.55)        (3.19)
                                        ---------     ---------     ---------      ---------         --------      --------
Total from investment
 operations .........................        0.57          1.02          2.10          (0.24)           (1.50)        (3.13)
                                        ---------     ---------     ---------      ---------         --------      --------
Less distributions:
Dividends from net investment
 income .............................       (0.07)        (0.10)        (0.03)         (0.05)          (0.04)        (0.03)
Distributions from capital gains.....           -             -             -              -                -         (0.14)
                                        ---------     ---------     ---------      ---------         --------      --------
Total distributions .................       (0.07)        (0.10)        (0.03)         (0.05)          (0.04)        (0.17)
                                        ---------     --------      ---------      ---------         --------      --------
Net asset value, end of period ......   $   10.59     $   10.09      $   9.17      $    7.10         $   7.39      $   8.93
                                        =========     =========     =========      =========         ========      ========
Total return2 .......................        5.63%        11.17%        29.62%        (3.23)%**       (16.95)%      (25.82)%
                                        =========     =========     =========      =========         ========      ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 123,809     $ 122,263     $ 107,818      $  63,224         $ 59,466      $ 83,421
Operating expenses excluding
 custody earnings credit ............        0.82%         0.92%         1.06%          1.23%***         0.87%         0.67%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        0.82%         0.92%         1.05%          1.22%***         0.86%         0.64%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        0.82%         0.92%         1.06%          1.23%***         1.01%         0.98%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.89%         0.93%         0.66%          0.59%***         0.53%         0.54%
Portfolio turnover rate .............          46%           31%            3%             6%**            22%            8%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                      100

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                       Institutional Class Shares
                                       -------------------------------------------------------------------------------------------
                                                                                        Four
                                                                                        Month
                                           Year          Year          Year            Period            Year Ended August 31,
                                           Ended         Ended         Ended            Ended        -----------------------------
                                        12/31/2005    12/31/2004    12/31/2003       12/31/20021          2002          2001
                                       ------------  ------------  ------------  ------------------  -------------  ------------
Net asset value, beginning of
 period .............................    $  10.11      $   9.18      $   7.10       $    7.41          $   8.95       $  12.25
                                         --------      --------      --------       ---------          --------       --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.12          0.12          0.08            0.02              0.07           0.09
Net realized and unrealized
 gain/(loss) on investments .........        0.47          0.94          2.05           (0.26)            (1.54)         (3.19)
                                         --------      --------      --------       ---------          --------       --------
Total from investment
 operations .........................        0.59          1.06          2.13           (0.24)            (1.47)         (3.10)
                                         --------      --------      --------       ---------          --------       --------
Less distributions:
Dividends from net investment
 income .............................       (0.10)        (0.13)        (0.05)         (0.07)            (0.07)         (0.06)
Distributions from capital gains.....           -             -             -               -                 -          (0.14)
                                         --------      --------      --------       ---------          --------       --------
Total distributions .................       (0.10)        (0.13)        (0.05)         (0.07)            (0.07)         (0.20)
                                         --------      --------      --------       ---------          --------       --------
Net asset value, end of period ......    $  10.60      $  10.11      $   9.18       $    7.10          $   7.41       $   8.95
                                         ========      ========      ========       =========          ========       ========
Total return2 .......................        5.83%        11.56%        30.05%         (3.18)%**        (16.58)%       (25.56)%
                                         ========      ========      ========       =========          ========       ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 42,854      $ 41,368      $ 23,621       $  15,245          $ 19,999       $ 22,799
Operating expenses excluding
 custody earnings credit ............        0.54%         0.62%         0.76%           0.95%***          0.58%          0.37%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        0.54%         0.62%         0.75%           0.94%***          0.57%          0.34%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        0.54%         0.62%         0.76%           0.95%***          0.72%          0.68%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        1.17%         1.22%         0.96%           0.87%***          0.82%          0.84%
Portfolio turnover rate .............          46%           31%            3%              6%**             22%             8%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                      101

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                         Qualified Class Shares
                                       ------------------------------------------------------------------------------------------
                                                                                       Four
                                                                                       Month
                                           Year          Year          Year           Period           Year Ended August 31,
                                           Ended         Ended        Ended            Ended        ---------------------------
                                        12/31/2005    12/31/2004    12/31/2003      12/31/20021          2002          2001
                                       ------------  ------------  -----------  ------------------  -------------  ------------
Net asset value, beginning of
 period .............................   $   10.10      $   9.15      $  7.09       $    7.36          $   8.90       $  12.23
                                        ---------      --------      -------       ---------          --------       --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.08          0.08         0.04            0.01              0.04           0.05
Net realized and unrealized
 gain/(loss) on investments .........        0.47          0.94         2.05           (0.25)            (1.54)         (3.19)
                                        ---------      --------      -------       ---------          --------       --------
Total from investment
 operations .........................        0.55          1.02         2.09           (0.24)            (1.50)         (3.14)
                                        ---------      --------      -------       ---------          --------       --------
Less distributions:
Dividends from net investment
 income .............................       (0.04)        (0.07)       (0.03)          (0.03)            (0.04)         (0.05)
Distributions from capital gains.....           -             -            -               -                 -          (0.14)
                                        ---------      --------      -------       ---------          --------       --------
Total distributions .................       (0.04)        (0.07)       (0.03)          (0.03)            (0.04)         (0.19)
                                        ---------      --------      -------       ---------          --------       --------
Net asset value, end of period ......   $    10.61     $  10.10      $  9.15       $    7.09          $   7.36       $   8.90
                                        =========      ========      =======       =========          ========       ========
Total return2 .......................        5.46%        11.13%       29.45%          (3.22)%**        (16.93)%       (25.90)%
                                        =========      ========      =======       =========          ========       ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $     880      $  1,399      $ 3,565       $   1,730          $  2,073       $  1,770
Operating expenses excluding
 custody earnings credit ............        0.93%         0.99%        1.15%           1.35%***          0.98%          0.77%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        0.93%         0.99%        1.14%           1.34%***          0.97%          0.74%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        0.93%         0.99%        1.15%           1.35%***          1.12%          1.08%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.75%         0.85%        0.58%           0.47%***          0.42%          0.44%
Portfolio turnover rate .............          46%           31%           3%              6%**             22%             8%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                      102

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                        Horace Mann Class Shares
                                       ------------------------------------------------------------------------------------------
                                                                                       Four
                                                                                       Month
                                           Year          Year          Year           Period           Year Ended August 31,
                                           Ended         Ended        Ended            Ended        ---------------------------
                                        12/31/2005    12/31/2004    12/31/2003      12/31/20021          2002          2001
                                       ------------  ------------  -----------  ------------------  -------------  ------------
Net asset value, beginning of
 period .............................   $   10.08      $   9.15      $  7.09       $    7.38          $   8.91       $  12.22
                                        ---------      --------      -------       ---------          --------       --------
Income/(loss) from investment
 operations:
Net investment income* ..............        0.08          0.08         0.05            0.01              0.04           0.05
Net realized and unrealized
 gain/(loss) on investments .........        0.47          0.95         2.04           (0.25)            (1.53)         (3.17)
                                        ---------      --------      -------       ---------          --------       --------
Total from investment
 operations .........................        0.55          1.03         2.09           (0.24)            (1.49)         (3.12)
                                        ---------      --------      -------       ---------          --------       --------
Less distributions:
Dividends from net investment
 income .............................       (0.06)        (0.10)       (0.03)          (0.05)            (0.04)         (0.05)
Distributions from capital gains.....           -             -            -               -                 -          (0.14)
                                        ---------      --------      -------       ---------          --------       --------
Total distributions .................       (0.06)        (0.10)       (0.03)          (0.05)            (0.04)         (0.19)
                                        ---------      --------      -------       ---------          --------       --------
Net asset value, end of period ......   $   10.57      $  10.08      $  9.15       $    7.09          $   7.38       $   8.91
                                        =========      ========      =======       =========          ========       ========
Total return2 .......................        5.49%        11.23%       29.44%          (3.28)%**        (16.85)%       (25.79)%
                                        =========      ========      =======       =========          ========       ========
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $   1,891      $  1,964      $ 1,915       $   1,401          $  1,401       $  1,623
Operating expenses excluding
 custody earnings credit ............        0.89%         0.97%        1.11%           1.30%***          0.93%          0.72%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        0.89%         0.97%        1.10%           1.29%***          0.92%          0.69%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        0.89%         0.97%        1.11%           1.30%***          1.07%          1.03%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.82%         0.87%        0.61%           0.52%***          0.47%          0.49%
Portfolio turnover rate .............          46%           31%           3%              6%**             22%             8%

--------------
     1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
     2    Total return represents aggregate total return for the period indicated.
     *    The selected per share data was calculated using the average shares outstanding method for the period.
     **   Non-annualized.
     ***  Annualized.

                       See Notes to Financial Statements.
                                      103

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992.
The Company operates as a series company and presently offers five series:
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company
Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000
Index Portfolio (collectively the "Portfolios", each a "Portfolio" of the
Company). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to class and voting privileges. The Dow Jones
Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace
Mann Class Shares. Each of the Investment Class, Qualified Class and Horace
Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the
National Association of Securities Dealers Automated Quotations system
("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

                                      104

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.  The actual character of income, realized gain and return of capital distributions received from Real Estate
Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares.
Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each
Portfolio's shares.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

2.  Investment Advisory Fee and Other Transactions.

The Advisory Agreement (the "Agreement") between the Company and Wilshire
Associates Incorporated ("Wilshire") permits the Board of Directors and
Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees of 0.75% of average daily net assets for the Large Company Growth and
Large Company Value Portfolios, of 0.85% of average daily net assets for the
Small Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio. For the year ended December 31, 2005, Wilshire voluntarily waived 0.60% from its fee for the
Small Company Growth Portfolio and 0.60% from its fee for the Small Company
Value Portfolio. Wilshire also reimbursed the Small Company Value and Small
Company Growth Portfolio for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through 12/31/05.

For the year ended December 31, 2005, Wilshire voluntarily waived fees and reimbursed expenses as follows:

Fund                                        Waived Fees     Reimbursed Expenses
----------------------------------------   -------------   --------------------
Small Company Growth Portfolio .........      $ 85,704            $33,824
Small Company Value Portfolio ..........       146,955                  -

The Board of Directors of the Company has approved Los Angeles Capital
Management and Equity Research ("L.A. Capital"), Delaware Management Company
("Delaware"), Goldman Sachs Asset Management ("Goldman Sachs"), Pzena
Investment Management, LLC ("Pzena"), Bernstein Investment Management and
Research ("Bernstein"), Kalmar

                                      105

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

Investment Advisers ("Kalmar") and NWQ Investment Management Company, LP
("NWQ") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Delaware, and Goldman Sachs each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and
Bernstein each manage a portion of the Large Company Value Portfolio. L.A.
Capital and Kalmar each manage a portion of the Small Company Growth Portfolio.
L.A. Capital and NWQ each manage a portion of the Small Company Value
Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000
Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement. Effective June 13, 2005, PFPC Trust Company serves as the Company's custodian. Prior to June 13, 2005, each Portfolio maintained a cash balance with its prior custodian and received a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each independent Director an annual fee of
$3,000 plus an additional $2,500 for each board meeting attended. The chairperson also receives an additional $3,000 meeting fee for each board meeting attended. The Company also reimburses expenses incurred by the independent Directors in attending such meetings.

3.  Distribution and Service Plan.

The Directors of the Company of each Portfolio have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares shares of each
Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index
Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors,
Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and
Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class
Shares. For the year ended December 31, 2005, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio,
Large Company Value Portfolio, Small Company Growth Portfolio, Small Company
Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.22%, 0.22%,
0.22%, 0.25% and 0.23% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the
expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and
Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

For the year ended December 31, 2005, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

                                      106

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

Fund                                                 Investment Class     Institutional Class
-------------------------------------------------   ------------------   --------------------
Large Company Growth Portfolio ..................           0.16%                 0.01%
Large Company Value Portfolio ...................           0.08%                 0.00%
Small Company Growth Portfolio ..................           0.11%                 0.02%
Small Company Value Portfolio ...................           0.09%                 0.03%
Dow Jones Wilshire 5000 Index Portfolio .........           0.06%                 0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has
adopted a shareholder services plan which authorizes payments by the Qualified
Class Shares of up to 0.15% of the average daily net assets attributable to the
Portfolio's Qualified Class Shares for certain shareholder services provided by
Insurers or other financial intermediaries. For the year ended December 31,
2005, the shareholder service provider fees for the Qualified Class Shares were
0.15% of average net assets.

The Directors of the Company of the Dow Jones Wilshire 5000 Index Portfolio,
have adopted a shareholder services and distribution plan pursuant to Rule
12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire
5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire
5000 Index Portfolio attributable to the Horace Mann Class Shares.

4.  Securities Transactions.

For the year ended December 31, 2005, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund                                                   Purchases           Sales
-------------------------------------------------   ---------------   ---------------
Large Company Growth Portfolio ..................    $327,649,212      $345,880,501
Large Company Value Portfolio ...................      28,283,190        25,481,449
Small Company Growth Portfolio ..................      12,458,808         9,971,267
Small Company Value Portfolio ...................      16,700,097        38,016,806
Dow Jones Wilshire 5000 Index Portfolio .........      75,445,201        78,874,277

The cost, unrealized appreciation and depreciation for Federal tax purposes at
December 31, 2005 for each Portfolio are as follows:

                                                                                                                 Net
                                                          Tax           Unrealized         Unrealized         Unrealized
                                                          Cost         Appreciation       Depreciation       Appreciation
Fund                                                ---------------   --------------   -----------------   ---------------
Large Company Growth Portfolio ..................    $505,595,051      $126,602,201      $ (13,343,074)     $113,259,127
Large Company Value Portfolio ...................      50,958,266        13,787,931         (1,641,615)       12,146,316
Small Company Growth Portfolio ..................      12,900,426         2,837,966           (840,610)        1,997,356
Small Company Value Portfolio ...................      15,389,522         3,665,710           (981,309)        2,684,401
Dow Jones Wilshire 5000 Index Portfolio .........     138,408,834        46,507,443        (15,888,174)       30,619,269

                                      107

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

5.  Significant Shareholder Activity.

On December 31, 2005, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios.
These represent omnibus shareholder accounts comprised of many individual shareholders.

Fund
--------------------------------------------------------------------------
Large Company Growth Portfolio (1 omnibus shareholder) ...................   55%
Large Company Value Portfolio (2 omnibus shareholders) ...................   60%
Small Company Growth Portfolio (2 omnibus shareholders) ..................   75%
Small Company Value Portfolio (2 omnibus shareholders) ...................   70%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders) .........   67%

6.  Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America;
therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Under the current tax law, capital and currency losses realized after October
31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2005, the following Portfolios elected to defer capital losses occurring between November 1, 2005 and December
31, 2005 as follows:

Fund                                                 Capital Losses
-------------------------------------------------   ---------------
Large Company Value Portfolio ...................      $ 161,056
Dow Jones Wilshire 5000 Index Portfolio .........        229,367

                                      108

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                                   Expiring December 31,
                                            --------------------------------------------------------------------
Fund                                            2008         2009          2010           2011          2012         2013
------------------------------------------- ----------- ------------- -------------- ------------- ------------- -----------
Large Company Growth Portfolio ............         -    $2,035,616    $38,469,520             -             -           -
Dow Jones Wilshire 5000 Index Portfolio ...  $343,818     1,775,025      8,232,611    $3,810,802    $5,509,772    $108,266

The following capital loss carryforwards were utilized in the current year:

Portfolio
----------------------------------------
Large Company Growth Portfolio .........    $ 20,320,465

The tax character of distributions paid were:

                                                   2005          2005
                                                 Ordinary       Return
                                                  Income      of Capital
Portfolio                                     -------------- ------------
Large Company Growth Portfolio ..............            -            -
Large Company Value Portfolio ...............  $ 1,269,020    $ 274,153
Small Company Growth Portfolio ..............      446,619            -
Small Company Value Portfolio ...............    1,766,864            -
Dow Jones Wilshire 5000 Index Portfolio .....    1,208,085            -

                                                   2005           2004          2004          2004
                                                  Capital       Ordinary       Return        Capital
                                                   Gains         Income      of Capital       Gains
Portfolio                                     -------------- -------------- ------------ --------------
Large Company Growth Portfolio ..............            -    $ 1,157,304     $ 18,380              -
Large Company Value Portfolio ...............  $ 5,781,493      1,029,832            -    $ 2,435,511
Small Company Growth Portfolio ..............      770,834        144,466            -        393,656
Small Company Value Portfolio ...............    2,509,980      2,027,608            -      2,262,153
Dow Jones Wilshire 5000 Index Portfolio .....            -      1,812,110            -              -

At December 31, 2005, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                                                                                Dow Jones
                                                 Large             Large           Small          Small         Wilshire
                                                Company           Company         Company        Company          5000
                                                 Growth            Value          Growth          Value           Index
                                               Portfolio         Portfolio       Portfolio      Portfolio       Portfolio
                                           ----------------- ---------------- -------------- -------------- ----------------
Undistributed ordinary income/(loss) .....               -                -              -              -    $     372,624
Accumulated capital gain/(loss) ..........   $ (40,505,136)               -    $   241,964    $   415,439      (19,780,294)
Unrealized appreciation ..................     113,307,052     $ 12,146,316      1,997,356      2,684,402       30,619,269
Post-October loss deferral ...............               -         (161,056)             -              -         (229,367)
                                             -------------     ------------    -----------    -----------    -------------
Total accumulated income .................   $  72,801,916     $ 11,985,260    $ 2,239,320    $ 3,099,841    $  10,982,232
                                             =============     ============    ===========    ===========    =============

The differences between book and tax-basis unrealized
appreciation/depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

                                      109

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued)

7.  Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2005, the reclassifications were as follows:

                                                                    Increase/(Decrease)     Increase/(Decrease)
                                            Increase/(Decrease)      Undistributed Net           Realized
                                              Paid-in Capital        Investment Income         Capital Gains
Portfolio                                  ---------------------   ---------------------   --------------------
Large Company Growth Portfolio .........       $  (1,476,227)           $ 1,431,425             $  44,802
Large Company Value Portfolio ..........            (274,155)                (1,571)              275,726
Small Company Growth Portfolio .........            (141,426)               138,989                 2,437
Small Company Value Portfolio ..........               3,186                 72,258               (75,444)

8.  Indemnifications.

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

                                      110

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WILSHIRE MUTUAL FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Company
Growth Portfolio, Large Company Value Portfolio, Small Company Growth
Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index
Portfolio (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Company") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 22, 2006

                                      111

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WILSHIRE MUTUAL FUNDS, INC.
TAX INFORMATION
(Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio                                            Percentage
-------------------------------------------------   -----------
Large Company Growth Portfolio ..................        0.00%
Large Company Value Portfolio ...................      100.00%
Small Company Growth Portfolio ..................        6.29%
Small Company Value Portfolio ...................       20.93%
Dow Jones Wilshire 5000 Index Portfolio .........      100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the
Portfolios listed below designate the following percentages of their income dividends distributed in 2005 as qualified dividend income as defined in
Section 1(h)(II) of the Internal Revenue Code.

Portfolio                                            Percentage
-------------------------------------------------   -----------
Large Company Growth Portfolio ..................        0.00%
Large Company Value Portfolio ...................       93.74%
Small Company Growth Portfolio ..................        7.10%
Small Company Value Portfolio ...................       13.76%
Dow Jones Wilshire 5000 Index Portfolio .........      100.00%

The following Portfolios designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

Portfolio
----------------------------------------
Large Company Value Portfolio ..........    $ 5,781,493
Small Company Growth Portfolio .........        770,834
Small Company Value Portfolio ..........      2,509,980

                                      112

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WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION

Set forth below are the names of the Directors and executive officers of the
Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them.

                                                                         Number of
                                Term of                                  Portfolios
                              Office and            Principal             In Fund                      Other
                Position(s)    Length of          Occupation(s)           Complex                  Directorships
                 Held With       Time             During Past 5         Overseen By                   Held By
 Name and Age       Fund       Served(1)              Years             Director(2)                   Director
                                                    NON-INTERESTED DIRECTORS
DeWitt F.      Director      Since 1996   Principal, February               12       Sycuan Funds; Forward Funds; PCG
Bowman, 75                                1994-Present, Pension                      Private Equity Fund; Brandes
                                          Investment Consulting                      Institutional International Fund
                                          (pension consulting firm).                 (registered investment companies);
                                                                                     RREEF America REIT III; Director,
                                                                                     5/94-present, RREEF America REIT
                                                                                     (real estate investment trusts); Pacific
                                                                                     Gas & Electric Nuclear Decommis-
                                                                                     sioning Trust (trust fund for
                                                                                     decommissioning nuclear power
                                                                                     plants); University of California
                                                                                     Regents Investment Management;
                                                                                     Wilshire Variable Insurance Trust (7
                                                                                     portfolios)
Cynthia A.     Director      Since 1998   Senior Consultant, North          12       Wilshire Variable Insurance Trust (7
Hargadon, 51                              Point Advisors                             portfolios); Allmerica Investment
                                          (consulting firm) (since                   Trust (9 portfolios)
                                          2003); President, Potomac
                                          Asset Management (2000
                                          to 2002); Director of
                                          Investments, National
                                          Automobile Dealers
                                          Association (1998 to
                                            2000)

                                      113

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WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION - (CONTINUED)

                                                                             Number of
                                     Term of                                 Portfolios
                                   Office and           Principal             In Fund                    Other
                     Position(s)    Length of         Occupation(s)           Complex                Directorships
                      Held With       Time            During Past 5         Overseen By                 Held By
    Name and Age         Fund       Served(1)             Years             Director(2)                 Director
                                                INTERESTED DIRECTOR AND OFFICERS
Lawrence            Director,     Since 2005   Senior Managing Director,        12       Wilshire Associates Incorporated;
Davanzo, 53(3)      President                  Wilshire Associates                       Wilshire Variable Insurance Trust (7
                                               Incorporated (since                       portfolios)
                                               2004); Managing Director,
                                               Guggenheim Partners
                                               (August 2004 to October
                                               2004); Independent
                                               Investor (August 2001 to
                                               August 2004); President,
                                               Investor Force Securities
                                               (February 2000 to August
                                               2001); Managing Director
                                               and Founder, Asset
                                               Strategy Consultants
                                               (investment consulting
                                               firm) (February 1991 to
                                               February 2000)
Scott Boroczi, 45   Treasurer     Since 2005   Vice President, Wilshire        N/A       N/A
                                               Associates Incorporated
                                               (since 2005); Relationship
                                               Manager, Municipal
                                               Trustees Services, The
                                               Bank of New York Trust
                                               Company (1997 to 2005)
Helen               Chief         Since 2004   Vice President, Wilshire        N/A       N/A
Thompson, 38        Compliance                 Associates Incorporated
                    Officer and                (since 2003); Associate
                    Secretary                  Director, First Quadrant,
                                               L.P. (2001 to 2003); Chief
                                               Investment Accountant,
                                               Financial Controller,
                                               Company Secretary,
                                               Associate Director,
                                               Compliance Officer (1996
                                               to 2003), First Quadrant
                                               Limited

(1)Directors and Officers hold office until they resign or their successors have been elected and qualified.

(2)The "Fund Complex" consists of all registered investment companies for which the Adviser serves as investment adviser, including the seven series of
 Wilshire Variable Insurance Trust.

(3)Mr. Davanzo is an interested Director of the Company due to his position with the Adviser.

                                      114

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WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION - (CONTINUED)

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each
Portfolio's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilshirefunds.com, or on the
SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's
Public Reference Room in Washington, DC. Information on the operation of the
Public Reference Room may be obtained by calling 1-202-551-8090.

                                      115

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS

During the six months ended December 31, 2005, the Board of Directors (the
"Board") of Wilshire Mutual Funds, Inc. (the "Company") approved the renewal for additional one-year terms of Wilshire Associates Incorporated's
("Wilshire") sub-advisory agreements with Goldman Sachs Asset Management
("GSAM") and NWQ Investment Management Company, LLC ("NWQ") on behalf of the
Large Company Growth Portfolio and the Small Company Value Portfolio,
respectively.  In the following text, GSAM and NWQ are referred to as
"Sub-Advisers" and the sub-advisory agreement with each Sub-Adviser is referred to as an "Agreement."

The information in this summary outlines the Board's considerations associated with its approval of each of the Agreements.  In connection with its deliberations regarding the continuation of these sub-advisory relationships, the Board considered such information and factors as it believed to be relevant.  As described below, the Board considered the nature, extent and quality of the services performed by the Sub-Advisers under the existing sub-advisory arrangements; comparative fees and expense ratios; the profits to be realized by the Sub-Advisers; the extent to which the Sub-Adviser realizes economies of scale as the Large Company Growth or Small Company Value
Portfolios grow; and whether any fall-out benefits are being realized by the
Sub-Advisers.  In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel.  In addition, the Directors who are not "interested persons" of the Company as defined in the Investment
Company Act of 1940 (the "Independent Directors") discussed the approval of the
Agreements with management and in private sessions with counsel at which no representatives of the Sub-Advisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors.  In deciding to approve renewal of the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.  However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

In connection with their contract review meeting, the Board received and relied upon information as to each Sub-Adviser describing:  (i) the nature, extent and quality of services provided; (ii) the investment performance of the
Sub-Adviser in connection with the Portfolio it manages; (iii) the financial condition of the Sub-Adviser; (iv) the extent to which economies of scale are realized as a Portfolio grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Portfolio shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the
Sub-Adviser from its relationship with the Portfolio.

                                      116

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WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS
(Continued)

Nature, Extent and Quality of Services

As to each Agreement, the Board considered the nature, extent and quality of services provided under the Agreement.  The Board considered the reputation, qualifications and background of the Sub-Adviser, investment approach of the
Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of each Portfolio, and the resources made available to such personnel.  The Board also considered the Sub-Adviser's compliance with investment policies and general legal compliance, including interaction with the Company's Chief Compliance Officer.  In addition, the Board considered
Wilshire's recommendation that each Sub-Advisory Agreement be continued.

Based upon all relevant factors, the Board concluded that although each
Sub-Adviser underperformed its benchmark, the investment performance of the
Sub-Adviser was satisfactory given market conditions, the Sub-Adviser's adherence to investment style and the longer term track record of the
Sub-Adviser.

Sub-Advisory Fees and Profitability to the Sub-Advisers

The Board considered each Portfolio's sub-advisory  fees.  The Board evaluated the competitiveness of the sub-advisory  fees based upon data supplied by each
Sub-Adviser about the fees charged to other clients.  The Board also considered that the sub-advisory fee rates were negotiated at arm's length between
Wilshire and each Sub-Adviser and that Wilshire compensates the Sub-Adviser from its fees.  Based upon all of the above, the Board determined that each sub-advisory fee was  reasonable.

In addition to noting that Wilshire compensates each Sub-Adviser from its own advisory fees and that the fees were negotiated at arm's length between
Wilshire and each Sub-Adviser, the Board noted that the revenues to the
Sub-Advisers were limited due to the size of the Portfolios.  Accordingly, the
Board concluded that they need not review estimated levels of profits to the
Sub-Advisers in order to conclude, as they did, that profitability to the
Sub-Advisers was not unreasonable.

Economies of Scale

The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each Portfolio and whether the sub-advisory fees reflect such economies of scale through breakpoints in fees.  The Board also considered whether the effective sub-advisory fee rate for each Portfolio under the Agreement is reasonable in relation to the asset size of such
Portfolio.  The Board concluded that the fee schedule for each Portfolio reflects an appropriate recognition of any economies of scale.

                                      117

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS
(Continued)

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser.  The Board considered each Sub-Adviser's soft dollar practices.  The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the
Board determined that the terms of each Agreement continue to be fair and reasonable and that the continuation of each Agreement is in the best interests of each of the Large Company Growth and Small Company Value Portfolios.

                                      118

c/o PFPC Inc.

[GRAPHIC OMITTED]

P.O. Box 9807
Providence, RI 02940
1-888-200-6796
www.wilshirefunds.com

WILAR05

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors has determined that DeWitt F. Bowman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR. Effective February 24, 2006, the registrant’s Board of Directors determined that Roger A. Formisano is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4. Principal Accountant Fees and Services.

Audit Fees

For the fiscal year ended December 31, 2004, PricewaterhouseCoopers LLP (“PWC”) billed the Fund $109,900 for professional services rendered for the audit of the Fund’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. For the fiscal year ended December 31, 2005, PWC will bill the Fund $117,600 for professional services rendered for the audit of the Fund’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees

For the fiscal years ended December 31, 2004 and 2005, PWC did not bill the Fund for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and that are not reported above.

Tax Fees

For the fiscal year ended December 31, 2004, PWC billed the Fund $10,500 for professional services rendered for tax compliance, tax advice, tax planning and tax training. For the fiscal year ended December 31, 2005, PWC will bill the Fund $11,240 for professional services rendered for tax compliance, tax advice, tax planning and tax training. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

For the fiscal years ended December 31, 2004 and 2005, PWC did not bill the Fund for products and services other than the services reported above.

Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Non-Audit Fees

For the fiscal year ended December 31, 2004, PWC billed the Fund and the Adviser $113,400 in non-audit fees. For the fiscal year ended December 31, 2005, PWC billed or will bill the Fund and the Adviser $145,470 in non-audit fees.

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Adviser that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining PWC’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the registrant’s Form N-CSR as filed with the SEC on March 10, 2005.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)
Date	3/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)
Date	3/6/06

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer
(principal financial officer)
Date	3/6/06

*	Print the name and title of each signing officer under his or her signature.